UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1.

Reports to Stockholders

Fidelity Advisor® Stock Selector Mid Cap Fund

Semi-Annual Report
May 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Bancorp, Inc., Delaware	1.6
Churchill Downs, Inc.	1.3
Landstar System, Inc.	1.3
ARAMARK Holdings Corp.	1.3
Willscot Mobile Mini Holdings	1.3
KBR, Inc.	1.3
Regal Rexnord Corp.	1.2
CACI International, Inc. Class A	1.2
CubeSmart	1.2
WESCO International, Inc.	1.2
12.9

Market Sectors (% of Fund's net assets)

Industrials	22.3
Financials	14.3
Consumer Discretionary	14.2
Information Technology	10.2
Health Care	9.1
Real Estate	7.9
Materials	6.2
Consumer Staples	5.1
Utilities	3.5
Energy	3.4
Communication Services	1.8

Asset Allocation (% of Fund's net assets)

Futures - 0.8%

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.4%
Frontier Communications Parent, Inc. (a)(b)	60,100	894
Iridium Communications, Inc.	99,500	5,974
		6,868
Entertainment - 0.3%
Endeavor Group Holdings, Inc. (a)	81,300	1,831
Liberty Media Corp. Liberty Formula One Series C (a)	30,300	2,133
Warner Music Group Corp. Class A	62,600	1,531
		5,495
Interactive Media & Services - 0.2%
IAC, Inc. (a)	9,000	503
TripAdvisor, Inc. (a)(b)	47,900	745
Ziff Davis, Inc. (a)	42,100	2,486
		3,734
Media - 0.9%
Cable One, Inc. (b)	6,100	3,732
Interpublic Group of Companies, Inc.	63,451	2,360
Nexstar Broadcasting Group, Inc. Class A	29,100	4,392
TEGNA, Inc.	45,100	699
The New York Times Co. Class A	125,100	4,431
		15,614
TOTAL COMMUNICATION SERVICES		31,711
CONSUMER DISCRETIONARY - 14.2%
Automobile Components - 1.3%
Adient PLC (a)	244,000	8,220
Lear Corp.	110,753	13,585
Novem Group SA	169,600	1,628
		23,433
Automobiles - 0.4%
Harley-Davidson, Inc.	251,572	7,826
Broadline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	147,200	8,114
Diversified Consumer Services - 0.7%
Cairo Mezz PLC (a)	6,133,124	767
H&R Block, Inc.	232,000	6,925
Service Corp. International	72,200	4,593
		12,285
Hotels, Restaurants & Leisure - 5.4%
ARAMARK Holdings Corp.	600,200	23,696
Brinker International, Inc. (a)	127,100	4,649
Caesars Entertainment, Inc. (a)	215,302	8,830
Churchill Downs, Inc.	179,694	24,406
Domino's Pizza, Inc.	32,900	9,536
Planet Fitness, Inc. (a)	84,000	5,371
Red Rock Resorts, Inc.	3,200	146
Vail Resorts, Inc.	25,400	6,177
Wyndham Hotels & Resorts, Inc.	230,133	15,707
		98,518
Household Durables - 1.9%
Leggett & Platt, Inc. (b)	200,640	6,116
Mohawk Industries, Inc. (a)	74,540	6,861
NVR, Inc. (a)	1,478	8,209
Taylor Morrison Home Corp. (a)	329,664	13,988
		35,174
Specialty Retail - 1.8%
Burlington Stores, Inc. (a)	25,600	3,852
Five Below, Inc. (a)	83,300	14,371
Foot Locker, Inc.	189,500	4,798
Valvoline, Inc.	244,004	9,394
		32,415
Textiles, Apparel & Luxury Goods - 2.2%
Capri Holdings Ltd. (a)	190,064	6,671
Levi Strauss & Co. Class A	99,400	1,315
Prada SpA	893,400	5,973
PVH Corp.	145,254	12,495
Tapestry, Inc.	327,049	13,089
		39,543
TOTAL CONSUMER DISCRETIONARY		257,308
CONSUMER STAPLES - 5.1%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	13,400	4,523
Celsius Holdings, Inc. (a)	41,800	5,247
		9,770
Consumer Staples Distribution & Retail - 2.5%
Albertsons Companies, Inc.	38,700	788
BJ's Wholesale Club Holdings, Inc. (a)	155,500	9,742
Casey's General Stores, Inc.	24,900	5,619
Performance Food Group Co. (a)	254,300	14,060
Sprouts Farmers Market LLC (a)	146,500	5,063
U.S. Foods Holding Corp. (a)	236,500	9,408
		44,680
Food Products - 1.3%
Bunge Ltd.	8,600	797
Darling Ingredients, Inc. (a)	155,900	9,881
Freshpet, Inc. (a)(b)	24,400	1,458
Ingredion, Inc.	70,700	7,395
Nomad Foods Ltd. (a)	73,100	1,246
Post Holdings, Inc. (a)(b)	22,226	1,888
Sovos Brands, Inc. (a)	74,800	1,420
		24,085
Household Products - 0.3%
Energizer Holdings, Inc.	114,000	3,716
Reynolds Consumer Products, Inc.	53,500	1,468
		5,184
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	141,246	5,172
The Beauty Health Co. (a)(b)	480,500	3,863
		9,035
TOTAL CONSUMER STAPLES		92,754
ENERGY - 3.4%
Energy Equipment & Services - 0.9%
Championx Corp.	419,200	10,589
Liberty Oilfield Services, Inc. Class A	539,260	6,331
		16,920
Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	214,402	6,814
Denbury, Inc. (a)	83,502	7,529
EQT Corp. (b)	230,992	8,032
HF Sinclair Corp.	249,106	10,323
Northern Oil & Gas, Inc.	240,700	7,199
Targa Resources Corp.	78,000	5,308
		45,205
TOTAL ENERGY		62,125
FINANCIALS - 14.2%
Banks - 5.2%
Associated Banc-Corp.	484,153	7,170
Axos Financial, Inc. (a)	62,729	2,372
Bancorp, Inc., Delaware (a)	960,269	29,624
Cadence Bank	289,749	5,204
East West Bancorp, Inc.	129,945	6,218
First Interstate Bancsystem, Inc.	93,078	2,052
Pathward Financial, Inc.	163,747	7,195
Piraeus Financial Holdings SA (a)	1,022,216	3,016
Popular, Inc.	215,600	12,328
Synovus Financial Corp.	90,743	2,458
Wintrust Financial Corp.	75,692	4,812
Zions Bancorp NA	433,602	11,833
		94,282
Capital Markets - 0.8%
Interactive Brokers Group, Inc.	163,124	12,598
Patria Investments Ltd.	144,000	2,124
		14,722
Consumer Finance - 1.0%
FirstCash Holdings, Inc.	43,224	4,259
NerdWallet, Inc. (a)(b)	182,630	1,717
OneMain Holdings, Inc.	346,080	13,103
		19,079
Financial Services - 3.2%
AvidXchange Holdings, Inc. (a)	489,894	4,747
Cannae Holdings, Inc. (a)	185,667	3,648
Essent Group Ltd.	271,800	12,005
MGIC Investment Corp.	396,192	5,990
Nuvei Corp. (Canada) (a)(c)	100,614	3,157
Repay Holdings Corp. (a)	393,176	2,489
Shift4 Payments, Inc. (a)	45,052	2,826
UWM Holdings Corp. Class A (b)	1,024,989	5,258
Voya Financial, Inc.	135,050	9,156
WEX, Inc. (a)	52,307	8,675
		57,951
Insurance - 4.0%
American Financial Group, Inc.	92,275	10,360
BRP Group, Inc. (a)	348,461	6,990
Fairfax Financial Holdings Ltd. (sub. vtg.)	9,146	6,565
Globe Life, Inc.	36,543	3,771
Primerica, Inc.	70,600	12,851
Reinsurance Group of America, Inc.	99,900	13,986
Talanx AG	66,304	3,696
Unum Group	319,631	13,888
		72,107
TOTAL FINANCIALS		258,141
HEALTH CARE - 9.1%
Biotechnology - 1.4%
Repligen Corp. (a)	84,200	14,139
United Therapeutics Corp. (a)	52,500	11,011
		25,150
Health Care Equipment & Supplies - 3.2%
ICU Medical, Inc. (a)	59,000	10,319
Masimo Corp. (a)	124,000	20,068
Nevro Corp. (a)	176,000	4,851
Penumbra, Inc. (a)	60,000	18,440
Tandem Diabetes Care, Inc. (a)	170,000	4,418
		58,096
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)	197,500	13,949
agilon health, Inc. (a)	460,000	9,145
Alignment Healthcare, Inc. (a)	693,106	4,069
Molina Healthcare, Inc. (a)	26,500	7,258
Option Care Health, Inc. (a)	108,000	2,975
Privia Health Group, Inc. (a)	340,000	8,483
Surgery Partners, Inc. (a)	271,500	10,176
		56,055
Health Care Technology - 0.3%
Evolent Health, Inc. (a)	235,000	6,848
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	130,000	6,820
Bruker Corp.	187,500	12,956
		19,776
TOTAL HEALTH CARE		165,925
INDUSTRIALS - 22.3%
Aerospace & Defense - 2.3%
HEICO Corp. Class A	163,413	19,912
Howmet Aerospace, Inc.	239,400	10,234
Spirit AeroSystems Holdings, Inc. Class A	426,800	11,349
		41,495
Building Products - 1.0%
Carlisle Companies, Inc.	90,540	19,234
Commercial Services & Supplies - 0.9%
The Brink's Co.	241,392	16,060
Construction & Engineering - 1.5%
MDU Resources Group, Inc.	134,568	3,927
Willscot Mobile Mini Holdings (a)	532,998	22,962
		26,889
Electrical Equipment - 1.2%
Regal Rexnord Corp.	172,833	22,449
Ground Transportation - 2.4%
Landstar System, Inc.	136,011	23,854
RXO, Inc. (a)	287,200	5,994
XPO, Inc. (a)	286,100	13,427
		43,275
Machinery - 7.1%
AGCO Corp.	148,600	16,388
Allison Transmission Holdings, Inc.	120,863	5,717
Chart Industries, Inc. (a)(b)	66,800	7,330
Crane Co.	135,200	9,824
Crane Nxt Co.	132,500	6,973
Dover Corp.	67,100	8,946
ESAB Corp.	311,600	18,297
Flowserve Corp.	641,094	20,868
IDEX Corp.	96,175	19,154
ITT, Inc.	195,687	14,904
		128,401
Marine Transportation - 0.8%
Kirby Corp. (a)	206,594	14,784
Passenger Airlines - 0.2%
JetBlue Airways Corp. (a)	542,700	3,707
Professional Services - 3.0%
CACI International, Inc. Class A (a)	74,900	22,412
Ceridian HCM Holding, Inc. (a)(b)	101,700	6,290
FTI Consulting, Inc. (a)	20,900	3,929
KBR, Inc.	385,500	22,752
		55,383
Trading Companies & Distributors - 1.9%
Air Lease Corp. Class A	347,500	13,212
WESCO International, Inc.	155,113	21,309
		34,521
TOTAL INDUSTRIALS		406,198
INFORMATION TECHNOLOGY - 10.2%
Electronic Equipment, Instruments & Components - 1.8%
Avnet, Inc.	193,400	8,479
Cognex Corp.	216,671	11,908
Jabil, Inc.	56,600	5,067
Trimble, Inc. (a)	91,900	4,289
TTM Technologies, Inc. (a)	290,100	3,974
		33,717
IT Services - 2.6%
Akamai Technologies, Inc. (a)	87,500	8,061
Cyxtera Technologies, Inc. Class A (a)	299,800	49
EPAM Systems, Inc. (a)	18,717	4,803
GoDaddy, Inc. (a)	107,800	7,910
MongoDB, Inc. Class A (a)	34,000	9,989
Twilio, Inc. Class A (a)	164,400	11,446
Wix.com Ltd. (a)	56,100	4,276
		46,534
Semiconductors & Semiconductor Equipment - 0.6%
Cirrus Logic, Inc. (a)	51,700	4,016
SolarEdge Technologies, Inc. (a)	22,300	6,352
		10,368
Software - 5.0%
Aspen Technology, Inc. (a)	24,248	3,975
Bill Holdings, Inc. (a)	68,200	7,064
Blackbaud, Inc. (a)	152,800	11,209
Blend Labs, Inc. (a)(b)	1,456,519	1,440
Elastic NV (a)	142,100	10,348
Five9, Inc. (a)	166,800	11,027
Gen Digital, Inc.	446,000	7,823
Guidewire Software, Inc. (a)	68,200	5,659
HubSpot, Inc. (a)	18,900	9,790
PTC, Inc. (a)	45,600	6,129
Tenable Holdings, Inc. (a)	226,100	9,268
Workiva, Inc. (a)	71,332	6,909
		90,641
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp. (a)	117,300	4,543
TOTAL INFORMATION TECHNOLOGY		185,803
MATERIALS - 6.2%
Chemicals - 2.0%
Ashland, Inc.	130,900	11,111
RPM International, Inc.	196,300	15,663
Westlake Corp.	87,000	9,044
		35,818
Construction Materials - 0.8%
Eagle Materials, Inc.	96,700	15,755
Metals & Mining - 2.7%
Alcoa Corp.	273,000	8,660
Cleveland-Cliffs, Inc. (a)(b)	653,700	9,073
Lundin Mining Corp.	916,900	6,410
Reliance Steel & Aluminum Co.	82,600	19,385
Royal Gold, Inc.	45,200	5,598
		49,126
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	216,300	12,658
TOTAL MATERIALS		113,357
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.4%
American Homes 4 Rent Class A	53,200	1,824
CubeSmart	499,772	22,210
EastGroup Properties, Inc.	107,800	17,745
Equity Lifestyle Properties, Inc.	58,400	3,689
Essex Property Trust, Inc.	38,400	8,297
Healthcare Trust of America, Inc.	453,400	8,438
Lamar Advertising Co. Class A	145,400	13,069
Omega Healthcare Investors, Inc.	20,000	596
Postal Realty Trust, Inc.	711,830	10,450
Ryman Hospitality Properties, Inc.	55,800	5,119
SITE Centers Corp.	773,700	9,223
Spirit Realty Capital, Inc.	265,200	10,359
Tanger Factory Outlet Centers, Inc.	32,200	656
Terreno Realty Corp.	135,000	8,280
Ventas, Inc.	312,600	13,486
		133,441
Real Estate Management & Development - 0.5%
Doma Holdings, Inc. Class A (a)(b)	1,223,802	365
Jones Lang LaSalle, Inc. (a)	66,000	9,262
WeWork, Inc. (a)	464,500	80
		9,707
TOTAL REAL ESTATE		143,148
UTILITIES - 3.5%
Electric Utilities - 0.7%
Allete, Inc.	73,100	4,355
OGE Energy Corp.	80,400	2,837
PNM Resources, Inc.	123,900	5,689
		12,881
Gas Utilities - 0.8%
Atmos Energy Corp.	12,100	1,395
National Fuel Gas Co.	84,800	4,317
ONE Gas, Inc.	42,018	3,401
Southwest Gas Holdings, Inc.	34,900	2,043
UGI Corp.	140,500	3,930
		15,086
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP	29,300	1,756
Ormat Technologies, Inc. (b)	47,500	4,042
		5,798
Multi-Utilities - 1.1%
Algonquin Power & Utilities Corp.	356,900	3,008
Black Hills Corp.	120,700	7,357
NorthWestern Energy Corp.	155,600	8,805
		19,170
Water Utilities - 0.6%
Essential Utilities, Inc.	281,715	11,477
TOTAL UTILITIES		64,412
TOTAL COMMON STOCKS (Cost $1,678,265)		1,780,882

Convertible Bonds - 0.1%
	Principal Amount (d) (000s)	Value ($) (000s)
FINANCIALS - 0.1%
Financial Services - 0.1%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $1,546)	2,326	1,564

U.S. Treasury Obligations - 0.1%
	Principal Amount (d) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 4.59% to 4.92% 6/1/23 to 6/8/23 (e) (Cost $1,220)	1,220	1,220

Money Market Funds - 3.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (f)	32,252,729	32,259
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	36,717,147	36,721
TOTAL MONEY MARKET FUNDS (Cost $68,979)		68,980

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,750,010)	1,852,646
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(33,859)
NET ASSETS - 100.0%	1,818,787

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	57	Jun 2023	13,731	(309)	(309)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,157,000 or 0.2% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,022,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	56,961	333,150	357,852	729	2	(2)	32,259	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	29,703	337,434	330,416	174	-	-	36,721	0.1%
Total	86,664	670,584	688,268	903	2	(2)	68,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	31,711	31,711	-	-
Consumer Discretionary	257,308	257,308	-	-
Consumer Staples	92,754	92,754	-	-
Energy	62,125	62,125	-	-
Financials	258,141	258,141	-	-
Health Care	165,925	165,925	-	-
Industrials	406,198	406,198	-	-
Information Technology	185,803	185,803	-	-
Materials	113,357	113,357	-	-
Real Estate	143,148	143,148	-	-
Utilities	64,412	64,412	-	-

Corporate Bonds	1,564	-	1,564	-

U.S. Government and Government Agency Obligations	1,220	-	1,220	-

Money Market Funds	68,980	68,980	-	-
Total Investments in Securities:	1,852,646	1,849,862	2,784	-
Derivative Instruments:

Liabilities
Futures Contracts	(309)	(309)	-	-
Total Liabilities	(309)	(309)	-	-
Total Derivative Instruments:	(309)	(309)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(309)
Total Equity Risk	0	(309)
Total Value of Derivatives	0	(309)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,961) - See accompanying schedule:
Unaffiliated issuers (cost $1,681,031)	$1,783,666
Fidelity Central Funds (cost $68,979)	68,980

Total Investment in Securities (cost $1,750,010)		$1,852,646
Receivable for investments sold		7,040
Receivable for fund shares sold		871
Dividends receivable		2,455
Distributions receivable from Fidelity Central Funds		160
Other receivables		26
Total assets		1,863,198
Liabilities
Payable to custodian bank	$204
Payable for investments purchased	4,620
Payable for fund shares redeemed	1,109
Accrued management fee	883
Distribution and service plan fees payable	323
Payable for daily variation margin on futures contracts	200
Other affiliated payables	306
Other payables and accrued expenses	44
Collateral on securities loaned	36,722
Total Liabilities		44,411
Net Assets		$1,818,787
Net Assets consist of:
Paid in capital		$1,707,590
Total accumulated earnings (loss)		111,197
Net Assets		$1,818,787

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($590,253 ÷ 17,679 shares) (a)		$33.39
Maximum offering price per share (100/94.25 of $33.39)		$35.43
Class M :
Net Asset Value and redemption price per share ($425,449 ÷ 12,606 shares) (a)		$33.75
Maximum offering price per share (100/96.50 of $33.75)		$34.97
Class C :
Net Asset Value and offering price per share ($19,424 ÷ 675 shares) (a)(b)		$28.77
Fidelity Stock Selector Mid Cap Fund :
Net Asset Value , offering price and redemption price per share ($318,705 ÷ 8,899 shares)		$35.81
Class I :
Net Asset Value , offering price and redemption price per share ($335,986 ÷ 9,351 shares)		$35.93
Class Z :
Net Asset Value , offering price and redemption price per share ($128,970 ÷ 3,596 shares) (b)		$35.87
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$15,230
Non-Cash dividends		2,014
Interest		118
Income from Fidelity Central Funds (including $174 from security lending)		903
Total Income		18,265
Expenses
Management fee
Basic fee	$5,137
Performance adjustment	(194)
Transfer agent fees	1,628
Distribution and service plan fees	2,013
Accounting fees	263
Custodian fees and expenses	28
Independent trustees' fees and expenses	6
Registration fees	71
Audit	30
Legal	3
Interest	8
Miscellaneous	5
Total expenses before reductions	8,998
Expense reductions	(48)
Total expenses after reductions		8,950
Net Investment income (loss)		9,315
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,748
Fidelity Central Funds	2
Foreign currency transactions	(8)
Futures contracts	1,050
Total net realized gain (loss)		8,792
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(90,367)
Fidelity Central Funds	(2)
Assets and liabilities in foreign currencies	6
Futures contracts	(1,567)
Total change in net unrealized appreciation (depreciation)		(91,930)
Net gain (loss)		(83,138)
Net increase (decrease) in net assets resulting from operations		$(73,823)
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,315	$11,268
Net realized gain (loss)	8,792	174,994
Change in net unrealized appreciation (depreciation)	(91,930)	(275,836)
Net increase (decrease) in net assets resulting from operations	(73,823)	(89,574)
Distributions to shareholders	(176,342)	(266,942)
Share transactions - net increase (decrease)	(23,499)	259,019
Total increase (decrease) in net assets	(273,664)	(97,497)

Net Assets
Beginning of period	2,092,451	2,189,948
End of period	$1,818,787	$2,092,451

Financial Highlights
Fidelity Advisor® Stock Selector Mid Cap Fund Class A

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$38.19	$45.46	$37.74	$36.07	$39.28	$39.74
Income from Investment Operations
Net investment income (loss) A,B	.16	.20	.20	.30 C	.25	.26
Net realized and unrealized gain (loss)	(1.60)	(1.76)	8.40	2.85	2.80 D	1.04
Total from investment operations	(1.44)	(1.56)	8.60	3.15	3.05	1.30
Distributions from net investment income	(.18)	(.21)	(.35)	(.21)	(.25)	(.11)
Distributions from net realized gain	(3.18)	(5.50)	(.54)	(1.27)	(6.01)	(1.65)
Total distributions	(3.36)	(5.71)	(.88) E	(1.48)	(6.26)	(1.76)
Net asset value, end of period	$33.39	$38.19	$45.46	$37.74	$36.07	$39.28
Total Return F,G,H	(3.68)%	(4.66)%	23.19%	8.99%	12.13% D	3.36%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.97% K	.97%	1.05%	1.14%	1.14%	.93%
Expenses net of fee waivers, if any	.97% K	.97%	1.05%	1.14%	1.14%	.92%
Expenses net of all reductions	.97% K	.97%	1.05%	1.13%	1.14%	.91%
Net investment income (loss)	.90% K	.52%	.45%	.94% C	.75%	.64%
Supplemental Data
Net assets, end of period (in millions)	$590	$654	$736	$626	$623	$532
Portfolio turnover rate L	45% K	64%	43%	86%	57%	81%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 11.95%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Stock Selector Mid Cap Fund Class M

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$38.50	$45.77	$37.99	$36.30	$39.43	$39.89
Income from Investment Operations
Net investment income (loss) A,B	.12	.11	.09	.22 C	.17	.16
Net realized and unrealized gain (loss)	(1.61)	(1.80)	8.48	2.86	2.85 D	1.04
Total from investment operations	(1.49)	(1.69)	8.57	3.08	3.02	1.20
Distributions from net investment income	(.08)	(.09)	(.25)	(.12)	(.14)	(.01)
Distributions from net realized gain	(3.18)	(5.50)	(.54)	(1.27)	(6.01)	(1.65)
Total distributions	(3.26)	(5.58) E	(.79)	(1.39)	(6.15)	(1.66)
Net asset value, end of period	$33.75	$38.50	$45.77	$37.99	$36.30	$39.43
Total Return F,G,H	(3.79)%	(4.90)%	22.91%	8.71%	11.88% D	3.10%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.22% K	1.22%	1.29%	1.38%	1.38%	1.17%
Expenses net of fee waivers, if any	1.21% K	1.21%	1.29%	1.38%	1.38%	1.17%
Expenses net of all reductions	1.21% K	1.21%	1.29%	1.37%	1.38%	1.15%
Net investment income (loss)	.66% K	.27%	.20%	.70% C	.51%	.39%
Supplemental Data
Net assets, end of period (in millions)	$425	$464	$552	$496	$544	$536
Portfolio turnover rate L	45% K	64%	43%	86%	57%	81%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .42%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 11.70%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Stock Selector Mid Cap Fund Class C

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$33.33	$40.31	$33.58	$32.15	$35.67	$36.25
Income from Investment Operations
Net investment income (loss) A,B	.02	(.09)	(.14)	.04 C	(.01)	(.05)
Net realized and unrealized gain (loss)	(1.40)	(1.53)	7.51	2.50	2.46 D	.96
Total from investment operations	(1.38)	(1.62)	7.37	2.54	2.45	.91
Distributions from net investment income	-	-	(.10)	-	-	-
Distributions from net realized gain	(3.18)	(5.36)	(.54)	(1.11)	(5.97)	(1.49)
Total distributions	(3.18)	(5.36)	(.64)	(1.11)	(5.97)	(1.49)
Net asset value, end of period	$28.77	$33.33	$40.31	$33.58	$32.15	$35.67
Total Return E,F,G	(4.06)%	(5.41)%	22.25%	8.10%	11.27% D	2.59%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.77% J	1.77%	1.84%	1.93%	1.93%	1.69%
Expenses net of fee waivers, if any	1.76% J	1.76%	1.84%	1.93%	1.93%	1.69%
Expenses net of all reductions	1.76% J	1.76%	1.84%	1.92%	1.93%	1.67%
Net investment income (loss)	.11% J	(.28)%	(.35)%	.15% C	(.04)%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$19	$22	$27	$30	$35	$114
Portfolio turnover rate K	45% J	64%	43%	86%	57%	81%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.14)%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 11.09%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Stock Selector Mid Cap Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$40.76	$48.16	$39.90	$38.00	$41.00	$41.43
Income from Investment Operations
Net investment income (loss) A,B	.22	.32	.34	.40 C	.34	.33
Net realized and unrealized gain (loss)	(1.71)	(1.90)	8.88	3.01	2.99 D	1.09
Total from investment operations	(1.49)	(1.58)	9.22	3.41	3.33	1.42
Distributions from net investment income	(.27)	(.33)	(.42)	(.24)	(.32)	(.20)
Distributions from net realized gain	(3.18)	(5.50)	(.54)	(1.27)	(6.01)	(1.65)
Total distributions	(3.46) E	(5.82) E	(.96)	(1.51)	(6.33)	(1.85)
Net asset value, end of period	$35.81	$40.76	$48.16	$39.90	$38.00	$41.00
Total Return F,G	(3.57)%	(4.43)%	23.52%	9.24%	12.38% D	3.53%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.73% J	.72%	.79%	.89%	.94%	.77%
Expenses net of fee waivers, if any	.72% J	.72%	.79%	.89%	.94%	.76%
Expenses net of all reductions	.72% J	.72%	.79%	.88%	.94%	.75%
Net investment income (loss)	1.15% J	.77%	.71%	1.19% C	.95%	.80%
Supplemental Data
Net assets, end of period (in millions)	$319	$349	$395	$342	$362	$502
Portfolio turnover rate K	45% J	64%	43%	86%	57%	81%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 12.20%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Stock Selector Mid Cap Fund Class I

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$40.88	$48.29	$40.01	$38.15	$41.11	$41.51
Income from Investment Operations
Net investment income (loss) A,B	.21	.31	.33	.40 C	.35	.36
Net realized and unrealized gain (loss)	(1.71)	(1.90)	8.91	3.02	3.01 D	1.10
Total from investment operations	(1.50)	(1.59)	9.24	3.42	3.36	1.46
Distributions from net investment income	(.27)	(.32)	(.42)	(.29)	(.31)	(.21)
Distributions from net realized gain	(3.18)	(5.50)	(.54)	(1.27)	(6.01)	(1.65)
Total distributions	(3.45)	(5.82)	(.96)	(1.56)	(6.32)	(1.86)
Net asset value, end of period	$35.93	$40.88	$48.29	$40.01	$38.15	$41.11
Total Return E,F	(3.57)%	(4.45)%	23.50%	9.23%	12.41% D	3.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74% I	.74%	.82%	.90%	.91%	.69%
Expenses net of fee waivers, if any	.74% I	.74%	.81%	.90%	.91%	.69%
Expenses net of all reductions	.74% I	.74%	.81%	.89%	.91%	.67%
Net investment income (loss)	1.14% I	.75%	.68%	1.18% C	.98%	.87%
Supplemental Data
Net assets, end of period (in millions)	$336	$386	$413	$293	$312	$279
Portfolio turnover rate J	45% I	64%	43%	86%	57%	81%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 12.23%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Stock Selector Mid Cap Fund Class Z

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$40.86	$48.26	$39.97	$38.12	$41.15	$41.57
Income from Investment Operations
Net investment income (loss) A,B	.24	.36	.38	.44 C	.41	.43
Net realized and unrealized gain (loss)	(1.72)	(1.88)	8.92	3.03	2.99 D	1.08
Total from investment operations	(1.48)	(1.52)	9.30	3.47	3.40	1.51
Distributions from net investment income	(.33)	(.38)	(.47)	(.35)	(.42)	(.28)
Distributions from net realized gain	(3.18)	(5.50)	(.54)	(1.27)	(6.01)	(1.65)
Total distributions	(3.51)	(5.88)	(1.01)	(1.62)	(6.43)	(1.93)
Net asset value, end of period	$35.87	$40.86	$48.26	$39.97	$38.12	$41.15
Total Return E,F	(3.51)%	(4.30)%	23.69%	9.39%	12.59% D	3.75%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.59% I	.59%	.67%	.75%	.75%	.53%
Expenses net of fee waivers, if any	.59% I	.59%	.67%	.75%	.75%	.53%
Expenses net of all reductions	.59% I	.59%	.67%	.73%	.75%	.52%
Net investment income (loss)	1.29% I	.90%	.82%	1.33% C	1.14%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$129	$217	$67	$150	$245	$18
Portfolio turnover rate J	45% I	64%	43%	86%	57%	81%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.05%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 12.41%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, and Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$258,955
Gross unrealized depreciation	(160,992)
Net unrealized appreciation (depreciation)	$97,963
Tax cost	$1,754,992

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Stock Selector Mid Cap Fund	431,172	589,249

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$781	$10
Class M	.25%	.25%	1,127	13
Class C	.75%	.25%	105	7
			$2,013	$30

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 64
Class M	7
Class C A	4
$75

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 545.17
Class M	379.17
Class C	23.22
Fidelity Stock Selector Mid Cap Fund	305.18
Class I	342.19
Class Z	34.04
	$1,628

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Stock Selector Mid Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Stock Selector Mid Cap Fund	$ 12

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Stock Selector Mid Cap Fund	Borrower	$ 8,430	4.69%	$ 8

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Stock Selector Mid Cap Fund	16,617	49,831	(5,363)

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Stock Selector Mid Cap Fund	$2

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Stock Selector Mid Cap Fund	$18	$ 26	$3,308
9. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	2

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $46.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Stock Selector Mid Cap Fund
Distributions to shareholders
Class A	$ 56,107	$91,386
Class M	39,007	66,607
Class C	2,087	3,596
Fidelity Stock Selector Mid Cap Fund	29,748	47,323
Class I	32,276	49,700
Class Z	17,117	8,330
Total	$ 176,342	$ 266,942

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Stock Selector Mid Cap Fund
Class A
Shares sold	479	1,111	$16,544	$42,903
Reinvestment of distributions	1,583	2,014	52,298	85,227
Shares redeemed	(1,515)	(2,177)	(53,324)	(85,105)
Net increase (decrease)	547	948	$15,518	$43,025
Class M
Shares sold	350	651	$12,369	$25,411
Reinvestment of distributions	1,139	1,517	38,061	64,852
Shares redeemed	(939)	(2,178)	(33,074)	(84,679)
Net increase (decrease)	550	(10)	$17,356	$5,584
Class C
Shares sold	38	65	$1,155	$2,165
Reinvestment of distributions	73	96	2,083	3,589
Shares redeemed	(97)	(178)	(2,893)	(6,017)
Net increase (decrease)	14	(17)	$345	$(263)
Fidelity Stock Selector Mid Cap Fund
Shares sold	422	668	$15,913	$27,209
Reinvestment of distributions	800	1,010	28,328	45,509
Shares redeemed	(897)	(1,295)	(33,336)	(53,611)
Net increase (decrease)	325	383	$10,905	$19,107
Class I
Shares sold	687	1,936	$25,728	$77,354
Reinvestment of distributions	881	1,062	31,280	48,006
Shares redeemed	(1,657)	(2,110)	(61,281)	(87,273)
Net increase (decrease)	(89)	888	$(4,273)	$38,087
Class Z
Shares sold	596	4,138	$22,508	$161,875
Reinvestment of distributions	461	168	16,346	7,560
Shares redeemed	(2,763)	(396)	(102,204)	(15,956)
Net increase (decrease)	(1,706)	3,910	$(63,350)	$153,479

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A	.97%
Actual		$ 1,000	$ 963.20	$ 4.75
Hypothetical- B		$ 1,000	$ 1,020.09	$ 4.89
Class M	1.21%
Actual		$ 1,000	$ 962.10	$ 5.92
Hypothetical- B		$ 1,000	$ 1,018.90	$ 6.09
Class C	1.76%
Actual		$ 1,000	$ 959.40	$ 8.60
Hypothetical- B		$ 1,000	$ 1,016.16	$ 8.85
Fidelity® Stock Selector Mid Cap Fund	.72%
Actual		$ 1,000	$ 964.30	$ 3.53
Hypothetical- B		$ 1,000	$ 1,021.34	$ 3.63
Class I	.74%
Actual		$ 1,000	$ 964.30	$ 3.62
Hypothetical- B		$ 1,000	$ 1,021.24	$ 3.73
Class Z	.59%
Actual		$ 1,000	$ 964.90	$ 2.89
Hypothetical- B		$ 1,000	$ 1,021.99	$ 2.97

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Stock Selector Mid Cap Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704677.125
MC-SANN-0723
Fidelity Advisor® Equity Income Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Johnson & Johnson	3.5
Exxon Mobil Corp.	2.8
Comcast Corp. Class A	2.8
Wells Fargo & Co.	2.7
Unilever PLC sponsored ADR	2.3
Cisco Systems, Inc.	2.3
Verizon Communications, Inc.	1.9
Sanofi SA sponsored ADR	1.9
M&T Bank Corp.	1.9
Microchip Technology, Inc.	1.8
23.9

Market Sectors (% of Fund's net assets)

Financials	19.7
Health Care	15.0
Information Technology	10.9
Consumer Staples	9.9
Industrials	9.6
Energy	7.5
Communication Services	6.7
Utilities	6.7
Real Estate	4.0
Consumer Discretionary	4.0
Materials	2.1

Asset Allocation (% of Fund's net assets)

Written Options - (0.0)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 2.6%
Deutsche Telekom AG	528,100	11,716
Verizon Communications, Inc.	942,990	33,599
		45,315
Entertainment - 0.8%
Activision Blizzard, Inc.	172,800	13,859
Media - 3.3%
Comcast Corp. Class A	1,254,600	49,369
Omnicom Group, Inc. (a)	108,800	9,595
		58,964
TOTAL COMMUNICATION SERVICES		118,138
CONSUMER DISCRETIONARY - 4.0%
Broadline Retail - 0.7%
eBay, Inc.	273,300	11,626
Household Durables - 0.5%
Whirlpool Corp. (a)	65,100	8,417
Leisure Products - 0.3%
Hasbro, Inc.	103,400	6,137
Specialty Retail - 2.0%
Best Buy Co., Inc.	87,100	6,330
Lowe's Companies, Inc.	74,400	14,964
Williams-Sonoma, Inc. (a)	118,800	13,485
		34,779
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry, Inc.	232,200	9,293
TOTAL CONSUMER DISCRETIONARY		70,252
CONSUMER STAPLES - 9.9%
Beverages - 3.2%
Anheuser-Busch InBev SA NV ADR (a)	211,800	11,310
Coca-Cola European Partners PLC	307,800	19,204
Keurig Dr. Pepper, Inc.	282,100	8,779
The Coca-Cola Co. (b)	256,800	15,321
		54,614
Consumer Staples Distribution & Retail - 0.8%
Albertsons Companies, Inc.	702,200	14,297
Food Products - 0.5%
Tyson Foods, Inc. Class A	178,000	9,014
Household Products - 1.9%
Energizer Holdings, Inc.	149,400	4,870
Reckitt Benckiser Group PLC	187,500	14,580
Reynolds Consumer Products, Inc.	509,300	13,975
		33,425
Personal Care Products - 2.5%
Kenvue, Inc.	164,600	4,130
Unilever PLC sponsored ADR	795,700	39,737
		43,867
Tobacco - 1.0%
Philip Morris International, Inc. (b)	193,400	17,408
TOTAL CONSUMER STAPLES		172,625
ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Enterprise Products Partners LP	1,141,000	28,902
Exxon Mobil Corp.	488,500	49,915
Parkland Corp.	353,400	8,815
Shell PLC ADR	457,300	25,609
TotalEnergies SE	305,400	17,234
		130,475
FINANCIALS - 19.7%
Banks - 10.2%
Cullen/Frost Bankers, Inc.	92,500	9,269
Huntington Bancshares, Inc.	1,487,500	15,336
JPMorgan Chase & Co.	90,800	12,322
M&T Bank Corp.	275,900	32,876
PNC Financial Services Group, Inc.	265,300	30,730
U.S. Bancorp	1,036,100	30,979
Wells Fargo & Co.	1,170,850	46,612
		178,124
Capital Markets - 2.8%
Bank of New York Mellon Corp.	298,600	12,004
CME Group, Inc.	79,300	14,175
LPL Financial	54,200	10,557
State Street Corp.	128,799	8,761
UBS Group AG (c)	212,800	4,024
		49,521
Financial Services - 3.2%
Fidelity National Information Services, Inc.	359,200	19,602
Global Payments, Inc.	218,700	21,365
Visa, Inc. Class A	69,200	15,295
		56,262
Insurance - 3.5%
Assurant, Inc.	44,700	5,364
AXA SA	686,400	19,460
Chubb Ltd.	81,684	15,177
First American Financial Corp.	122,200	6,712
The Travelers Companies, Inc.	86,000	14,555
		61,268
TOTAL FINANCIALS		345,175
HEALTH CARE - 15.0%
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	52,100	8,865
Cigna Group	71,900	17,789
Elevance Health, Inc.	48,600	21,764
UnitedHealth Group, Inc. (b)	39,100	19,051
		67,469
Pharmaceuticals - 11.2%
Bristol-Myers Squibb Co.	472,800	30,467
Johnson & Johnson	398,118	61,731
Merck & Co., Inc. (b)	272,800	30,120
Organon & Co.	392,430	7,609
Roche Holding AG (participation certificate)	58,400	18,601
Royalty Pharma PLC	412,800	13,515
Sanofi SA sponsored ADR (a)	658,000	33,571
		195,614
TOTAL HEALTH CARE		263,083
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.0%
General Dynamics Corp.	90,000	18,376
Building Products - 1.2%
Carlisle Companies, Inc.	38,500	8,179
Owens Corning	113,600	12,079
		20,258
Electrical Equipment - 1.4%
Regal Rexnord Corp.	191,100	24,822
Industrial Conglomerates - 1.1%
Hitachi Ltd.	322,100	18,601
Machinery - 2.1%
Allison Transmission Holdings, Inc.	361,500	17,099
Parker Hannifin Corp.	61,800	19,803
		36,902
Professional Services - 2.8%
Genpact Ltd.	243,200	8,945
Manpower, Inc.	84,900	5,957
Robert Half International, Inc.	83,200	5,410
Science Applications International Corp.	134,400	13,081
SS&C Technologies Holdings, Inc.	275,400	15,136
		48,529
TOTAL INDUSTRIALS		167,488
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 2.3%
Cisco Systems, Inc.	798,153	39,644
IT Services - 3.6%
Amdocs Ltd.	215,822	20,324
Capgemini SA	105,900	18,428
Cognizant Technology Solutions Corp. Class A	149,700	9,355
IBM Corp.	114,600	14,736
		62,843
Semiconductors & Semiconductor Equipment - 3.3%
Microchip Technology, Inc.	412,150	31,018
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	270,400	26,659
		57,677
Software - 1.7%
Gen Digital, Inc.	100,718	1,767
Microsoft Corp.	65,400	21,477
Open Text Corp.	173,900	7,230
		30,474
TOTAL INFORMATION TECHNOLOGY		190,638
MATERIALS - 2.1%
Chemicals - 1.6%
Celanese Corp. Class A	94,400	9,819
CF Industries Holdings, Inc.	209,300	12,874
Olin Corp.	119,600	5,658
		28,351
Containers & Packaging - 0.5%
Berry Global Group, Inc.	153,100	8,759
TOTAL MATERIALS		37,110
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Alexandria Real Estate Equities, Inc.	80,700	9,156
American Tower Corp.	55,800	10,292
Corporate Office Properties Trust (SBI)	424,000	9,676
Crown Castle International Corp.	71,100	8,049
Digital Realty Trust, Inc.	101,900	10,441
Essex Property Trust, Inc.	37,600	8,124
Gaming & Leisure Properties	89,600	4,313
Public Storage	37,300	10,567
		70,618
UTILITIES - 6.7%
Electric Utilities - 4.3%
Duke Energy Corp. (b)	292,300	26,099
Edison International	332,064	22,421
Exelon Corp.	338,000	13,402
FirstEnergy Corp.	379,300	14,182
		76,104
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp.	563,200	13,500
Multi-Utilities - 1.6%
Dominion Energy, Inc.	219,100	11,016
Sempra Energy	121,900	17,496
		28,512
TOTAL UTILITIES		118,116
TOTAL COMMON STOCKS (Cost $1,596,630)		1,683,718

Money Market Funds - 6.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (d)	63,265,157	63,278
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	46,282,771	46,287
TOTAL MONEY MARKET FUNDS (Cost $109,565)		109,565

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,706,195)	1,793,283
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(40,934)
NET ASSETS - 100.0%	1,752,349

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Duke Energy Corp.	Chicago Board Options Exchange	431	3,848	105.00	07/21/23	(3)
Merck & Co., Inc.	Chicago Board Options Exchange	263	2,904	125.00	07/21/23	(5)
Philip Morris International, Inc.	Chicago Board Options Exchange	191	1,719	100.00	06/16/23	(1)
The Coca-Cola Co.	Chicago Board Options Exchange	383	2,285	67.50	07/21/23	(1)
UnitedHealth Group, Inc.	Chicago Board Options Exchange	24	1,169	520.00	07/21/23	(11)

TOTAL WRITTEN OPTIONS						(21)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $11,925,000.
(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	71,467	139,041	147,230	1,441	-	-	63,278	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	30,796	197,283	181,792	129	-	-	46,287	0.2%
Total	102,263	336,324	329,022	1,570	-	-	109,565

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	118,138	106,422	11,716	-
Consumer Discretionary	70,252	70,252	-	-
Consumer Staples	172,625	158,045	14,580	-
Energy	130,475	113,241	17,234	-
Financials	345,175	325,715	19,460	-
Health Care	263,083	244,482	18,601	-
Industrials	167,488	167,488	-	-
Information Technology	190,638	190,638	-	-
Materials	37,110	37,110	-	-
Real Estate	70,618	70,618	-	-
Utilities	118,116	118,116	-	-

Money Market Funds	109,565	109,565	-	-
Total Investments in Securities:	1,793,283	1,711,692	81,591	-
Derivative Instruments:

Liabilities
Written Options	(21)	(21)	-	-
Total Liabilities	(21)	(21)	-	-
Total Derivative Instruments:	(21)	(21)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(21)
Total Equity Risk	0	(21)
Total Value of Derivatives	0	(21)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,723) - See accompanying schedule:
Unaffiliated issuers (cost $1,596,630)	$1,683,718
Fidelity Central Funds (cost $109,565)	109,565

Total Investment in Securities (cost $1,706,195)		$1,793,283
Restricted cash		1,766
Receivable for investments sold		1,256
Receivable for fund shares sold		832
Dividends receivable		6,569
Distributions receivable from Fidelity Central Funds		370
Other receivables		42
Total assets		1,804,118
Liabilities
Payable for investments purchased	$3,047
Payable for fund shares redeemed	1,010
Accrued management fee	633
Distribution and service plan fees payable	421
Written options, at value (premium received $136)	21
Other affiliated payables	293
Other payables and accrued expenses	57
Collateral on securities loaned	46,287
Total Liabilities		51,769
Net Assets		$1,752,349
Net Assets consist of:
Paid in capital		$1,621,955
Total accumulated earnings (loss)		130,394
Net Assets		$1,752,349

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($698,732 ÷ 24,207 shares) (a)		$28.86
Maximum offering price per share (100/94.25 of $28.86)		$30.62
Class M :
Net Asset Value and redemption price per share ($518,678 ÷ 17,355 shares) (a)		$29.89
Maximum offering price per share (100/96.50 of $29.89)		$30.97
Class C :
Net Asset Value and offering price per share ($58,975 ÷ 2,012 shares) (a)		$29.31
Class I :
Net Asset Value , offering price and redemption price per share ($350,780 ÷ 11,354 shares) (b)		$30.90
Class Z :
Net Asset Value , offering price and redemption price per share ($125,184 ÷ 4,058 shares)		$30.85
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$28,059
Income from Fidelity Central Funds (including $129 from security lending)		1,570
Total Income		29,629
Expenses
Management fee	$3,897
Transfer agent fees	1,537
Distribution and service plan fees	2,617
Accounting fees	248
Custodian fees and expenses	42
Independent trustees' fees and expenses	6
Registration fees	56
Audit	47
Legal	2
Miscellaneous	4
Total expenses before reductions	8,456
Expense reductions	(45)
Total expenses after reductions		8,411
Net Investment income (loss)		21,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,551
Foreign currency transactions	12
Total net realized gain (loss)		27,563
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(136,009)
Assets and liabilities in foreign currencies	6
Written options	115
Total change in net unrealized appreciation (depreciation)		(135,888)
Net gain (loss)		(108,325)
Net increase (decrease) in net assets resulting from operations		$(87,107)
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,218	$33,309
Net realized gain (loss)	27,563	72,413
Change in net unrealized appreciation (depreciation)	(135,888)	41,446
Net increase (decrease) in net assets resulting from operations	(87,107)	147,168
Distributions to shareholders	(81,921)	(167,060)
Share transactions - net increase (decrease)	64,160	316,498
Total increase (decrease) in net assets	(104,868)	296,606

Net Assets
Beginning of period	1,857,217	1,560,611
End of period	$1,752,349	$1,857,217

Financial Highlights
Fidelity Advisor® Equity Income Fund Class A

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$31.78	$32.34	$27.88	$30.22	$31.53	$34.96
Income from Investment Operations
Net investment income (loss) A,B	.35	.61	.58	.65	.67	.68
Net realized and unrealized gain (loss)	(1.83)	2.32	4.53	(.67)	2.08	(.37) C
Total from investment operations	(1.48)	2.93	5.11	(.02)	2.75	.31
Distributions from net investment income	(.27)	(.58)	(.65)	(.66)	(.65)	(.78)
Distributions from net realized gain	(1.17)	(2.91)	- D	(1.67)	(3.41)	(2.95)
Total distributions	(1.44)	(3.49)	(.65)	(2.32) E	(4.06)	(3.74) E
Net asset value, end of period	$28.86	$31.78	$32.34	$27.88	$30.22	$31.53
Total Return F,G,H	(4.74)%	9.34%	18.46%	.02%	11.73%	.77% C
Ratios to Average Net Assets B,I,J
Expenses before reductions	.90% K	.89%	.90%	.92%	.93%	.93%
Expenses net of fee waivers, if any	.89% K	.89%	.89%	.92%	.92%	.93%
Expenses net of all reductions	.89% K	.89%	.89%	.92%	.92%	.91%
Net investment income (loss)	2.35% K	1.98%	1.80%	2.51%	2.37%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$699	$741	$675	$591	$660	$609
Portfolio turnover rate L	43% K	47%	48%	65%	48%	59%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .64%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Equity Income Fund Class M

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$32.84	$33.30	$28.69	$31.02	$32.24	$35.65
Income from Investment Operations
Net investment income (loss) A,B	.33	.56	.52	.60	.62	.62
Net realized and unrealized gain (loss)	(1.88)	2.38	4.66	(.68)	2.15	(.38) C
Total from investment operations	(1.55)	2.94	5.18	(.08)	2.77	.24
Distributions from net investment income	(.23)	(.49)	(.57)	(.59)	(.58)	(.70)
Distributions from net realized gain	(1.17)	(2.91)	- D	(1.67)	(3.41)	(2.95)
Total distributions	(1.40)	(3.40)	(.57)	(2.25) E	(3.99)	(3.65)
Net asset value, end of period	$29.89	$32.84	$33.30	$28.69	$31.02	$32.24
Total Return F,G,H	(4.81)%	9.08%	18.16%	(.22)%	11.46%	.56% C
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.14% K	1.13%	1.14%	1.16%	1.16%	1.16%
Expenses net of fee waivers, if any	1.13% K	1.13%	1.13%	1.16%	1.16%	1.16%
Expenses net of all reductions	1.13% K	1.13%	1.13%	1.15%	1.16%	1.15%
Net investment income (loss)	2.11% K	1.74%	1.56%	2.28%	2.14%	1.88%
Supplemental Data
Net assets, end of period (in millions)	$519	$571	$555	$534	$642	$662
Portfolio turnover rate L	43% K	47%	48%	65%	48%	59%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .43%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Equity Income Fund Class C

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$32.23	$32.75	$28.21	$30.52	$31.73	$35.15
Income from Investment Operations
Net investment income (loss) A,B	.24	.37	.32	.45	.45	.44
Net realized and unrealized gain (loss)	(1.85)	2.35	4.60	(.66)	2.12	(.39) C
Total from investment operations	(1.61)	2.72	4.92	(.21)	2.57	.05
Distributions from net investment income	(.14)	(.32)	(.37)	(.43)	(.37)	(.52)
Distributions from net realized gain	(1.17)	(2.91)	- D	(1.67)	(3.41)	(2.95)
Total distributions	(1.31)	(3.24) E	(.38) E	(2.10)	(3.78)	(3.47)
Net asset value, end of period	$29.31	$32.23	$32.75	$28.21	$30.52	$31.73
Total Return F,G,H	(5.07)%	8.46%	17.51%	(.77)%	10.86%	(.01)% C
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.68% K	1.68%	1.70%	1.72%	1.72%	1.70%
Expenses net of fee waivers, if any	1.68% K	1.68%	1.69%	1.72%	1.71%	1.69%
Expenses net of all reductions	1.68% K	1.68%	1.69%	1.72%	1.71%	1.68%
Net investment income (loss)	1.56% K	1.19%	1.00%	1.71%	1.58%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$59	$68	$52	$63	$84	$160
Portfolio turnover rate L	43% K	47%	48%	65%	48%	59%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (.14)%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Equity Income Fund Class I

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$33.91	$34.28	$29.51	$31.85	$32.99	$36.40
Income from Investment Operations
Net investment income (loss) A,B	.42	.73	.70	.75	.78	.80
Net realized and unrealized gain (loss)	(1.95)	2.47	4.80	(.70)	2.21	(.39) C
Total from investment operations	(1.53)	3.20	5.50	.05	2.99	.41
Distributions from net investment income	(.30)	(.65)	(.73)	(.72)	(.72)	(.87)
Distributions from net realized gain	(1.17)	(2.91)	- D	(1.67)	(3.41)	(2.95)
Total distributions	(1.48) E	(3.57) E	(.73)	(2.39)	(4.13)	(3.82)
Net asset value, end of period	$30.90	$33.91	$34.28	$29.51	$31.85	$32.99
Total Return F,G	(4.60)%	9.62%	18.75%	.27%	12.00%	1.05% C
Ratios to Average Net Assets B,H,I
Expenses before reductions	.66% J	.65%	.65%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.65% J	.65%	.65%	.67%	.67%	.67%
Expenses net of all reductions	.65% J	.65%	.65%	.66%	.67%	.66%
Net investment income (loss)	2.59% J	2.22%	2.05%	2.77%	2.63%	2.37%
Supplemental Data
Net assets, end of period (in millions)	$351	$359	$244	$178	$227	$243
Portfolio turnover rate K	43% J	47%	48%	65%	48%	59%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .92%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Equity Income Fund Class Z

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$33.86	$34.24	$29.48	$31.82	$32.96	$36.38
Income from Investment Operations
Net investment income (loss) A,B	.44	.77	.75	.79	.82	.85
Net realized and unrealized gain (loss)	(1.95)	2.46	4.78	(.70)	2.21	(.40) C
Total from investment operations	(1.51)	3.23	5.53	.09	3.03	.45
Distributions from net investment income	(.33)	(.70)	(.77)	(.76)	(.77)	(.91)
Distributions from net realized gain	(1.17)	(2.91)	- D	(1.67)	(3.41)	(2.95)
Total distributions	(1.50)	(3.61)	(.77)	(2.43)	(4.17) E	(3.87) E
Net asset value, end of period	$30.85	$33.86	$34.24	$29.48	$31.82	$32.96
Total Return F,G	(4.54)%	9.77%	18.89%	.43%	12.18%	1.16% C
Ratios to Average Net Assets B,H,I
Expenses before reductions	.51% J	.51%	.51%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.51% J	.51%	.51%	.52%	.53%	.53%
Expenses net of all reductions	.51% J	.51%	.51%	.52%	.52%	.52%
Net investment income (loss)	2.73% J	2.36%	2.18%	2.91%	2.77%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$125	$117	$35	$26	$27	$22
Portfolio turnover rate K	43% J	47%	48%	65%	48%	59%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 1.03%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Equity Income Fund	$23

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$214,416
Gross unrealized depreciation	(127,857)
Net unrealized appreciation (depreciation)	$86,559
Tax cost	$1,706,839
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Income Fund	392,136	378,272
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$914	$19
Class M	.25%	.25%	1,376	12
Class C	.75%	.25%	327	58
			$2,617	$89

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$195
Class M	10
Class C A	11
$216
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$645.18
Class M	461.17
Class C	69.21
Class I	336.19
Class Z	26.04
	$1,537
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Equity Income Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Equity Income Fund	$ 8

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Income Fund	47,649	29,078	5,111
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Equity Income Fund	$2
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Equity Income Fund	$14	$16	$7,727
9. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$1

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $42.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Equity Income Fund
Distributions to shareholders
Class A	$ 33,764	$73,516
Class M	24,117	56,803
Class C	2,795	5,145
Class I	15,980	26,327
Class Z	5,265	5,269
Total	$81,921	$167,060
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Equity Income Fund
Class A
Shares sold	1,431	3,323	$43,160	$103,218
Reinvestment of distributions	1,093	2,230	32,220	69,823
Shares redeemed	(1,646)	(3,106)	(49,475)	(96,136)
Net increase (decrease)	878	2,447	$25,905	$76,905
Class M
Shares sold	681	1,876	$21,250	$60,326
Reinvestment of distributions	775	1,720	23,671	55,712
Shares redeemed	(1,494)	(2,857)	(46,532)	(91,349)
Net increase (decrease)	(38)	739	$(1,611)	$24,689
Class C
Shares sold	237	990	$7,294	$31,165
Reinvestment of distributions	92	159	2,761	5,070
Shares redeemed	(440)	(608)	(13,432)	(19,033)
Net increase (decrease)	(111)	541	$(3,377)	$17,202
Class I
Shares sold	1,504	4,297	$48,373	$141,287
Reinvestment of distributions	478	735	15,069	24,455
Shares redeemed	(1,218)	(1,562)	(39,251)	(51,041)
Net increase (decrease)	764	3,470	$24,191	$114,701
Class Z
Shares sold	913	3,004	$29,208	$101,219
Reinvestment of distributions	150	149	4,727	4,916
Shares redeemed	(466)	(710)	(14,883)	(23,134)
Net increase (decrease)	597	2,443	$19,052	$83,001
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity Advisor® Equity Income Fund
Class A	.89%
Actual		$ 1,000	$ 952.60	$ 4.33
Hypothetical- B		$ 1,000	$ 1,020.49	$ 4.48
Class M	1.13%
Actual		$ 1,000	$ 951.90	$ 5.50
Hypothetical- B		$ 1,000	$ 1,019.30	$ 5.69
Class C	1.68%
Actual		$ 1,000	$ 949.30	$ 8.16
Hypothetical- B		$ 1,000	$ 1,016.55	$ 8.45
Class I	.65%
Actual		$ 1,000	$ 954.00	$ 3.17
Hypothetical- B		$ 1,000	$ 1,021.69	$ 3.28
Class Z	.51%
Actual		$ 1,000	$ 954.60	$ 2.49
Hypothetical- B		$ 1,000	$ 1,022.39	$ 2.57

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Equity Income Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704674.125
EPI-SANN-0723
Fidelity Advisor® Equity Value Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Berkshire Hathaway, Inc. Class B	5.4
Exxon Mobil Corp.	4.6
Comcast Corp. Class A	3.1
JPMorgan Chase & Co.	2.8
PG&E Corp.	2.8
Bristol-Myers Squibb Co.	2.4
Cigna Group	2.3
Mondelez International, Inc.	2.3
UnitedHealth Group, Inc.	2.2
Centene Corp.	2.2
30.1

Market Sectors (% of Fund's net assets)

Financials	22.9
Health Care	19.1
Utilities	10.2
Consumer Staples	9.9
Energy	8.7
Industrials	7.5
Communication Services	7.0
Information Technology	6.5
Consumer Discretionary	2.4
Materials	2.3
Real Estate	0.5

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.0%
Entertainment - 2.0%
Activision Blizzard, Inc.	52,879	4,240,896
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (a)	31,652	3,889,081
Media - 3.1%
Comcast Corp. Class A	165,494	6,512,189
TOTAL COMMUNICATION SERVICES		14,642,166
CONSUMER DISCRETIONARY - 2.4%
Broadline Retail - 0.2%
eBay, Inc.	8,935	380,095
Diversified Consumer Services - 1.3%
H&R Block, Inc. (b)	91,869	2,742,290
Specialty Retail - 0.9%
Ross Stores, Inc.	17,929	1,857,803
TOTAL CONSUMER DISCRETIONARY		4,980,188
CONSUMER STAPLES - 9.9%
Beverages - 0.8%
Coca-Cola European Partners PLC	26,589	1,658,888
Consumer Staples Distribution & Retail - 2.1%
Dollar General Corp.	13,158	2,645,942
U.S. Foods Holding Corp. (a)	47,371	1,884,418
		4,530,360
Food Products - 2.9%
Mondelez International, Inc.	64,642	4,745,369
Tyson Foods, Inc. Class A	26,986	1,366,571
		6,111,940
Household Products - 2.9%
Procter & Gamble Co.	21,264	3,030,120
Reckitt Benckiser Group PLC	22,325	1,736,027
The Clorox Co.	8,127	1,285,529
		6,051,676
Personal Care Products - 1.2%
Haleon PLC	350,700	1,387,269
Kenvue, Inc.	14,600	366,314
Unilever PLC sponsored ADR	13,519	675,139
		2,428,722
TOTAL CONSUMER STAPLES		20,781,586
ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
Antero Resources Corp. (a)	32,921	671,918
ConocoPhillips Co.	25,476	2,529,767
Equinor ASA sponsored ADR	50,612	1,282,002
Exxon Mobil Corp.	93,621	9,566,194
Occidental Petroleum Corp.	26,439	1,524,473
Ovintiv, Inc.	24,581	812,894
Parex Resources, Inc.	96,296	1,938,689
		18,325,937
FINANCIALS - 22.9%
Banks - 9.7%
Bank of America Corp.	163,181	4,534,800
Cullen/Frost Bankers, Inc.	4,143	415,129
JPMorgan Chase & Co.	44,075	5,981,418
M&T Bank Corp.	19,473	2,320,403
PNC Financial Services Group, Inc.	19,801	2,293,550
U.S. Bancorp	47,610	1,423,539
Wells Fargo & Co.	86,786	3,454,951
		20,423,790
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	9,888	1,375,322
BlackRock, Inc. Class A	5,084	3,342,984
Invesco Ltd.	20,478	294,474
Northern Trust Corp.	14,278	1,026,874
		6,039,654
Financial Services - 5.4%
Berkshire Hathaway, Inc. Class B (a)	35,343	11,347,927
Insurance - 5.0%
Chubb Ltd.	20,127	3,739,597
The Travelers Companies, Inc.	23,030	3,897,597
Willis Towers Watson PLC	13,148	2,877,440
		10,514,634
TOTAL FINANCIALS		48,326,005
HEALTH CARE - 19.1%
Biotechnology - 1.8%
Regeneron Pharmaceuticals, Inc. (a)	1,558	1,146,002
Vertex Pharmaceuticals, Inc. (a)	8,201	2,653,598
		3,799,600
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	10,300	419,416
Health Care Providers & Services - 9.7%
Centene Corp. (a)	73,190	4,567,788
Cigna Group	20,084	4,968,982
Elevance Health, Inc.	7,014	3,141,009
Humana, Inc.	6,293	3,158,268
UnitedHealth Group, Inc.	9,411	4,585,416
		20,421,463
Pharmaceuticals - 7.4%
AstraZeneca PLC sponsored ADR	50,533	3,692,952
Bristol-Myers Squibb Co.	77,977	5,024,838
Roche Holding AG (participation certificate)	9,655	3,075,203
Sanofi SA sponsored ADR	76,604	3,908,336
		15,701,329
TOTAL HEALTH CARE		40,341,808
INDUSTRIALS - 7.5%
Aerospace & Defense - 3.8%
Airbus Group NV	7,717	1,013,437
L3Harris Technologies, Inc.	9,252	1,627,612
Lockheed Martin Corp.	4,690	2,082,407
Northrop Grumman Corp.	7,398	3,221,755
		7,945,211
Air Freight & Logistics - 0.4%
Deutsche Post AG	17,995	811,464
Electrical Equipment - 1.1%
Eaton Corp. PLC	2,928	515,035
Regal Rexnord Corp.	13,283	1,725,329
		2,240,364
Industrial Conglomerates - 0.8%
Siemens AG	10,895	1,792,913
Machinery - 0.8%
Crane Co.	2,300	167,118
Crane Nxt Co.	2,300	121,049
Oshkosh Corp.	4,890	361,029
Pentair PLC	19,244	1,067,465
		1,716,661
Professional Services - 0.6%
Maximus, Inc.	16,032	1,297,951
TOTAL INDUSTRIALS		15,804,564
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 1.9%
Cisco Systems, Inc.	80,731	4,009,909
IT Services - 2.1%
Amdocs Ltd.	26,044	2,452,563
Capgemini SA	6,071	1,056,457
Cognizant Technology Solutions Corp. Class A	16,457	1,028,398
		4,537,418
Software - 1.2%
Gen Digital, Inc.	79,867	1,400,867
Open Text Corp.	24,932	1,037,670
		2,438,537
TOTAL INFORMATION TECHNOLOGY		10,985,864
MATERIALS - 2.3%
Chemicals - 1.4%
DuPont de Nemours, Inc.	42,771	2,873,783
Metals & Mining - 0.9%
Lundin Mining Corp.	199,016	1,391,279
Newmont Corp.	14,451	585,988
		1,977,267
TOTAL MATERIALS		4,851,050
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	15,157	1,135,562
UTILITIES - 10.2%
Electric Utilities - 8.1%
Constellation Energy Corp.	21,118	1,774,334
Edison International	31,284	2,112,296
Evergy, Inc.	31,363	1,814,350
NextEra Energy, Inc.	26,787	1,967,773
PG&E Corp. (a)	344,753	5,840,116
Portland General Electric Co. (b)	22,149	1,079,321
Southern Co.	34,711	2,421,092
		17,009,282
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	60,953	1,203,212
Multi-Utilities - 1.6%
Dominion Energy, Inc.	44,589	2,241,935
National Grid PLC	80,556	1,109,835
		3,351,770
TOTAL UTILITIES		21,564,264
TOTAL COMMON STOCKS (Cost $173,811,430)		201,738,994

Nonconvertible Preferred Stocks - 1.3%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co. Ltd. (Cost $2,683,745)	61,327	2,717,308

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	5,793,757	5,794,916
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	3,831,542	3,831,925
TOTAL MONEY MARKET FUNDS (Cost $9,626,841)		9,626,841

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $186,122,016)	214,083,143
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(3,394,563)
NET ASSETS - 100.0%	210,688,580

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,498,638	31,898,108	28,601,830	97,936	-	-	5,794,916	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	1,345,750	16,658,860	14,172,685	1,126	-	-	3,831,925	0.0%
Total	3,844,388	48,556,968	42,774,515	99,062	-	-	9,626,841

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	14,642,166	14,642,166	-	-
Consumer Discretionary	4,980,188	4,980,188	-	-
Consumer Staples	20,781,586	17,658,290	3,123,296	-
Energy	18,325,937	18,325,937	-	-
Financials	48,326,005	48,326,005	-	-
Health Care	40,341,808	37,266,605	3,075,203	-
Industrials	15,804,564	12,186,750	3,617,814	-
Information Technology	13,703,172	13,703,172	-	-
Materials	4,851,050	4,851,050	-	-
Real Estate	1,135,562	1,135,562	-	-
Utilities	21,564,264	20,454,429	1,109,835	-

Money Market Funds	9,626,841	9,626,841	-	-
Total Investments in Securities:	214,083,143	203,156,995	10,926,148	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,718,658) - See accompanying schedule:
Unaffiliated issuers (cost $176,495,175)	$204,456,302
Fidelity Central Funds (cost $9,626,841)	9,626,841

Total Investment in Securities (cost $186,122,016)		$214,083,143
Foreign currency held at value (cost $170)		1,100
Receivable for fund shares sold		378,958
Dividends receivable		532,577
Distributions receivable from Fidelity Central Funds		19,806
Prepaid expenses		43
Other receivables		7,603
Total assets		215,023,230
Liabilities
Payable for fund shares redeemed	$266,472
Accrued management fee	116,322
Distribution and service plan fees payable	49,695
Other affiliated payables	38,055
Other payables and accrued expenses	32,181
Collateral on securities loaned	3,831,925
Total Liabilities		4,334,650
Net Assets		$210,688,580
Net Assets consist of:
Paid in capital		$181,331,397
Total accumulated earnings (loss)		29,357,183
Net Assets		$210,688,580

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($110,192,855 ÷ 5,175,013 shares) (a)		$21.29
Maximum offering price per share (100/94.25 of $21.29)		$22.59
Class M :
Net Asset Value and redemption price per share ($30,309,451 ÷ 1,422,712 shares) (a)		$21.30
Maximum offering price per share (100/96.50 of $21.30)		$22.07
Class C :
Net Asset Value and offering price per share ($15,400,873 ÷ 742,375 shares) (a)		$20.75
Class I :
Net Asset Value , offering price and redemption price per share ($38,859,579 ÷ 1,775,883 shares)		$21.88
Class Z :
Net Asset Value , offering price and redemption price per share ($15,925,822 ÷ 732,707 shares)		$21.74
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$2,468,569
Income from Fidelity Central Funds (including $1,126 from security lending)		99,062
Total Income		2,567,631
Expenses
Management fee
Basic fee	$592,599
Performance adjustment	139,318
Transfer agent fees	195,747
Distribution and service plan fees	305,717
Accounting fees	39,914
Custodian fees and expenses	13,017
Independent trustees' fees and expenses	714
Registration fees	71,577
Audit	30,670
Legal	1,025
Interest	1,189
Miscellaneous	479
Total expenses before reductions	1,391,966
Expense reductions	(89,839)
Total expenses after reductions		1,302,127
Net Investment income (loss)		1,265,504
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	812,329
Foreign currency transactions	2,701
Total net realized gain (loss)		815,030
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(19,153,612)
Assets and liabilities in foreign currencies	1,181
Total change in net unrealized appreciation (depreciation)		(19,152,431)
Net gain (loss)		(18,337,401)
Net increase (decrease) in net assets resulting from operations		$(17,071,897)
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,265,504	$2,019,358
Net realized gain (loss)	815,030	2,605,567
Change in net unrealized appreciation (depreciation)	(19,152,431)	11,328,352
Net increase (decrease) in net assets resulting from operations	(17,071,897)	15,953,277
Distributions to shareholders	(3,783,745)	(7,393,417)
Share transactions - net increase (decrease)	(10,525,813)	5,051,034
Total increase (decrease) in net assets	(31,381,455)	13,610,894

Net Assets
Beginning of period	242,070,035	228,459,141
End of period	$210,688,580	$242,070,035

Financial Highlights
Fidelity Advisor® Equity Value Fund Class A

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.31	$22.52	$18.87	$18.81	$18.77	$18.84
Income from Investment Operations
Net investment income (loss) A,B	.12	.20	.16	.24 C	.26	.26
Net realized and unrealized gain (loss)	(1.78)	1.30	3.69	.80	1.25	(.16)
Total from investment operations	(1.66)	1.50	3.85	1.04	1.51	.10
Distributions from net investment income	(.19)	(.11)	(.20)	(.45)	(.28)	(.13)
Distributions from net realized gain	(.17)	(.60)	-	(.53)	(1.19)	(.05)
Total distributions	(.36)	(.71)	(.20)	(.98)	(1.47)	(.17) D
Net asset value, end of period	$21.29	$23.31	$22.52	$18.87	$18.81	$18.77
Total Return E,F,G	(7.17)%	6.63%	20.58%	5.68%	9.75%	.53%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.23% J	1.19%	1.14%	1.11%	1.00%	1.00%
Expenses net of fee waivers, if any	1.15% J	1.15%	1.14%	1.10%	1.00%	1.00%
Expenses net of all reductions	1.15% J	1.15%	1.14%	1.09%	.99%	1.00%
Net investment income (loss)	1.13% J	.90%	.73%	1.44% C	1.47%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$110,193	$117,379	$96,669	$67,291	$71,916	$67,457
Portfolio turnover rate K	25% J	40%	35%	75%	43% L	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.08%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Equity Value Fund Class M

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.28	$22.50	$18.85	$18.79	$18.73	$18.80
Income from Investment Operations
Net investment income (loss) A,B	.10	.14	.11	.20 C	.21	.21
Net realized and unrealized gain (loss)	(1.78)	1.29	3.69	.79	1.26	(.16)
Total from investment operations	(1.68)	1.43	3.80	.99	1.47	.05
Distributions from net investment income	(.13)	(.05)	(.15)	(.40)	(.23)	(.07)
Distributions from net realized gain	(.17)	(.60)	-	(.53)	(1.19)	(.05)
Total distributions	(.30)	(.65)	(.15)	(.93)	(1.41) D	(.12)
Net asset value, end of period	$21.30	$23.28	$22.50	$18.85	$18.79	$18.73
Total Return E,F,G	(7.26)%	6.32%	20.31%	5.37%	9.51%	.25%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.47% J	1.44%	1.39%	1.37%	1.26%	1.27%
Expenses net of fee waivers, if any	1.40% J	1.40%	1.38%	1.36%	1.26%	1.27%
Expenses net of all reductions	1.39% J	1.40%	1.38%	1.35%	1.26%	1.26%
Net investment income (loss)	.89% J	.65%	.48%	1.19% C	1.21%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$30,309	$33,509	$31,217	$25,905	$28,791	$30,030
Portfolio turnover rate K	25% J	40%	35%	75%	43% L	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .83%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Equity Value Fund Class C

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.65	$21.89	$18.33	$18.29	$18.25	$18.33
Income from Investment Operations
Net investment income (loss) A,B	.04	.03	(.01)	.10 C	.12	.11
Net realized and unrealized gain (loss)	(1.72)	1.25	3.61	.76	1.24	(.16)
Total from investment operations	(1.68)	1.28	3.60	.86	1.36	(.05)
Distributions from net investment income	(.05)	-	(.04)	(.29)	(.13)	-
Distributions from net realized gain	(.17)	(.52)	-	(.53)	(1.19)	(.03)
Total distributions	(.22)	(.52)	(.04)	(.82)	(1.32)	(.03)
Net asset value, end of period	$20.75	$22.65	$21.89	$18.33	$18.29	$18.25
Total Return D,E,F	(7.47)%	5.81%	19.67%	4.78%	8.95%	(.29)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.01% I	1.98%	1.93%	1.91%	1.79%	1.78%
Expenses net of fee waivers, if any	1.90% I	1.90%	1.93%	1.90%	1.79%	1.78%
Expenses net of all reductions	1.90% I	1.90%	1.93%	1.89%	1.79%	1.78%
Net investment income (loss)	.38% I	.15%	(.06)%	.64% C	.68%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$15,401	$17,461	$14,096	$11,555	$15,819	$21,206
Portfolio turnover rate J	25% I	40%	35%	75%	43% K	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Equity Value Fund Class I

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.96	$23.14	$19.39	$19.16	$19.09	$19.18
Income from Investment Operations
Net investment income (loss) A,B	.16	.26	.22	.30 C	.31	.32
Net realized and unrealized gain (loss)	(1.82)	1.33	3.79	.81	1.28	(.17)
Total from investment operations	(1.66)	1.59	4.01	1.11	1.59	.15
Distributions from net investment income	(.25)	(.18)	(.26)	(.35)	(.34)	(.19)
Distributions from net realized gain	(.17)	(.60)	-	(.53)	(1.19)	(.05)
Total distributions	(.42)	(.77) D	(.26)	(.88)	(1.52) D	(.24)
Net asset value, end of period	$21.88	$23.96	$23.14	$19.39	$19.16	$19.09
Total Return E,F	(7.02)%	6.86%	20.93%	5.95%	10.12%	.75%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.97% I	.94%	.90%	.77%	.72%	.73%
Expenses net of fee waivers, if any	.90% I	.90%	.90%	.76%	.72%	.72%
Expenses net of all reductions	.90% I	.90%	.90%	.75%	.72%	.72%
Net investment income (loss)	1.38% I	1.15%	.97%	1.78% C	1.75%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$38,860	$52,405	$51,171	$16,291	$18,538	$122,603
Portfolio turnover rate J	25% I	40%	35%	75%	43% K	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.42%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Equity Value Fund Class Z

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.82	$23.00	$19.26	$19.18	$19.12	$19.20
Income from Investment Operations
Net investment income (loss) A,B	.17	.30	.26	.32 C	.33	.34
Net realized and unrealized gain (loss)	(1.80)	1.32	3.75	.82	1.28	(.16)
Total from investment operations	(1.63)	1.62	4.01	1.14	1.61	.18
Distributions from net investment income	(.28)	(.20)	(.27)	(.52)	(.37)	(.21)
Distributions from net realized gain	(.17)	(.60)	-	(.53)	(1.19)	(.05)
Total distributions	(.45)	(.80)	(.27)	(1.06) D	(1.55) D	(.26)
Net asset value, end of period	$21.74	$23.82	$23.00	$19.26	$19.18	$19.12
Total Return E,F	(6.93)%	7.02%	21.07%	6.09%	10.27%	.91%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.83% I	.79%	.74%	.70%	.58%	.59%
Expenses net of fee waivers, if any	.75% I	.75%	.74%	.69%	.58%	.59%
Expenses net of all reductions	.75% I	.75%	.74%	.68%	.58%	.58%
Net investment income (loss)	1.53% I	1.30%	1.12%	1.86% C	1.89%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$15,926	$21,317	$35,306	$2,606	$3,852	$2,406
Portfolio turnover rate J	25% I	40%	35%	75%	43% K	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$38,062,796
Gross unrealized depreciation	(10,427,783)
Net unrealized appreciation (depreciation)	$27,635,013
Tax cost	$186,448,130

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Value Fund	27,247,341	43,655,591

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$143,269	$4,204
Class M	.25%	.25%	79,532	941
Class C	.75%	.25%	82,916	11,141
			$305,717	$16,286

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 52,711
Class M	4,881
Class C A	4,535
$62,127

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 105,779.18
Class M	28,260.18
Class C	18,344.22
Class I	39,760.18
Class Z	3,604.04
	$195,747

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Equity Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Equity Value Fund	$ 475

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Equity Value Fund	Borrower	$ 4,687,000	4.57%	$ 1,189

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Value Fund	1,911,053	5,332,560	(302,487)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Equity Value Fund	$224

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Equity Value Fund	$122	$ -	$-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through March 31, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.15%	$ 42,528
Class M	1.40%	10,773
Class C	1.90%	9,370
Class I	.90%	14,918
Class Z	.75%	6,370
		$83,959

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $170. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$427

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,283
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Equity Value Fund
Distributions to shareholders
Class A	$ 1,831,872	$3,052,916
Class M	434,839	897,128
Class C	171,624	335,659
Class I	936,668	1,735,387
Class Z	408,742	1,372,327
Total	$3,783,745	$7,393,417

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Equity Value Fund
Class A
Shares sold	516,204	1,322,626	$11,453,315	$29,846,718
Reinvestment of distributions	79,706	125,386	1,767,079	2,944,057
Shares redeemed	(457,504)	(704,458)	(10,100,731)	(15,754,356)
Net increase (decrease)	138,406	743,554	$3,119,663	$17,036,419
Class M
Shares sold	57,272	236,755	$1,268,502	$5,321,237
Reinvestment of distributions	19,273	37,646	427,869	885,059
Shares redeemed	(92,963)	(222,986)	(2,056,121)	(4,958,113)
Net increase (decrease)	(16,418)	51,415	$(359,750)	$1,248,183
Class C
Shares sold	100,041	326,262	$2,162,718	$7,171,335
Reinvestment of distributions	7,175	14,355	155,486	329,881
Shares redeemed	(135,798)	(213,704)	(2,916,350)	(4,679,466)
Net increase (decrease)	(28,582)	126,913	$(598,146)	$2,821,750
Class I
Shares sold	326,724	1,266,409	$7,463,542	$29,316,775
Reinvestment of distributions	37,937	68,071	863,451	1,639,827
Shares redeemed	(775,528)	(1,359,296)	(17,478,176)	(31,653,830)
Net increase (decrease)	(410,867)	(24,816)	$(9,151,183)	$(697,228)
Class Z
Shares sold	364,692	677,338	$8,326,489	$15,778,041
Reinvestment of distributions	15,951	49,426	360,343	1,181,767
Shares redeemed	(542,741)	(1,367,272)	(12,223,229)	(32,317,898)
Net increase (decrease)	(162,098)	(640,508)	$(3,536,397)	$(15,358,090)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity Advisor® Equity Value Fund
Class A	1.15%
Actual		$ 1,000	$ 928.30	$ 5.53
Hypothetical- B		$ 1,000	$ 1,019.20	$ 5.79
Class M	1.40%
Actual		$ 1,000	$ 927.40	$ 6.73
Hypothetical- B		$ 1,000	$ 1,017.95	$ 7.04
Class C	1.90%
Actual		$ 1,000	$ 925.30	$ 9.12
Hypothetical- B		$ 1,000	$ 1,015.46	$ 9.55
Class I	.90%
Actual		$ 1,000	$ 929.80	$ 4.33
Hypothetical- B		$ 1,000	$ 1,020.44	$ 4.53
Class Z	.75%
Actual		$ 1,000	$ 930.70	$ 3.61
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Equity Value Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.759108.122
AEV-SANN-0723
Fidelity Advisor® Large Cap Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.5
Exxon Mobil Corp.	7.0
General Electric Co.	6.5
Wells Fargo & Co.	5.3
Apple, Inc.	3.5
Bank of America Corp.	2.5
The Boeing Co.	2.1
Comcast Corp. Class A	2.0
Hess Corp.	1.9
Visa, Inc. Class A	1.8
40.1

Market Sectors (% of Fund's net assets)

Information Technology	17.3
Financials	16.7
Industrials	15.6
Health Care	13.3
Energy	11.2
Communication Services	9.2
Consumer Staples	4.7
Consumer Discretionary	3.8
Materials	2.9
Real Estate	0.9
Utilities	0.6

Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	45,400	1,839,699
Verizon Communications, Inc.	54,276	1,933,854
		3,773,553
Entertainment - 1.1%
Activision Blizzard, Inc.	16,611	1,332,202
Sea Ltd. ADR (b)	9,300	533,913
The Walt Disney Co. (b)	62,775	5,521,689
Universal Music Group NV (c)	214,634	4,257,706
Universal Music Group NV rights (b)	214,634	61,944
		11,707,454
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (b)	142,080	17,457,370
Class C (b)	129,360	15,959,143
Match Group, Inc. (b)	64,700	2,232,150
Meta Platforms, Inc. Class A (b)	65,200	17,259,744
Snap, Inc. Class A (b)	212,100	2,163,420
		55,071,827
Media - 2.6%
Charter Communications, Inc. Class A (b)	2,100	684,915
Comcast Corp. Class A	543,323	21,379,760
Interpublic Group of Companies, Inc.	146,420	5,445,360
		27,510,035
TOTAL COMMUNICATION SERVICES		98,062,869
CONSUMER DISCRETIONARY - 3.8%
Automobile Components - 0.2%
BorgWarner, Inc.	62,516	2,771,334
Automobiles - 0.1%
General Motors Co.	22,800	738,948
Broadline Retail - 0.2%
Amazon.com, Inc. (b)	19,300	2,327,194
Hotels, Restaurants & Leisure - 1.7%
Amadeus IT Holding SA Class A	28,700	2,059,657
Booking Holdings, Inc. (b)	4,019	10,082,747
Expedia, Inc. (b)	17,900	1,713,209
Marriott International, Inc. Class A	19,400	3,255,126
Starbucks Corp.	11,700	1,142,388
		18,253,127
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	23,906	2,200,308
Sony Group Corp. sponsored ADR	14,500	1,358,650
Whirlpool Corp. (d)	4,834	624,988
		4,183,946
Specialty Retail - 1.1%
Lowe's Companies, Inc.	51,630	10,384,342
RH (b)	3,800	930,924
		11,315,266
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	7,200	757,872
TOTAL CONSUMER DISCRETIONARY		40,347,687
CONSUMER STAPLES - 4.7%
Beverages - 1.7%
Diageo PLC sponsored ADR (d)	26,600	4,469,332
Keurig Dr. Pepper, Inc.	127,800	3,977,136
The Coca-Cola Co.	158,981	9,484,806
		17,931,274
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	1,300	665,028
Performance Food Group Co. (b)	38,900	2,150,781
Sysco Corp.	88,500	6,190,575
Target Corp.	10,400	1,361,672
U.S. Foods Holding Corp. (b)	47,800	1,901,484
Walmart, Inc.	20,700	3,040,209
		15,309,749
Household Products - 0.1%
Colgate-Palmolive Co.	1,000	74,380
Procter & Gamble Co.	1,500	213,750
Spectrum Brands Holdings, Inc.	10,467	755,822
		1,043,952
Personal Care Products - 0.6%
Estee Lauder Companies, Inc. Class A	4,300	791,329
Haleon PLC ADR	461,238	3,708,354
Kenvue, Inc.	78,700	1,974,583
		6,474,266
Tobacco - 0.9%
Altria Group, Inc.	209,580	9,309,544
Philip Morris International, Inc.	1,200	108,012
		9,417,556
TOTAL CONSUMER STAPLES		50,176,797
ENERGY - 11.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	7,900	215,275
Oil, Gas & Consumable Fuels - 11.2%
Canadian Natural Resources Ltd.	11,200	603,356
Cenovus Energy, Inc. (Canada)	708,462	11,319,735
Exxon Mobil Corp.	725,868	74,169,192
Hess Corp.	159,335	20,182,964
Imperial Oil Ltd.	128,200	5,819,288
Kosmos Energy Ltd. (b)	924,795	5,511,778
Phillips 66 Co.	11,400	1,044,354
		118,650,667
TOTAL ENERGY		118,865,942
FINANCIALS - 16.7%
Banks - 10.8%
Bank of America Corp.	948,214	26,350,867
JPMorgan Chase & Co.	81,018	10,994,953
M&T Bank Corp.	18,628	2,219,712
PNC Financial Services Group, Inc.	70,741	8,193,930
Truist Financial Corp.	184,427	5,619,491
U.S. Bancorp	158,190	4,729,881
Wells Fargo & Co.	1,424,103	56,693,540
		114,802,374
Capital Markets - 2.0%
Charles Schwab Corp.	2,200	115,918
CME Group, Inc.	1,500	268,125
KKR & Co. LP	106,391	5,478,073
Morgan Stanley	61,525	5,030,284
Northern Trust Corp.	109,391	7,867,401
Raymond James Financial, Inc.	27,793	2,511,098
State Street Corp.	11,719	797,126
		22,068,025
Financial Services - 3.7%
Acacia Research Corp. (b)	36,900	152,766
Edenred SA	66,000	4,238,488
Fidelity National Information Services, Inc.	43,100	2,351,967
Global Payments, Inc.	5,500	537,295
MasterCard, Inc. Class A	10,915	3,984,193
PayPal Holdings, Inc. (b)	27,900	1,729,521
Radian Group, Inc.	272,031	6,947,672
Visa, Inc. Class A	87,827	19,412,402
		39,354,304
Insurance - 0.2%
Chubb Ltd.	10,495	1,949,971
TOTAL FINANCIALS		178,174,674
HEALTH CARE - 13.3%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	12,119	2,242,136
Argenx SE ADR (b)	1,100	427,570
Insmed, Inc. (b)	47,497	903,868
Vaxcyte, Inc. (b)	31,000	1,535,120
Verve Therapeutics, Inc. (b)(d)	19,900	308,052
		5,416,746
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	4,000	408,000
Becton, Dickinson & Co.	10,797	2,610,283
Boston Scientific Corp. (b)	279,026	14,364,258
GE Healthcare Holding LLC	169,571	13,482,590
iRhythm Technologies, Inc. (b)	100	11,427
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	50,462	952,723
		31,829,281
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	85,882	7,068,089
Centene Corp. (b)	8,400	524,244
Cigna Group	47,803	11,826,940
CVS Health Corp.	98,768	6,719,187
Guardant Health, Inc. (b)	22,800	668,496
Humana, Inc.	3,600	1,806,732
McKesson Corp.	30,506	11,922,965
UnitedHealth Group, Inc.	35,299	17,199,085
		57,735,738
Life Sciences Tools & Services - 0.2%
Danaher Corp.	11,500	2,640,630
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	289,717	18,669,363
Eli Lilly & Co.	15,800	6,785,468
GSK PLC sponsored ADR	212,030	7,124,208
Johnson & Johnson	70,584	10,944,755
Sanofi SA sponsored ADR	17,700	903,054
Viatris, Inc.	11,800	107,970
		44,534,818
TOTAL HEALTH CARE		142,157,213
INDUSTRIALS - 15.4%
Aerospace & Defense - 3.6%
Airbus Group NV	49,300	6,474,337
General Dynamics Corp.	13,129	2,680,679
Huntington Ingalls Industries, Inc.	9,319	1,876,660
MTU Aero Engines AG	3,600	830,407
Raytheon Technologies Corp.	15,092	1,390,577
Safran SA	8,000	1,158,175
Textron, Inc.	10,600	655,822
The Boeing Co. (b)	110,467	22,723,062
		37,789,719
Air Freight & Logistics - 1.8%
FedEx Corp.	22,892	4,989,998
United Parcel Service, Inc. Class B	81,863	13,671,121
		18,661,119
Building Products - 0.1%
Johnson Controls International PLC	22,600	1,349,220
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	86,600	1,475,664
Electrical Equipment - 1.2%
Acuity Brands, Inc.	18,456	2,781,135
Hubbell, Inc. Class B	11,785	3,328,791
Regal Rexnord Corp.	18,900	2,454,921
Vertiv Holdings Co.	198,000	3,821,400
		12,386,247
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	91,158	5,012,778
Industrial Conglomerates - 6.6%
3M Co.	9,559	891,950
General Electric Co.	688,113	69,864,113
		70,756,063
Machinery - 1.1%
Chart Industries, Inc. (b)(d)	11,000	1,207,030
Cummins, Inc.	6,500	1,328,665
Flowserve Corp.	60,619	1,973,148
Fortive Corp.	30,400	1,979,344
Nordson Corp.	1,000	217,930
Otis Worldwide Corp.	19,696	1,566,029
Stanley Black & Decker, Inc.	13,400	1,004,598
Westinghouse Air Brake Tech Co.	21,345	1,977,187
		11,253,931
Passenger Airlines - 0.1%
Copa Holdings SA Class A	3,200	336,192
Ryanair Holdings PLC sponsored ADR (b)	9,400	987,752
		1,323,944
Professional Services - 0.3%
Equifax, Inc.	4,200	876,204
Genpact Ltd.	42,200	1,552,116
Paycom Software, Inc.	2,800	784,364
		3,212,684
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	21,200	313,552
TOTAL INDUSTRIALS		163,534,921
INFORMATION TECHNOLOGY - 17.3%
Electronic Equipment, Instruments & Components - 0.2%
Mirion Technologies, Inc. (b)(e)	232,270	1,837,256
IT Services - 0.4%
EPAM Systems, Inc. (b)	2,600	667,212
IBM Corp.	11,500	1,478,785
Snowflake, Inc. (b)	800	132,288
Twilio, Inc. Class A (b)	24,000	1,670,880
Unisys Corp. (b)	72,989	286,847
		4,236,012
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	11,718	2,082,171
Applied Materials, Inc.	23,416	3,121,353
Intel Corp.	25,600	804,864
Lam Research Corp.	4,500	2,775,150
Marvell Technology, Inc.	132,001	7,720,738
NVIDIA Corp.	11,100	4,199,574
Qualcomm, Inc.	77,501	8,789,388
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	24,200	2,385,878
		31,879,116
Software - 10.1%
Adobe, Inc. (b)	20,000	8,355,800
Autodesk, Inc. (b)	11,841	2,360,977
DoubleVerify Holdings, Inc. (b)	16,500	575,355
Elastic NV (b)	32,800	2,388,496
Intuit, Inc.	6,300	2,640,456
Microsoft Corp.	242,153	79,520,626
PTC, Inc. (b)	9,300	1,249,920
Salesforce, Inc. (b)	4,500	1,005,210
SAP SE sponsored ADR	70,817	9,237,369
Workday, Inc. Class A (b)	3,300	699,567
		108,033,776
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	210,868	37,376,353
Samsung Electronics Co. Ltd.	22,520	1,215,783
		38,592,136
TOTAL INFORMATION TECHNOLOGY		184,578,296
MATERIALS - 2.9%
Chemicals - 0.7%
Axalta Coating Systems Ltd. (b)	13,300	385,833
DuPont de Nemours, Inc.	83,000	5,576,770
LyondellBasell Industries NV Class A	6,700	573,118
Sherwin-Williams Co.	2,100	478,338
		7,014,059
Metals & Mining - 2.2%
First Quantum Minerals Ltd.	390,800	8,187,368
Freeport-McMoRan, Inc.	350,804	12,046,609
Glencore PLC	714,100	3,652,017
		23,885,994
TOTAL MATERIALS		30,900,053
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	14,309	2,639,152
Crown Castle International Corp.	13,900	1,573,619
Equinix, Inc.	442	329,533
Simon Property Group, Inc.	44,000	4,626,600
		9,168,904
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	8,900	873,980
PG&E Corp. (b)	68,500	1,160,390
Southern Co.	66,700	4,652,325
		6,686,695
Multi-Utilities - 0.0%
Sempra Energy	2,034	291,940
TOTAL UTILITIES		6,978,635
TOTAL COMMON STOCKS (Cost $678,857,236)		1,022,945,991

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(e)(f)	1,200	40,452

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	119,400	1,776,672

TOTAL PREFERRED STOCKS (Cost $1,471,102)		1,817,124

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (g)	39,119,284	39,127,108
Fidelity Securities Lending Cash Central Fund 5.14% (g)(h)	6,243,631	6,244,256
TOTAL MONEY MARKET FUNDS (Cost $45,371,364)		45,371,364

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $725,699,702)	1,070,134,479
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(5,216,782)
NET ASSETS - 100.0%	1,064,917,697

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,839,699 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,877,708 or 0.2% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	2,322,700

Reddit, Inc. Series E	5/18/21	50,969

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	40,544,606	44,595,456	46,012,954	937,725	-	-	39,127,108	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	3,679,031	79,028,227	76,463,002	25,109	-	-	6,244,256	0.0%
Total	44,223,637	123,623,683	122,475,956	962,834	-	-	45,371,364

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	98,103,321	93,743,219	4,319,650	40,452
Consumer Discretionary	40,347,687	38,288,030	2,059,657	-
Consumer Staples	50,176,797	50,176,797	-	-
Energy	118,865,942	118,865,942	-	-
Financials	178,174,674	178,174,674	-	-
Health Care	142,157,213	142,157,213	-	-
Industrials	165,311,593	158,837,256	6,474,337	-
Information Technology	184,578,296	184,578,296	-	-
Materials	30,900,053	27,248,036	3,652,017	-
Real Estate	9,168,904	9,168,904	-	-
Utilities	6,978,635	6,978,635	-	-

Money Market Funds	45,371,364	45,371,364	-	-
Total Investments in Securities:	1,070,134,479	1,053,588,366	16,505,661	40,452
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,021,217) - See accompanying schedule:
Unaffiliated issuers (cost $680,328,338)	$1,024,763,115
Fidelity Central Funds (cost $45,371,364)	45,371,364

Total Investment in Securities (cost $725,699,702)		$1,070,134,479
Restricted cash		993,871
Foreign currency held at value (cost $44)		43
Receivable for investments sold		1,229,118
Receivable for fund shares sold		1,239,454
Dividends receivable		1,703,073
Distributions receivable from Fidelity Central Funds		161,814
Prepaid expenses		186
Other receivables		42,323
Total assets		1,075,504,361
Liabilities
Payable for investments purchased
Regular delivery	$597,758
Delayed delivery	61,944
Payable for fund shares redeemed	2,582,853
Accrued management fee	629,807
Distribution and service plan fees payable	246,500
Other affiliated payables	174,318
Other payables and accrued expenses	47,084
Collateral on securities loaned	6,246,400
Total Liabilities		10,586,664
Net Assets		$1,064,917,697
Net Assets consist of:
Paid in capital		$711,950,151
Total accumulated earnings (loss)		352,967,546
Net Assets		$1,064,917,697

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($544,128,799 ÷ 15,066,114 shares) (a)		$36.12
Maximum offering price per share (100/94.25 of $36.12)		$38.32
Class M :
Net Asset Value and redemption price per share ($163,064,058 ÷ 4,525,476 shares) (a)		$36.03
Maximum offering price per share (100/96.50 of $36.03)		$37.34
Class C :
Net Asset Value and offering price per share ($77,217,680 ÷ 2,474,314 shares) (a)		$31.21
Class I :
Net Asset Value , offering price and redemption price per share ($233,290,563 ÷ 6,033,577 shares)		$38.67
Class Z :
Net Asset Value , offering price and redemption price per share ($47,216,597 ÷ 1,222,718 shares)		$38.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$9,465,883
Income from Fidelity Central Funds (including $25,109 from security lending)		962,834
Total Income		10,428,717
Expenses
Management fee
Basic fee	$2,752,169
Performance adjustment	770,020
Transfer agent fees	884,759
Distribution and service plan fees	1,473,364
Accounting fees	154,180
Custodian fees and expenses	36,241
Independent trustees' fees and expenses	3,256
Registration fees	55,694
Audit	34,543
Legal	2,358
Miscellaneous	2,831
Total expenses before reductions	6,169,415
Expense reductions	(27,724)
Total expenses after reductions		6,141,691
Net Investment income (loss)		4,287,026
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,793,037
Foreign currency transactions	4,167
Total net realized gain (loss)		7,797,204
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,665,132
Assets and liabilities in foreign currencies	6,181
Total change in net unrealized appreciation (depreciation)		5,671,313
Net gain (loss)		13,468,517
Net increase (decrease) in net assets resulting from operations		$17,755,543
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,287,026	$10,686,103
Net realized gain (loss)	7,797,204	12,808,864
Change in net unrealized appreciation (depreciation)	5,671,313	(9,405,688)
Net increase (decrease) in net assets resulting from operations	17,755,543	14,089,279
Distributions to shareholders	(21,109,328)	(67,019,635)
Share transactions - net increase (decrease)	18,704,757	70,348,927
Total increase (decrease) in net assets	15,350,972	17,418,571

Net Assets
Beginning of period	1,049,566,725	1,032,148,154
End of period	$1,064,917,697	$1,049,566,725

Financial Highlights
Fidelity Advisor® Large Cap Fund Class A

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$36.29	$38.14	$31.98	$32.80	$33.76	$34.98
Income from Investment Operations
Net investment income (loss) A,B	.15	.38	.62 C	.50	.51	.40
Net realized and unrealized gain (loss)	.43	.28	7.29	1.36	2.97	.89
Total from investment operations	.58	.66	7.91	1.86	3.48	1.29
Distributions from net investment income	(.38)	(.61)	(.57)	(.60)	(.45)	(.38)
Distributions from net realized gain	(.37)	(1.90)	(1.18)	(2.08)	(3.99)	(2.13)
Total distributions	(.75)	(2.51)	(1.75)	(2.68)	(4.44)	(2.51)
Net asset value, end of period	$36.12	$36.29	$38.14	$31.98	$32.80	$33.76
Total Return D,E,F	1.74%	1.49%	25.87%	5.91%	14.19%	3.77%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.16% I	.92%	.80%	.75%	.91%	.92%
Expenses net of fee waivers, if any	1.15% I	.91%	.80%	.75%	.91%	.92%
Expenses net of all reductions	1.15% I	.91%	.80%	.75%	.90%	.92%
Net investment income (loss)	.84% I	1.07%	1.67% C	1.76%	1.71%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$544,129	$532,911	$468,894	$389,143	$423,325	$401,495
Portfolio turnover rate J	12% I	11%	17%	22%	28% K	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Large Cap Fund Class M

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$36.14	$37.99	$31.86	$32.69	$33.63	$34.86
Income from Investment Operations
Net investment income (loss) A,B	.11	.29	.52 C	.42	.43	.31
Net realized and unrealized gain (loss)	.42	.27	7.28	1.35	2.98	.89
Total from investment operations	.53	.56	7.80	1.77	3.41	1.20
Distributions from net investment income	(.27)	(.52)	(.49)	(.52)	(.36)	(.29)
Distributions from net realized gain	(.37)	(1.90)	(1.18)	(2.08)	(3.99)	(2.13)
Total distributions	(.64)	(2.41) D	(1.67)	(2.60)	(4.35)	(2.43) D
Net asset value, end of period	$36.03	$36.14	$37.99	$31.86	$32.69	$33.63
Total Return E,F,G	1.60%	1.23%	25.55%	5.62%	13.93%	3.50%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.40% J	1.17%	1.05%	1.01%	1.17%	1.18%
Expenses net of fee waivers, if any	1.40% J	1.16%	1.05%	1.01%	1.16%	1.18%
Expenses net of all reductions	1.40% J	1.16%	1.05%	1.00%	1.16%	1.18%
Net investment income (loss)	.60% J	.83%	1.42% C	1.50%	1.46%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$163,064	$166,368	$176,983	$153,918	$175,139	$173,195
Portfolio turnover rate K	12% J	11%	17%	22%	28% L	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .82%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Large Cap Fund Class C

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$31.34	$33.25	$28.08	$29.09	$30.44	$31.78
Income from Investment Operations
Net investment income (loss) A,B	.01	.09	.29 C	.25	.25	.13
Net realized and unrealized gain (loss)	.38	.24	6.40	1.18	2.60	.81
Total from investment operations	.39	.33	6.69	1.43	2.85	.94
Distributions from net investment income	(.15)	(.34)	(.34)	(.36)	(.21)	(.15)
Distributions from net realized gain	(.37)	(1.90)	(1.18)	(2.08)	(3.99)	(2.13)
Total distributions	(.52)	(2.24)	(1.52)	(2.44)	(4.20)	(2.28)
Net asset value, end of period	$31.21	$31.34	$33.25	$28.08	$29.09	$30.44
Total Return D,E,F	1.35%	.70%	24.90%	5.10%	13.33%	3.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.93% I	1.69%	1.57%	1.53%	1.67%	1.69%
Expenses net of fee waivers, if any	1.92% I	1.68%	1.57%	1.52%	1.67%	1.69%
Expenses net of all reductions	1.92% I	1.68%	1.57%	1.52%	1.67%	1.68%
Net investment income (loss)	.07% I	.30%	.90% C	.98%	.95%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$77,218	$81,509	$89,886	$88,926	$119,072	$158,775
Portfolio turnover rate J	12% I	11%	17%	22%	28% K	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .30%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Large Cap Fund Class I

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$38.83	$40.63	$33.94	$34.63	$35.37	$36.53
Income from Investment Operations
Net investment income (loss) A,B	.21	.51	.76 C	.61	.62	.51
Net realized and unrealized gain (loss)	.45	.30	7.76	1.44	3.17	.93
Total from investment operations	.66	.81	8.52	2.05	3.79	1.44
Distributions from net investment income	(.45)	(.71)	(.64)	(.66)	(.54)	(.47)
Distributions from net realized gain	(.37)	(1.90)	(1.18)	(2.08)	(3.99)	(2.13)
Total distributions	(.82)	(2.61)	(1.83) D	(2.74)	(4.53)	(2.60)
Net asset value, end of period	$38.67	$38.83	$40.63	$33.94	$34.63	$35.37
Total Return E,F	1.86%	1.77%	26.22%	6.17%	14.54%	4.05%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.89% I	.65%	.54%	.48%	.64%	.66%
Expenses net of fee waivers, if any	.89% I	.65%	.54%	.48%	.64%	.66%
Expenses net of all reductions	.89% I	.65%	.54%	.48%	.64%	.66%
Net investment income (loss)	1.11% I	1.34%	1.93% C	2.03%	1.98%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$233,291	$224,889	$257,331	$206,090	$301,067	$459,962
Portfolio turnover rate J	12% I	11%	17%	22%	28% K	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Large Cap Fund Class Z

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$38.81	$40.61	$33.93	$34.64	$35.41	$36.57
Income from Investment Operations
Net investment income (loss) A,B	.23	.55	.81 C	.64	.66	.56
Net realized and unrealized gain (loss)	.45	.30	7.74	1.45	3.16	.93
Total from investment operations	.68	.85	8.55	2.09	3.82	1.49
Distributions from net investment income	(.50)	(.76)	(.69)	(.72)	(.60)	(.52)
Distributions from net realized gain	(.37)	(1.90)	(1.18)	(2.08)	(3.99)	(2.13)
Total distributions	(.87)	(2.65) D	(1.87)	(2.80)	(4.59)	(2.65)
Net asset value, end of period	$38.62	$38.81	$40.61	$33.93	$34.64	$35.41
Total Return E,F	1.93%	1.88%	26.36%	6.30%	14.67%	4.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.77% I	.53%	.42%	.36%	.51%	.53%
Expenses net of fee waivers, if any	.77% I	.53%	.42%	.36%	.51%	.53%
Expenses net of all reductions	.77% I	.53%	.42%	.36%	.51%	.53%
Net investment income (loss)	1.23% I	1.46%	2.05% C	2.15%	2.11%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$47,217	$43,889	$39,055	$30,308	$28,596	$17,711
Portfolio turnover rate J	12% I	11%	17%	22%	28% K	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income.   For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$390,646,231
Gross unrealized depreciation	(48,186,130)
Net unrealized appreciation (depreciation)	$342,460,101
Tax cost	$727,674,378

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Large Cap Fund	64,218,269	58,809,666
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$667,895	$16,283
Class M	.25%	.25%	406,778	4,400
Class C	.75%	.25%	398,691	44,643
			$1,473,364	$65,326

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$273,659
Class M	13,935
Class C A	14,405
$301,999

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$470,482.18
Class M	141,642.17
Class C	78,398.20
Class I	184,596.16
Class Z	9,641.04
	$884,759

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Large Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Large Cap Fund	$1,368

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Large Cap Fund	7,074,072	770,004	(181,640)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Large Cap Fund	$1,010
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Large Cap Fund	$2,651	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $74. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$1,043
Class M	2,893
Class C	14
$3,950

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,700.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Large Cap Fund
Distributions to shareholders
Class A	$ 10,995,838	$30,944,684
Class M	2,923,336	11,170,201
Class C	1,372,106	5,966,361
Class I	4,801,903	16,368,054
Class Z	1,016,145	2,570,335
Total	$21,109,328	$67,019,635
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Large Cap Fund
Class A
Shares sold	1,577,223	3,626,974	$55,879,454	$128,966,334
Reinvestment of distributions	303,648	779,090	10,211,667	29,356,126
Shares redeemed	(1,499,353)	(2,014,687)	(53,157,183)	(70,920,013)
Net increase (decrease)	381,518	2,391,377	$12,933,938	$87,402,447
Class M
Shares sold	177,520	379,641	$6,313,657	$13,633,890
Reinvestment of distributions	85,769	292,695	2,880,972	11,008,245
Shares redeemed	(340,709)	(727,664)	(12,054,146)	(25,981,535)
Net increase (decrease)	(77,420)	(55,328)	$(2,859,517)	$(1,339,400)
Class C
Shares sold	334,035	660,665	$10,133,458	$20,016,036
Reinvestment of distributions	44,771	175,143	1,305,531	5,739,439
Shares redeemed	(504,917)	(938,456)	(15,440,588)	(28,835,259)
Net increase (decrease)	(126,111)	(102,648)	$(4,001,599)	$(3,079,784)
Class I
Shares sold	1,020,555	2,154,388	$39,007,813	$82,102,984
Reinvestment of distributions	111,978	355,420	4,027,848	14,291,444
Shares redeemed	(891,037)	(3,050,691)	(33,876,637)	(115,517,358)
Net increase (decrease)	241,496	(540,883)	$9,159,024	$(19,122,930)
Class Z
Shares sold	226,689	296,020	$8,643,935	$11,181,715
Reinvestment of distributions	25,887	57,903	929,329	2,324,789
Shares redeemed	(160,762)	(184,633)	(6,100,353)	(7,017,910)
Net increase (decrease)	91,814	169,290	$3,472,911	$6,488,594
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity Advisor® Large Cap Fund
Class A	1.15%
Actual		$ 1,000	$ 1,017.40	$ 5.78
Hypothetical- B		$ 1,000	$ 1,019.20	$ 5.79
Class M	1.40%
Actual		$ 1,000	$ 1,016.00	$ 7.04
Hypothetical- B		$ 1,000	$ 1,017.95	$ 7.04
Class C	1.92%
Actual		$ 1,000	$ 1,013.50	$ 9.64
Hypothetical- B		$ 1,000	$ 1,015.36	$ 9.65
Class I	.89%
Actual		$ 1,000	$ 1,018.60	$ 4.48
Hypothetical- B		$ 1,000	$ 1,020.49	$ 4.48
Class Z	.77%
Actual		$ 1,000	$ 1,019.30	$ 3.88
Hypothetical- B		$ 1,000	$ 1,021.09	$ 3.88

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Large Cap Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704742.125
LC-SANN-0723
Fidelity Advisor® Small Cap Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Eagle Materials, Inc.	1.7
Insight Enterprises, Inc.	1.7
Valvoline, Inc.	1.6
KBR, Inc.	1.6
Extreme Networks, Inc.	1.5
Chemed Corp.	1.5
Denbury, Inc.	1.5
Constellium NV	1.5
Brookfield Infrastructure Corp. A Shares	1.4
Commercial Metals Co.	1.4
15.4

Market Sectors (% of Fund's net assets)

Industrials	20.1
Information Technology	14.9
Health Care	14.8
Financials	14.2
Consumer Discretionary	13.4
Materials	6.0
Energy	4.2
Real Estate	4.0
Consumer Staples	3.8
Communication Services	2.9
Utilities	1.8

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 100.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.9%
Entertainment - 0.2%
Vivid Seats, Inc. Class A (a)	467,980	3,421
Interactive Media & Services - 1.5%
Cars.com, Inc. (a)	970,700	17,133
Ziff Davis, Inc. (a)	161,600	9,541
		26,674
Media - 0.6%
TechTarget, Inc. (a)	283,800	9,859
Wireless Telecommunication Services - 0.6%
Gogo, Inc. (a)	763,200	11,486
TOTAL COMMUNICATION SERVICES		51,440
CONSUMER DISCRETIONARY - 13.4%
Automobile Components - 3.0%
Adient PLC (a)	494,900	16,673
Fox Factory Holding Corp. (a)	160,700	14,289
Patrick Industries, Inc.	336,464	22,048
		53,010
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc. (a)	299,300	10,948
Churchill Downs, Inc.	181,301	24,624
Lindblad Expeditions Holdings (a)	508,900	4,824
		40,396
Household Durables - 1.9%
Skyline Champion Corp. (a)	271,886	15,805
Tempur Sealy International, Inc.	483,000	17,214
		33,019
Leisure Products - 0.4%
Clarus Corp. (b)	778,238	6,436
Specialty Retail - 4.7%
Academy Sports & Outdoors, Inc.	148,905	7,290
Aritzia, Inc. (a)	147,300	3,773
Lithia Motors, Inc. Class A (sub. vtg.) (b)	30,900	7,208
Murphy U.S.A., Inc.	71,900	19,875
Musti Group OYJ	822,255	16,778
Valvoline, Inc.	753,600	29,014
		83,938
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	173,121	19,438
TOTAL CONSUMER DISCRETIONARY		236,237
CONSUMER STAPLES - 3.8%
Consumer Staples Distribution & Retail - 2.7%
BJ's Wholesale Club Holdings, Inc. (a)	189,030	11,843
Performance Food Group Co. (a)	409,400	22,636
Sprouts Farmers Market LLC (a)	387,400	13,389
		47,868
Food Products - 1.1%
Nomad Foods Ltd. (a)	1,106,400	18,864
TOTAL CONSUMER STAPLES		66,732
ENERGY - 4.2%
Energy Equipment & Services - 0.8%
TechnipFMC PLC (a)	1,041,100	13,680
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp. (a)	693,400	14,152
Denbury, Inc. (a)	291,700	26,303
Hess Midstream LP (b)	335,948	9,370
Magnolia Oil & Gas Corp. Class A	563,700	10,896
		60,721
TOTAL ENERGY		74,401
FINANCIALS - 14.2%
Banks - 4.4%
ConnectOne Bancorp, Inc.	856,700	11,634
First Interstate Bancsystem, Inc.	618,600	13,640
Independent Bank Group, Inc.	322,000	10,745
Metropolitan Bank Holding Corp. (a)	248,800	7,041
Pinnacle Financial Partners, Inc.	262,500	12,771
ServisFirst Bancshares, Inc. (b)	269,400	10,857
Trico Bancshares	343,200	11,175
		77,863
Capital Markets - 3.4%
Houlihan Lokey (b)	179,600	15,681
Lazard Ltd. Class A	350,600	10,059
LPL Financial	72,600	14,141
Morningstar, Inc.	42,509	8,702
Patria Investments Ltd.	789,860	11,650
		60,233
Consumer Finance - 1.1%
PROG Holdings, Inc. (a)	629,414	20,538
Financial Services - 1.8%
Essent Group Ltd.	487,123	21,516
Walker & Dunlop, Inc.	133,800	9,793
		31,309
Insurance - 3.5%
Old Republic International Corp.	725,100	17,758
Primerica, Inc.	124,800	22,716
Selective Insurance Group, Inc.	218,900	21,174
		61,648
TOTAL FINANCIALS		251,591
HEALTH CARE - 14.8%
Biotechnology - 4.6%
Avid Bioservices, Inc. (a)(b)	307,711	4,754
Blueprint Medicines Corp. (a)	126,000	7,122
Celldex Therapeutics, Inc. (a)	69,400	2,207
Cerevel Therapeutics Holdings (a)	195,600	6,377
Cytokinetics, Inc. (a)	219,100	8,258
Day One Biopharmaceuticals, Inc. (a)	130,800	1,740
Exelixis, Inc. (a)	273,500	5,273
Janux Therapeutics, Inc. (a)(b)	171,000	1,987
Keros Therapeutics, Inc. (a)	58,000	2,776
Legend Biotech Corp. ADR (a)	77,800	4,992
PepGen, Inc.	132,100	1,979
Prelude Therapeutics, Inc. (a)	254,637	1,421
PTC Therapeutics, Inc. (a)	157,300	6,602
Relay Therapeutics, Inc. (a)(b)	178,800	1,992
Vaxcyte, Inc. (a)	152,800	7,567
Verve Therapeutics, Inc. (a)(b)	239,100	3,701
Viking Therapeutics, Inc. (a)	164,700	3,617
Xenon Pharmaceuticals, Inc. (a)	206,600	7,960
Zentalis Pharmaceuticals, Inc. (a)	48,346	1,259
		81,584
Health Care Equipment & Supplies - 4.0%
Envista Holdings Corp. (a)	493,300	15,731
Inspire Medical Systems, Inc. (a)	44,300	12,957
Merit Medical Systems, Inc. (a)	184,300	15,186
Neogen Corp. (a)	567,000	9,917
Tandem Diabetes Care, Inc. (a)	236,800	6,154
TransMedics Group, Inc. (a)	137,700	10,005
		69,950
Health Care Providers & Services - 4.1%
Acadia Healthcare Co., Inc. (a)	253,300	17,891
Chemed Corp.	49,600	26,475
Option Care Health, Inc. (a)	228,537	6,296
The Ensign Group, Inc.	248,400	22,011
		72,673
Life Sciences Tools & Services - 0.6%
BioLife Solutions, Inc. (a)	240,100	5,606
Olink Holding AB ADR (a)	185,102	3,606
Quanterix Corp. (a)	79,600	1,561
		10,773
Pharmaceuticals - 1.5%
Arvinas Holding Co. LLC (a)	139,200	3,039
DICE Therapeutics, Inc. (a)(b)	139,800	4,419
Edgewise Therapeutics, Inc. (a)	277,000	2,803
Intra-Cellular Therapies, Inc. (a)	141,100	8,379
Ventyx Biosciences, Inc. (a)	112,900	3,892
Verona Pharma PLC ADR (a)	173,600	3,736
		26,268
TOTAL HEALTH CARE		261,248
INDUSTRIALS - 20.1%
Aerospace & Defense - 0.7%
V2X, Inc. (a)	320,397	13,216
Building Products - 2.1%
CSW Industrials, Inc.	93,834	13,298
Masonite International Corp. (a)	262,800	23,145
		36,443
Commercial Services & Supplies - 0.7%
Tetra Tech, Inc.	87,200	11,987
Construction & Engineering - 1.8%
EMCOR Group, Inc.	145,800	24,034
Granite Construction, Inc.	235,600	8,526
		32,560
Electrical Equipment - 1.6%
Array Technologies, Inc. (a)	755,532	16,750
Atkore, Inc. (a)	101,800	11,887
		28,637
Ground Transportation - 0.9%
TFI International, Inc.	144,100	15,171
Machinery - 2.2%
ITT, Inc.	186,200	14,181
Luxfer Holdings PLC sponsored	694,600	9,974
Terex Corp. (b)	312,300	14,481
		38,636
Professional Services - 5.8%
ASGN, Inc. (a)	200,000	13,086
Concentrix Corp.	176,041	15,439
FTI Consulting, Inc. (a)(b)	89,100	16,752
KBR, Inc.	468,800	27,669
NV5 Global, Inc. (a)	176,580	16,002
TriNet Group, Inc. (a)(b)	156,000	13,864
		102,812
Trading Companies & Distributors - 4.3%
Applied Industrial Technologies, Inc.	133,500	16,415
Beacon Roofing Supply, Inc. (a)	201,100	12,858
Custom Truck One Source, Inc. Class A (a)	1,035,774	6,670
GMS, Inc. (a)	321,618	20,368
Rush Enterprises, Inc. Class A	379,194	19,820
		76,131
TOTAL INDUSTRIALS		355,593
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.5%
Extreme Networks, Inc. (a)	1,295,500	26,687
Electronic Equipment, Instruments & Components - 5.7%
Advanced Energy Industries, Inc.	192,300	18,874
Fabrinet (a)	198,700	22,497
Insight Enterprises, Inc. (a)	219,572	29,691
Napco Security Technologies, Inc. (b)	279,702	10,402
TD SYNNEX Corp.	221,541	19,801
		101,265
IT Services - 1.2%
Endava PLC ADR (a)	156,308	7,628
Perficient, Inc. (a)	164,400	12,572
		20,200
Semiconductors & Semiconductor Equipment - 3.1%
AEHR Test Systems (a)(b)	365,700	12,075
Allegro MicroSystems LLC (a)	159,500	6,273
Axcelis Technologies, Inc. (a)	66,700	10,509
MACOM Technology Solutions Holdings, Inc. (a)	261,500	15,646
Synaptics, Inc. (a)	117,245	10,088
		54,591
Software - 2.8%
Five9, Inc. (a)	111,400	7,365
Intapp, Inc. (a)	461,039	19,488
Rapid7, Inc. (a)	158,900	7,583
Tenable Holdings, Inc. (a)	370,200	15,174
		49,610
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	422,900	10,150
TOTAL INFORMATION TECHNOLOGY		262,503
MATERIALS - 6.0%
Chemicals - 1.4%
Element Solutions, Inc.	984,500	17,652
Tronox Holdings PLC	657,000	6,990
		24,642
Construction Materials - 1.7%
Eagle Materials, Inc.	185,400	30,208
Metals & Mining - 2.9%
Commercial Metals Co.	578,500	24,731
Constellium NV (a)	1,752,900	26,118
		50,849
TOTAL MATERIALS		105,699
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Essential Properties Realty Trust, Inc.	995,001	23,810
Lamar Advertising Co. Class A	267,700	24,061
Urban Edge Properties	891,500	11,884
		59,755
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	1,263,100	10,016
TOTAL REAL ESTATE		69,771
UTILITIES - 1.8%
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	541,267	24,952
Multi-Utilities - 0.4%
Telecom Plus PLC	368,348	6,965
TOTAL UTILITIES		31,917
TOTAL COMMON STOCKS (Cost $1,550,741)		1,767,132

Money Market Funds - 3.4%
	Shares	Value ($) (000s)
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d) (Cost $60,610)	60,604,300	60,610

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $1,611,351)	1,827,742
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(61,756)
NET ASSETS - 100.0%	1,765,986

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	14,942	246,464	261,406	243	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	50,384	267,106	256,880	235	-	-	60,610	0.2%
Total	65,326	513,570	518,286	478	-	-	60,610

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	51,440	51,440	-	-
Consumer Discretionary	236,237	236,237	-	-
Consumer Staples	66,732	66,732	-	-
Energy	74,401	74,401	-	-
Financials	251,591	251,591	-	-
Health Care	261,248	261,248	-	-
Industrials	355,593	355,593	-	-
Information Technology	262,503	262,503	-	-
Materials	105,699	105,699	-	-
Real Estate	69,771	69,771	-	-
Utilities	31,917	31,917	-	-

Money Market Funds	60,610	60,610	-	-
Total Investments in Securities:	1,827,742	1,827,742	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,515) - See accompanying schedule:
Unaffiliated issuers (cost $1,550,741)	$1,767,132
Fidelity Central Funds (cost $60,610)	60,610

Total Investment in Securities (cost $1,611,351)		$1,827,742
Cash		3
Foreign currency held at value (cost $807)		811
Receivable for investments sold		3,615
Receivable for fund shares sold		819
Dividends receivable		1,339
Distributions receivable from Fidelity Central Funds		97
Other receivables		9
Total assets		1,834,435
Liabilities
Payable for investments purchased	$697
Payable for fund shares redeemed	1,391
Accrued management fee	1,272
Distribution and service plan fees payable	348
Notes payable to affiliates	3,792
Other affiliated payables	301
Other payables and accrued expenses	40
Collateral on securities loaned	60,608
Total Liabilities		68,449
Net Assets		$1,765,986
Net Assets consist of:
Paid in capital		$1,541,042
Total accumulated earnings (loss)		224,944
Net Assets		$1,765,986

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($618,281 ÷ 25,717 shares) (a)		$24.04
Maximum offering price per share (100/94.25 of $24.04)		$25.51
Class M :
Net Asset Value and redemption price per share ($430,951 ÷ 20,347 shares) (a)		$21.18
Maximum offering price per share (100/96.50 of $21.18)		$21.95
Class C :
Net Asset Value and offering price per share ($40,158 ÷ 2,710 shares) (a)		$14.82
Class I :
Net Asset Value , offering price and redemption price per share ($414,418 ÷ 14,920 shares)		$27.78
Class Z :
Net Asset Value , offering price and redemption price per share ($262,178 ÷ 9,374 shares)		$27.97
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$7,003
Interest		1
Income from Fidelity Central Funds (including $235 from security lending)		478
Total Income		7,482
Expenses
Management fee
Basic fee	$6,163
Performance adjustment	1,819
Transfer agent fees	1,565
Distribution and service plan fees	2,201
Accounting fees	247
Custodian fees and expenses	39
Independent trustees' fees and expenses	6
Registration fees	42
Audit	31
Legal	2
Interest	17
Miscellaneous	8
Total expenses before reductions	12,140
Expense reductions	(44)
Total expenses after reductions		12,096
Net Investment income (loss)		(4,614)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	30,490
Foreign currency transactions	(3)
Total net realized gain (loss)		30,487
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(118,725)
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		(118,721)
Net gain (loss)		(88,234)
Net increase (decrease) in net assets resulting from operations		$(92,848)
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,614)	$(7,413)
Net realized gain (loss)	30,487	107,304
Change in net unrealized appreciation (depreciation)	(118,721)	(416,191)
Net increase (decrease) in net assets resulting from operations	(92,848)	(316,300)
Distributions to shareholders	(89,410)	(224,659)
Share transactions - net increase (decrease)	34,841	289,457
Total increase (decrease) in net assets	(147,417)	(251,502)

Net Assets
Beginning of period	1,913,403	2,164,905
End of period	$1,765,986	$1,913,403

Financial Highlights
Fidelity Advisor® Small Cap Fund Class A

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.67	$34.34	$26.09	$24.25	$24.46	$29.35
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.11)	(.17)	(.08)	(.03)	(.04)
Net realized and unrealized gain (loss)	(1.27)	(4.04)	9.15	2.85	2.56	(1.28)
Total from investment operations	(1.34)	(4.15)	8.98	2.77	2.53	(1.32)
Distributions from net realized gain	(1.29)	(3.52)	(.73)	(.93)	(2.74)	(3.57)
Total distributions	(1.29)	(3.52)	(.73)	(.93)	(2.74)	(3.57)
Net asset value, end of period	$24.04	$26.67	$34.34	$26.09	$24.25	$24.46
Total Return C,D,E	(5.02)%	(13.82)%	35.20%	11.78%	13.97%	(5.18)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.36% H	1.33%	1.22%	1.22%	.98%	.97%
Expenses net of fee waivers, if any	1.36% H	1.32%	1.22%	1.22%	.98%	.97%
Expenses net of all reductions	1.36% H	1.32%	1.22%	1.22%	.98%	.96%
Net investment income (loss)	(.54)% H	(.40)%	(.53)%	(.36)%	(.13)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$618	$676	$837	$638	$654	$640
Portfolio turnover rate I	24% H	47%	41%	47%	56%	74%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Small Cap Fund Class M

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.68	$30.88	$23.58	$22.06	$22.58	$27.43
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.15)	(.22)	(.12)	(.07)	(.09)
Net realized and unrealized gain (loss)	(1.12)	(3.59)	8.25	2.57	2.29	(1.19)
Total from investment operations	(1.21)	(3.74)	8.03	2.45	2.22	(1.28)
Distributions from net realized gain	(1.29)	(3.46)	(.73)	(.93)	(2.74)	(3.57)
Total distributions	(1.29)	(3.46)	(.73)	(.93)	(2.74)	(3.57)
Net asset value, end of period	$21.18	$23.68	$30.88	$23.58	$22.06	$22.58
Total Return C,D,E	(5.11)%	(14.03)%	34.91%	11.49%	13.73%	(5.42)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.60% H	1.57%	1.46%	1.45%	1.22%	1.20%
Expenses net of fee waivers, if any	1.60% H	1.56%	1.46%	1.45%	1.22%	1.20%
Expenses net of all reductions	1.59% H	1.56%	1.46%	1.45%	1.21%	1.19%
Net investment income (loss)	(.77)% H	(.64)%	(.77)%	(.59)%	(.36)%	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$431	$477	$619	$503	$542	$580
Portfolio turnover rate I	24% H	47%	41%	47%	56%	74%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Small Cap Fund Class C

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.02	$23.16	$17.96	$17.11	$18.32	$23.02
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.21)	(.29)	(.18)	(.15)	(.18)
Net realized and unrealized gain (loss)	(.80)	(2.56)	6.22	1.96	1.68	(.95)
Total from investment operations	(.91)	(2.77)	5.93	1.78	1.53	(1.13)
Distributions from net realized gain	(1.29)	(3.37)	(.73)	(.93)	(2.74)	(3.57)
Total distributions	(1.29)	(3.37)	(.73)	(.93)	(2.74)	(3.57)
Net asset value, end of period	$14.82	$17.02	$23.16	$17.96	$17.11	$18.32
Total Return C,D,E	(5.36)%	(14.51)%	34.12%	10.87%	13.05%	(5.88)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.19% H	2.15%	2.03%	2.04%	1.79%	1.74%
Expenses net of fee waivers, if any	2.18% H	2.14%	2.03%	2.04%	1.79%	1.74%
Expenses net of all reductions	2.18% H	2.14%	2.03%	2.03%	1.78%	1.73%
Net investment income (loss)	(1.36)% H	(1.22)%	(1.34)%	(1.18)%	(.93)%	(.90)%
Supplemental Data
Net assets, end of period (in millions)	$40	$50	$73	$81	$96	$196
Portfolio turnover rate I	24% H	47%	41%	47%	56%	74%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Small Cap Fund Class I

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$30.56	$38.84	$29.34	$27.09	$26.89	$31.84
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.05)	(.10)	(.02)	.03	.04
Net realized and unrealized gain (loss)	(1.45)	(4.63)	10.33	3.20	2.91	(1.42)
Total from investment operations	(1.49)	(4.68)	10.23	3.18	2.94	(1.38)
Distributions from net realized gain	(1.29)	(3.60)	(.73)	(.93)	(2.74)	(3.57)
Total distributions	(1.29)	(3.60)	(.73)	(.93)	(2.74)	(3.57)
Net asset value, end of period	$27.78	$30.56	$38.84	$29.34	$27.09	$26.89
Total Return C,D	(4.87)%	(13.61)%	35.57%	12.07%	14.26%	(4.93)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.11% G	1.08%	.97%	.96%	.72%	.71%
Expenses net of fee waivers, if any	1.10% G	1.07%	.96%	.95%	.72%	.71%
Expenses net of all reductions	1.10% G	1.07%	.96%	.95%	.72%	.70%
Net investment income (loss)	(.28)% G	(.15)%	(.27)%	(.09)%	.14%	.12%
Supplemental Data
Net assets, end of period (in millions)	$414	$456	$519	$378	$434	$604
Portfolio turnover rate H	24% G	47%	41%	47%	56%	74%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Small Cap Fund Class Z

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$30.74	$39.04	$29.45	$27.15	$26.90	$31.81
Income from Investment Operations
Net investment income (loss) A,B	(.02)	-	(.05)	.01	.07	.08
Net realized and unrealized gain (loss)	(1.46)	(4.65)	10.37	3.22	2.92	(1.42)
Total from investment operations	(1.48)	(4.65)	10.32	3.23	2.99	(1.34)
Distributions from net realized gain	(1.29)	(3.65)	(.73)	(.93)	(2.74)	(3.57)
Total distributions	(1.29)	(3.65)	(.73)	(.93)	(2.74)	(3.57)
Net asset value, end of period	$27.97	$30.74	$39.04	$29.45	$27.15	$26.90
Total Return C,D	(4.80)%	(13.47)%	35.75%	12.23%	14.46%	(4.80)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.96% G	.93%	.83%	.81%	.57%	.56%
Expenses net of fee waivers, if any	.96% G	.93%	.83%	.81%	.57%	.56%
Expenses net of all reductions	.96% G	.93%	.83%	.80%	.57%	.55%
Net investment income (loss)	(.14)% G	-%	(.14)%	.05%	.29%	.28%
Supplemental Data
Net assets, end of period (in millions)	$262	$254	$117	$79	$117	$71
Portfolio turnover rate H	24% G	47%	41%	47%	56%	74%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1 . Organization.
Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   passive foreign investment companies (PFIC), net operating losses and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$410,021
Gross unrealized depreciation	(196,963)
Net unrealized appreciation (depreciation)	$213,058
Tax cost	$1,614,684

The Fund elected to defer to its next fiscal year $7,620 of ordinary losses recognized during the period January 1, 2022 to November 30, 2022.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Small Cap Fund	221,604	254,542
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$821	$13
Class M	.25%	.25%	1,152	12
Class C	.75%	.25%	228	17
			$2,201	$42

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$74
Class M	5
Class C A	5
$84

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$633.19
Class M	413.18
Class C	60.27
Class I	413.19
Class Z	46.04
	$1,565
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Small Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Small Cap Fund	$ 7

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds.   Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Small Cap Fund	Borrower	$9,474	4.69%	$17

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Small Cap Fund	15,982	19,699	(2,558)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Small Cap Fund	$2

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Small Cap Fund	$25	$- A	$-

A   In the amount of less than five hundred dollars
8. Expense Reductions.
During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$2

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $42.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Small Cap Fund
Distributions to shareholders
Class A	$32,548	$85,485
Class M	25,778	68,964
Class C	3,770	10,451
Class I	19,157	48,341
Class Z	8,157	11,418
Total	$89,410	$224,659

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Small Cap Fund
Class A
Shares sold	1,124	2,491	$28,331	$68,027
Reinvestment of distributions	1,301	2,567	31,291	82,352
Shares redeemed	(2,058)	(4,082)	(51,852)	(111,179)
Net increase (decrease)	367	976	$7,770	$39,200
Class M
Shares sold	849	2,126	$18,962	$52,266
Reinvestment of distributions	1,201	2,378	25,473	67,891
Shares redeemed	(1,849)	(4,400)	(41,233)	(106,286)
Net increase (decrease)	201	104	$3,202	$13,871
Class C
Shares sold	166	392	$2,615	$6,792
Reinvestment of distributions	251	503	3,733	10,385
Shares redeemed	(672)	(1,082)	(10,403)	(18,975)
Net increase (decrease)	(255)	(187)	$(4,055)	$(1,798)
Class I
Shares sold	1,484	5,582	$43,360	$181,303
Reinvestment of distributions	656	1,244	18,199	45,641
Shares redeemed	(2,130)	(5,276)	(61,752)	(159,279)
Net increase (decrease)	10	1,550	$(193)	$67,665
Class Z
Shares sold	3,779	8,202	$108,451	$253,540
Reinvestment of distributions	273	267	7,632	9,831
Shares redeemed	(2,944)	(3,209)	(87,966)	(92,852)
Net increase (decrease)	1,108	5,260	$28,117	$170,519

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity Advisor® Small Cap Fund
Class A	1.36%
Actual		$ 1,000	$ 949.80	$ 6.61
Hypothetical- B		$ 1,000	$ 1,018.15	$ 6.84
Class M	1.60%
Actual		$ 1,000	$ 948.90	$ 7.77
Hypothetical- B		$ 1,000	$ 1,016.95	$ 8.05
Class C	2.18%
Actual		$ 1,000	$ 946.40	$ 10.58
Hypothetical- B		$ 1,000	$ 1,014.06	$ 10.95
Class I	1.10%
Actual		$ 1,000	$ 951.30	$ 5.35
Hypothetical- B		$ 1,000	$ 1,019.45	$ 5.54
Class Z	.96%
Actual		$ 1,000	$ 952.00	$ 4.67
Hypothetical- B		$ 1,000	$ 1,020.14	$ 4.84

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Small Cap Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board),voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, andthat the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investmentperformance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.721218.124
ASCF-SANN-0723
Fidelity Advisor® Growth Opportunities Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	10.0
NVIDIA Corp.	7.3
Alphabet, Inc. Class C	5.1
Amazon.com, Inc.	4.6
T-Mobile U.S., Inc.	3.3
Meta Platforms, Inc. Class A	2.8
Uber Technologies, Inc.	2.6
Apple, Inc.	2.4
Advanced Micro Devices, Inc.	2.3
onsemi	2.1
42.5

Market Sectors (% of Fund's net assets)

Information Technology	44.3
Communication Services	17.3
Financials	9.8
Health Care	9.5
Consumer Discretionary	8.2
Industrials	5.0
Energy	3.0
Utilities	2.1
Consumer Staples	0.3
Materials	0.2

Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 17.0%
Entertainment - 2.1%
Netflix, Inc. (a)	177,800	70,272
Roku, Inc. Class A (a)	2,900,020	168,781
Sea Ltd. ADR (a)	1,536,284	88,198
		327,251
Interactive Media & Services - 10.9%
Alphabet, Inc.:
Class A (a)	2,467,360	303,165
Class C (a)	6,486,780	800,274
Epic Games, Inc. (a)(b)(c)	56,200	39,563
Meta Platforms, Inc. Class A (a)	1,658,885	439,140
Snap, Inc. Class A (a)	4,698,300	47,923
Zoominfo Technologies, Inc. (a)	3,481,300	86,093
		1,716,158
Media - 0.7%
Innovid Corp. (a)	1,017,722	1,262
Magnite, Inc. (a)(d)	6,107,231	72,554
TechTarget, Inc. (a)	992,627	34,484
The Trade Desk, Inc. (a)	118,610	8,312
		116,612
Wireless Telecommunication Services - 3.3%
T-Mobile U.S., Inc. (a)	3,723,125	510,999
TOTAL COMMUNICATION SERVICES		2,671,020
CONSUMER DISCRETIONARY - 8.0%
Automobile Components - 0.1%
Aptiv PLC (a)	173,800	15,308
Automobiles - 0.5%
Neutron Holdings, Inc. (a)(b)(c)	474,927	12
Rad Power Bikes, Inc. (a)(b)(c)	382,384	803
Rivian Automotive, Inc. (a)	1,322,800	19,485
Tesla, Inc. (a)	290,440	59,229
		79,529
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	5,989,340	722,195
Hotels, Restaurants & Leisure - 0.4%
Domino's Pizza, Inc.	4,400	1,275
Doordash, Inc. (a)(d)	918,400	59,962
Sonder Holdings, Inc.:
rights (a)(c)	15,488	0
rights (a)(c)	15,489	1
rights (a)(c)	15,488	1
rights (a)(c)	15,488	1
rights (a)(c)	15,488	0
rights (a)(c)	15,488	0
		61,240
Household Durables - 0.1%
D.R. Horton, Inc.	13,500	1,442
Lennar Corp. Class A	19,600	2,100
Tempur Sealy International, Inc.	218,600	7,791
		11,333
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(d)	536,600	3,906
Specialty Retail - 1.8%
Auto1 Group SE (a)(e)	7,679,945	65,870
Carvana Co. Class A (a)(d)	1,909,300	24,668
Cazoo Group Ltd. Class A (a)(d)	622,670	822
Floor & Decor Holdings, Inc. Class A (a)(d)	1,243,700	113,562
Lowe's Companies, Inc.	343,400	69,068
Wayfair LLC Class A (a)	433,529	17,480
		291,470
Textiles, Apparel & Luxury Goods - 0.5%
Bombas LLC (a)(b)(c)	5,086,874	15,311
Compagnie Financiere Richemont SA Series A	114,210	18,184
lululemon athletica, Inc. (a)	133,710	44,382
		77,877
TOTAL CONSUMER DISCRETIONARY		1,262,858
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	56,900	19,204
Celsius Holdings, Inc. (a)	15,100	1,896
		21,100
Food Products - 0.0%
Local Bounti Corp. (a)(d)	3,652,755	1,607
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(c)	2,772	26
TOTAL CONSUMER STAPLES		22,733
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (a)	5,058,747	103,249
Canadian Natural Resources Ltd.	1,185,300	63,853
Cenovus Energy, Inc. (Canada)	2,022,400	32,314
Cheniere Energy, Inc.	87,500	12,230
Denbury, Inc. (a)	46,600	4,202
Exxon Mobil Corp.	350,200	35,783
Hess Corp.	561,545	71,131
Occidental Petroleum Corp.	44,300	2,554
Ovintiv, Inc.	2,239,900	74,073
Tourmaline Oil Corp. (d)	1,721,800	71,979
		471,368
FINANCIALS - 9.5%
Banks - 0.7%
NatWest Group PLC	15,778,700	51,126
Starling Bank Ltd. Series D (a)(b)(c)	6,988,700	26,255
UniCredit SpA	1,748,300	33,711
		111,092
Capital Markets - 0.7%
Coinbase Global, Inc. (a)(d)	146,700	9,125
LPL Financial	532,100	103,642
		112,767
Financial Services - 8.1%
Adyen BV (a)(e)	15,600	25,550
Apollo Global Management, Inc.	224,500	15,008
Block, Inc. Class A (a)	4,638,500	280,119
Dlocal Ltd. (a)	5,981,317	69,623
Fiserv, Inc. (a)	864,600	96,999
FleetCor Technologies, Inc. (a)	13,400	3,036
Global Payments, Inc.	851,300	83,163
Marqeta, Inc. Class A (a)	17,291,952	82,828
MasterCard, Inc. Class A	313,112	114,292
Nuvei Corp. (Canada) (a)(e)	4,948,874	155,265
Payoneer Global, Inc. (a)(b)	442,000	1,834
Rapyd Financial Network 2016 Ltd. (a)(b)(c)	340,545	25,296
Repay Holdings Corp. (a)(f)	6,078,427	38,476
Shift4 Payments, Inc. (a)(d)	847,300	53,143
Visa, Inc. Class A	991,361	219,121
		1,263,753
TOTAL FINANCIALS		1,487,612
HEALTH CARE - 9.4%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	154,835	28,646
ALX Oncology Holdings, Inc. (a)	653,300	4,358
Arcutis Biotherapeutics, Inc. (a)	235,100	1,766
Argenx SE ADR (a)	142,699	55,467
Ascendis Pharma A/S sponsored ADR (a)	67,662	5,885
Blueprint Medicines Corp. (a)	89,800	5,075
Celldex Therapeutics, Inc. (a)	804,000	25,567
Cytokinetics, Inc. (a)	1,015,500	38,274
Gilead Sciences, Inc.	36,800	2,831
Icosavax, Inc. (a)	1,734,129	17,411
Keros Therapeutics, Inc. (a)	277,800	13,296
Moderna, Inc. (a)	8,200	1,047
Morphic Holding, Inc. (a)	208,036	11,962
Nuvalent, Inc. Class A (a)	283,376	11,930
PTC Therapeutics, Inc. (a)	58,900	2,472
Vaxcyte, Inc. (a)	1,088,743	53,915
Verve Therapeutics, Inc. (a)(d)	217,300	3,364
Zentalis Pharmaceuticals, Inc. (a)	686,100	17,866
		301,132
Health Care Equipment & Supplies - 2.1%
Blink Health LLC Series A1 (a)(b)(c)	56,119	2,688
Boston Scientific Corp. (a)	2,929,274	150,799
Insulet Corp. (a)	113,310	31,075
Penumbra, Inc. (a)	218,763	67,235
TransMedics Group, Inc. (a)	975,756	70,898
		322,695
Health Care Providers & Services - 4.4%
agilon health, Inc. (a)(d)	6,891,753	137,008
Alignment Healthcare, Inc. (a)	986,100	5,788
Centene Corp. (a)	2,545,244	158,849
Humana, Inc.	303,160	152,147
P3 Health Partners, Inc. Class A (a)	1,631,654	6,608
The Oncology Institute, Inc. (a)	775,267	331
UnitedHealth Group, Inc.	489,367	238,439
		699,170
Life Sciences Tools & Services - 0.6%
Danaher Corp.	223,100	51,228
Thermo Fisher Scientific, Inc.	78,900	40,117
		91,345
Pharmaceuticals - 0.4%
Eli Lilly & Co.	153,200	65,793
TOTAL HEALTH CARE		1,480,135
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	124,700	55,368
Space Exploration Technologies Corp. Class A (a)(b)(c)	85,000	6,545
The Boeing Co. (a)	354,200	72,859
		134,772
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)(d)	2,833,900	48,290
Electrical Equipment - 0.1%
Bloom Energy Corp. Class A (a)(d)	627,400	8,608
Eaton Corp. PLC	8,700	1,530
Nextracker, Inc. Class A (d)	59,400	2,272
Sunrun, Inc. (a)	88,600	1,563
		13,973
Ground Transportation - 2.9%
Bird Global, Inc.:
Stage 1 rights (a)(c)	106,001	0
Stage 2 rights (a)(c)	106,001	0
Stage 3 rights (a)(c)	106,001	0
Lyft, Inc. (a)	6,189,102	55,826
Uber Technologies, Inc. (a)	10,679,981	405,092
		460,918
Professional Services - 0.1%
FTI Consulting, Inc. (a)	17,900	3,365
Paycom Software, Inc.	24,200	6,779
		10,144
TOTAL INDUSTRIALS		668,097
INFORMATION TECHNOLOGY - 43.1%
Communications Equipment - 0.2%
Lumentum Holdings, Inc. (a)	510,800	27,021
Electronic Equipment, Instruments & Components - 2.7%
Coherent Corp. (a)	556,200	20,557
Flex Ltd. (a)	12,041,899	305,744
Jabil, Inc.	1,100,900	98,553
		424,854
IT Services - 2.9%
Cloudflare, Inc. (a)	911,800	63,060
EPAM Systems, Inc. (a)	651,237	167,120
Globant SA (a)	141,600	26,027
MongoDB, Inc. Class A (a)	395,600	116,223
Okta, Inc. (a)	120,000	10,908
Shopify, Inc. Class A (a)	120,000	6,863
Snowflake, Inc. (a)	45,000	7,441
Twilio, Inc. Class A (a)	873,500	60,813
		458,455
Semiconductors & Semiconductor Equipment - 17.7%
Advanced Micro Devices, Inc. (a)	2,995,100	354,051
Applied Materials, Inc.	926,801	123,543
Enphase Energy, Inc. (a)	54,000	9,390
GlobalFoundries, Inc. (a)	1,198,800	69,926
Impinj, Inc. (a)	84,800	8,678
Lam Research Corp.	112,576	69,426
Lattice Semiconductor Corp. (a)	90,400	7,350
Marvell Technology, Inc.	4,326,679	253,067
Monolithic Power Systems, Inc.	6,000	2,939
NVIDIA Corp.	3,017,372	1,141,593
NXP Semiconductors NV	1,493,575	267,499
onsemi (a)	3,923,061	327,968
Rambus, Inc. (a)	535,800	34,270
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,137,600	112,156
		2,781,856
Software - 17.1%
Adobe, Inc. (a)	33,900	14,163
Bill Holdings, Inc. (a)	643,100	66,612
Confluent, Inc. (a)(d)	1,735,500	55,085
Convoy, Inc. warrants (a)(b)(c)	68,035	169
Datadog, Inc. Class A (a)	858,700	81,499
DoubleVerify Holdings, Inc. (a)	1,697,945	59,207
Dynatrace, Inc. (a)	2,820,064	143,795
Elastic NV (a)	875,340	63,742
Five9, Inc. (a)	752,600	49,754
HubSpot, Inc. (a)	163,749	84,820
Intapp, Inc. (a)	1,473,769	62,296
Intuit, Inc.	173,408	72,679
Microsoft Corp.	4,773,215	1,567,477
Oracle Corp.	1,130,200	119,733
Palo Alto Networks, Inc. (a)	64,400	13,742
Pine Labs Private Ltd. (a)(b)(c)	16,636	8,319
Salesforce, Inc. (a)	374,938	83,754
SentinelOne, Inc. (a)	284,300	6,078
ServiceNow, Inc. (a)	212,258	115,634
Stripe, Inc. Class B (a)(b)(c)	73,500	1,480
Viant Technology, Inc. (a)	950,154	4,371
Zscaler, Inc. (a)	44,500	6,029
		2,680,438
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	2,063,560	365,766
Pure Storage, Inc. Class A (a)	706,600	20,343
		386,109
TOTAL INFORMATION TECHNOLOGY		6,758,733
UTILITIES - 2.1%
Electric Utilities - 1.5%
Constellation Energy Corp.	475,233	39,929
ORSTED A/S (e)	666,156	58,329
PG&E Corp. (a)	8,184,000	138,637
		236,895
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	1,468,300	87,981
TOTAL UTILITIES		324,876
TOTAL COMMON STOCKS (Cost $10,377,523)		15,147,432

Preferred Stocks - 3.0%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.3%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd. Series E1 (a)(b)(c)	116,411	24,701
Reddit, Inc. Series F (a)(b)(c)	793,873	26,761
		51,462
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	49,852	105
Series C(a)(b)(c)	196,163	412
Series D(a)(b)(c)	415,700	873
		1,390
Broadline Retail - 0.1%
Meesho Series F (a)(b)(c)	243,800	16,876

TOTAL CONSUMER DISCRETIONARY		18,266

CONSUMER STAPLES - 0.2%
Consumer Staples Distribution & Retail - 0.1%
GoBrands, Inc. Series G (a)(b)(c)	70,400	6,060
Instacart, Inc.:
Series H(a)(b)(c)	267,054	10,936
Series I(a)(b)(c)	90,554	3,708
		20,704
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	404,785	3,773

Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(b)(c)	566,439	5,353
Series D(a)(b)(c)	3,671	35
		5,388
TOTAL CONSUMER STAPLES		29,865

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (b)(c)	155,650	3,815

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	234,164	11,214

Health Care Technology - 0.0%
Aledade, Inc. Series E1 (b)(c)	153,312	7,684

TOTAL HEALTH CARE		18,898

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.5%
Relativity Space, Inc. Series E (a)(b)(c)	1,068,417	18,345
Space Exploration Technologies Corp.:
Series I(a)(b)(c)	16,438	12,657
Series N(a)(b)(c)	51,400	39,578
		70,580
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(b)(c)	441,839	36,248

TOTAL INDUSTRIALS		106,828

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	380,829	4,974
Enevate Corp. Series E (a)(b)(c)	7,873,996	4,567
		9,541
IT Services - 0.0%
Yanka Industries, Inc.:
Series E(a)(b)(c)	341,047	2,544
Series F(a)(b)(c)	380,955	2,842
		5,386
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(a)(b)(c)	339,534	3,779
Series F2(a)(b)(c)	179,288	1,995
SiMa.ai:
Series B(a)(b)(c)	1,198,500	7,179
Series B1(a)(b)(c)	171,099	1,210
Xsight Labs Ltd. Series D (a)(b)(c)	501,100	3,518
		17,681
Software - 0.5%
Bolt Technology OU Series E (a)(b)(c)	290,611	37,562
Convoy, Inc. Series D (a)(b)(c)	1,038,289	5,856
Databricks, Inc.:
Series G(a)(b)(c)	181,200	8,747
Series H(a)(b)(c)	32,352	1,562
Mountain Digital, Inc. Series D (a)(b)(c)	896,466	12,515
Skyryse, Inc. Series B (a)(b)(c)	244,100	5,138
Stripe, Inc. Series H (a)(b)(c)	165,183	3,325
Tenstorrent, Inc. Series C1 (a)(b)(c)	32,900	1,857
		76,562
TOTAL INFORMATION TECHNOLOGY		109,170

MATERIALS - 0.2%
Metals & Mining - 0.2%
Diamond Foundry, Inc. Series C (a)(b)(c)	674,317	23,918

TOTAL CONVERTIBLE PREFERRED STOCKS		362,222
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	6,477,300	166
Waymo LLC Series A2 (a)(b)(c)	47,838	2,205
		2,371
FINANCIALS - 0.3%
Financial Services - 0.3%
Circle Internet Financial Ltd. Series E (a)(b)(c)	1,497,818	36,712
Thriveworks TopCo LLC Series B (a)(b)(c)(g)	764,320	11,465
		48,177
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
Gupshup, Inc. (a)(b)(c)	509,400	7,295

Software - 0.3%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	39,764	19,884
Series A(a)(b)(c)	9,936	4,968
Series B(a)(b)(c)	10,808	5,404
Series B2(a)(b)(c)	8,745	4,373
Series C(a)(b)(c)	16,265	8,133
Series C1(a)(b)(c)	3,427	1,714
Series D(a)(b)(c)	3,667	1,834
		46,310
TOTAL INFORMATION TECHNOLOGY		53,605

TOTAL NONCONVERTIBLE PREFERRED STOCKS		104,153
TOTAL PREFERRED STOCKS (Cost $552,011)		466,375

Convertible Bonds - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	843	868
4% 6/12/27 (b)(c)	232	239
4.5% 10/27/25 (b)(c)(i)	13,144	12,982
		14,089
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	453	464
TOTAL CONVERTIBLE BONDS (Cost $14,672)		14,553

Preferred Securities - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (b)(c)(j)	7,958	9,823
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(j)	1,830	1,737
TOTAL PREFERRED SECURITIES (Cost $9,788)		11,560

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (k)	50,319,001	50,329
Fidelity Securities Lending Cash Central Fund 5.14% (k)(l)	170,025,885	170,043
TOTAL MONEY MARKET FUNDS (Cost $220,372)		220,372

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $11,174,366)	15,860,292
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(170,804)
NET ASSETS - 100.0%	15,689,488

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $620,789,000 or 4.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $305,014,000 or 1.9% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aledade, Inc. Series E1	5/20/22	7,637

Beta Technologies, Inc. Series A	4/09/21	32,374

Blink Health LLC Series A1	12/30/20	1,520

Blink Health LLC Series C	11/07/19 - 7/14/21	8,939

Bolt Technology OU Series E	1/03/22	75,500

Bombas LLC	2/16/21 - 11/12/21	24,316

Bowery Farming, Inc. Series C1	5/18/21	24,388

ByteDance Ltd. Series E1	11/18/20	12,756

CelLink Corp. Series D	1/20/22	7,930

Circle Internet Financial Ltd. Series E	5/11/21	24,310

Circle Internet Financial Ltd. Series F	5/09/22	6,559

Convoy, Inc. Series D	10/30/19	14,058

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	453

Databricks, Inc. Series G	2/01/21	10,713

Databricks, Inc. Series H	8/31/21	2,377

Diamond Foundry, Inc. Series C	3/15/21	16,184

Enevate Corp. Series E	1/29/21	8,730

Epic Games, Inc.	7/13/20 - 3/29/21	45,615

GaN Systems, Inc. Series F1	11/30/21	2,879

GaN Systems, Inc. Series F2	11/30/21	1,520

GaN Systems, Inc. 0%	11/30/21	7,958

GoBrands, Inc. Series G	3/02/21	17,580

Gupshup, Inc.	6/08/21	11,648

Instacart, Inc. Series H	11/13/20	16,023

Instacart, Inc. Series I	2/26/21	11,319

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Meesho Series F	9/21/21	18,693

Mountain Digital, Inc. Series D	11/05/21	20,588

Neutron Holdings, Inc.	2/04/21	5

Neutron Holdings, Inc. Series 1C	7/03/18	1,184

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	843

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	232

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	13,145

Payoneer Global, Inc.	2/03/21	4,420

Pine Labs Private Ltd.	6/30/21	6,203

Pine Labs Private Ltd. Series 1	6/30/21	14,826

Pine Labs Private Ltd. Series A	6/30/21	3,705

Pine Labs Private Ltd. Series B	6/30/21	4,030

Pine Labs Private Ltd. Series B2	6/30/21	3,261

Pine Labs Private Ltd. Series C	6/30/21	6,065

Pine Labs Private Ltd. Series C1	6/30/21	1,278

Pine Labs Private Ltd. Series D	6/30/21	1,367

Rad Power Bikes, Inc.	1/21/21	1,845

Rad Power Bikes, Inc. Series A	1/21/21	240

Rad Power Bikes, Inc. Series C	1/21/21	946

Rad Power Bikes, Inc. Series D	9/17/21	3,984

Rapyd Financial Network 2016 Ltd.	3/30/21	25,000

Reddit, Inc. Series F	8/11/21	49,057

Relativity Space, Inc. Series E	5/27/21	24,397

SiMa.ai Series B	5/10/21	6,145

SiMa.ai Series B1	4/25/22 - 10/17/22	1,213

Skyryse, Inc. Series B	10/21/21	6,024

Space Exploration Technologies Corp. Class A	2/16/21	3,570

Space Exploration Technologies Corp. Series I	4/05/18	2,778

Space Exploration Technologies Corp. Series N	8/04/20	13,878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,359

Stripe, Inc. Class B	5/18/21	2,949

Stripe, Inc. Series H	3/15/21 - 5/25/23	6,628

Tenstorrent, Inc. Series C1	4/23/21	1,956

Tenstorrent, Inc. 0%	4/23/21	1,830

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	21,938

Waymo LLC Series A2	5/08/20	4,108

Xsight Labs Ltd. Series D	2/16/21	4,007

Yanka Industries, Inc. Series E	5/15/20	4,120

Yanka Industries, Inc. Series F	4/08/21	12,144

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	4,561	1,073,310	1,027,542	607	-	-	50,329	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	168,941	936,632	935,530	1,018	-	-	170,043	0.6%
Total	173,502	2,009,942	1,963,072	1,625	-	-	220,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
P3 Health Partners, Inc.	9,715	-	-	-	-	10,610	-
P3 Health Partners, Inc. Class A	-	-	417	-	(3,592)	(9,708)	-
Repay Holdings Corp.	46,202	5,417	-	-	-	(13,143)	38,476
Total	55,917	5,417	417	-	(3,592)	(12,241)	38,476

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,722,482	2,631,457	-	91,025
Consumer Discretionary	1,283,495	1,228,545	18,184	36,766
Consumer Staples	52,598	22,707	-	29,891
Energy	471,368	471,368	-	-
Financials	1,539,604	1,325,674	110,387	103,543
Health Care	1,499,033	1,477,447	-	21,586
Industrials	774,925	661,552	-	113,373
Information Technology	6,921,508	6,748,765	-	172,743
Materials	23,918	-	-	23,918
Utilities	324,876	324,876	-	-

Corporate Bonds	14,553	-	-	14,553

Preferred Securities	11,560	-	-	11,560

Money Market Funds	220,372	220,372	-	-
Total Investments in Securities:	15,860,292	15,112,763	128,571	618,958

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Information Technology
Beginning Balance	$172,585
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(5,238)
Cost of Purchases	5,396
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$172,743
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$(5,238)
Other Investments in Securities
Beginning Balance	$426,514
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(59,389)
Cost of Purchases	1,210
Proceeds of Sales	(3,352)
Amortization/Accretion	-
Transfers into Level 3	81,232
Transfers out of Level 3	-
Ending Balance	$446,215
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$(59,588)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $161,518) - See accompanying schedule:
Unaffiliated issuers (cost $10,859,418)	$15,601,444
Fidelity Central Funds (cost $220,372)	220,372
Other affiliated issuers (cost $94,576)	38,476

Total Investment in Securities (cost $11,174,366)		$15,860,292
Cash		11
Foreign currency held at value (cost $7)		17
Receivable for investments sold		65,793
Receivable for fund shares sold		12,647
Dividends receivable		7,553
Interest receivable		195
Distributions receivable from Fidelity Central Funds		321
Prepaid expenses		3
Other receivables		392
Total assets		15,947,224
Liabilities
Payable for investments purchased	$61,122
Payable for fund shares redeemed	18,945
Accrued management fee	3,440
Distribution and service plan fees payable	2,202
Other affiliated payables	1,911
Other payables and accrued expenses	92
Collateral on securities loaned	170,024
Total Liabilities		257,736
Net Assets		$15,689,488
Net Assets consist of:
Paid in capital		$13,240,304
Total accumulated earnings (loss)		2,449,184
Net Assets		$15,689,488

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,986,930 ÷ 27,565 shares) (a)		$108.36
Maximum offering price per share (100/94.25 of $108.36)		$114.97
Class M :
Net Asset Value and redemption price per share ($2,308,882 ÷ 21,665 shares) (a)		$106.57
Maximum offering price per share (100/96.50 of $106.57)		$110.44
Class C :
Net Asset Value and offering price per share ($861,173 ÷ 9,869 shares) (a)		$87.26
Class I :
Net Asset Value , offering price and redemption price per share ($7,041,174 ÷ 58,663 shares)		$120.03
Class Z :
Net Asset Value , offering price and redemption price per share ($2,491,329 ÷ 20,480 shares)		$121.65
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$34,408
Interest		555
Income from Fidelity Central Funds (including $1,018 from security lending)		1,625
Total Income		36,588
Expenses
Management fee
Basic fee	$37,791
Performance adjustment	(17,336)
Transfer agent fees	10,604
Distribution and service plan fees	12,639
Accounting fees	672
Custodian fees and expenses	76
Independent trustees' fees and expenses	49
Registration fees	174
Audit	64
Legal	9
Interest	208
Miscellaneous	43
Total expenses before reductions	44,993
Expense reductions	(329)
Total expenses after reductions		44,664
Net Investment income (loss)		(8,076)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,296)	(175,467)
Redemptions in-kind	9,166
Affiliated issuers	(3,592)
Foreign currency transactions	(283)
Total net realized gain (loss)		(170,176)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,285)	1,835,064
Affiliated issuers	(12,241)
Unfunded commitments	1,118
Assets and liabilities in foreign currencies	41
Total change in net unrealized appreciation (depreciation)		1,823,982
Net gain (loss)		1,653,806
Net increase (decrease) in net assets resulting from operations		$1,645,730
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,076)	$(44,246)
Net realized gain (loss)	(170,176)	(1,922,226)
Change in net unrealized appreciation (depreciation)	1,823,982	(6,288,294)
Net increase (decrease) in net assets resulting from operations	1,645,730	(8,254,766)
Distributions to shareholders	-	(2,251,740)
Share transactions - net increase (decrease)	(872,202)	(103,196)
Total increase (decrease) in net assets	773,528	(10,609,702)

Net Assets
Beginning of period	14,915,960	25,525,662
End of period	$15,689,488	$14,915,960

Financial Highlights
Fidelity Advisor® Growth Opportunities Fund Class A

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$96.87	$159.95	$141.06	$90.00	$76.87	$68.76
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.38)	(1.06)	(.56)	(.18) C	(.25)
Net realized and unrealized gain (loss)	11.59	(48.08)	27.68	55.26	21.21	13.33
Total from investment operations	11.49	(48.46)	26.62	54.70	21.03	13.08
Distributions from net realized gain	-	(14.62)	(7.73)	(3.64)	(7.90)	(4.97)
Total distributions	-	(14.62)	(7.73)	(3.64)	(7.90)	(4.97)
Net asset value, end of period	$108.36	$96.87	$159.95	$141.06	$90.00	$76.87
Total Return D,E,F	11.86%	(33.31)%	19.60%	63.12%	31.29%	20.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.89%	1.04%	1.06%	1.11%	1.05%
Expenses net of fee waivers, if any	.72% I	.89%	1.04%	1.06%	1.11%	1.05%
Expenses net of all reductions	.72% I	.89%	1.04%	1.06%	1.10%	1.05%
Net investment income (loss)	(.21)% I	(.35)%	(.68)%	(.52)%	(.22)% C	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$2,987	$2,749	$4,184	$3,037	$1,349	$673
Portfolio turnover rate J	57% I,K	75%	66%	47%	37% K	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.42)%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Growth Opportunities Fund Class M

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$95.39	$157.62	$139.13	$89.03	$76.28	$68.27
Income from Investment Operations
Net investment income (loss) A,B	(.21)	(.64)	(1.41)	(.79)	(.37) C	(.41)
Net realized and unrealized gain (loss)	11.39	(47.42)	27.31	54.53	21.02	13.24
Total from investment operations	11.18	(48.06)	25.90	53.74	20.65	12.83
Distributions from net realized gain	-	(14.17)	(7.41)	(3.64)	(7.90)	(4.82)
Total distributions	-	(14.17)	(7.41)	(3.64)	(7.90)	(4.82)
Net asset value, end of period	$106.57	$95.39	$157.62	$139.13	$89.03	$76.28
Total Return D,E,F	11.72%	(33.47)%	19.31%	62.71%	31.01%	20.07%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.96% I	1.13%	1.28%	1.30%	1.34%	1.28%
Expenses net of fee waivers, if any	.96% I	1.13%	1.28%	1.30%	1.34%	1.28%
Expenses net of all reductions	.96% I	1.13%	1.28%	1.30%	1.34%	1.28%
Net investment income (loss)	(.45)% I	(.59)%	(.93)%	(.76)%	(.46)% C	(.57)%
Supplemental Data
Net assets, end of period (in millions)	$2,309	$2,136	$3,481	$3,153	$2,094	$1,671
Portfolio turnover rate J	57% I,K	75%	66%	47%	37% K	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.65)%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Growth Opportunities Fund Class C

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$78.30	$132.10	$118.14	$76.50	$67.03	$60.60
Income from Investment Operations
Net investment income (loss) A,B	(.38)	(.99)	(1.85)	(1.15)	(.67) C	(.70)
Net realized and unrealized gain (loss)	9.34	(39.09)	23.04	46.43	18.04	11.68
Total from investment operations	8.96	(40.08)	21.19	45.28	17.37	10.98
Distributions from net realized gain	-	(13.72)	(7.23)	(3.64)	(7.90)	(4.55)
Total distributions	-	(13.72)	(7.23)	(3.64)	(7.90)	(4.55)
Net asset value, end of period	$87.26	$78.30	$132.10	$118.14	$76.50	$67.03
Total Return D,E,F	11.44%	(33.81)%	18.70%	61.89%	30.31%	19.44%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.48% I	1.65%	1.80%	1.81%	1.86%	1.81%
Expenses net of fee waivers, if any	1.47% I	1.64%	1.80%	1.81%	1.86%	1.81%
Expenses net of all reductions	1.47% I	1.64%	1.80%	1.81%	1.86%	1.80%
Net investment income (loss)	(.96)% I	(1.10)%	(1.44)%	(1.27)%	(.98)% C	(1.09)%
Supplemental Data
Net assets, end of period (in millions)	$861	$828	$1,413	$1,159	$483	$244
Portfolio turnover rate J	57% I,K	75%	66%	47%	37% K	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.17)%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Growth Opportunities Fund Class I

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$107.16	$175.33	$153.77	$97.56	$82.42	$73.38
Income from Investment Operations
Net investment income (loss) A,B	.02	(.12)	(.74)	(.31)	.03 C	(.05)
Net realized and unrealized gain (loss)	12.85	(53.08)	30.27	60.16	23.01	14.25
Total from investment operations	12.87	(53.20)	29.53	59.85	23.04	14.20
Distributions from net realized gain	-	(14.97)	(7.97)	(3.64)	(7.90)	(5.16)
Total distributions	-	(14.97)	(7.97)	(3.64)	(7.90)	(5.16)
Net asset value, end of period	$120.03	$107.16	$175.33	$153.77	$97.56	$82.42
Total Return D,E	12.01%	(33.15)%	19.90%	63.52%	31.66%	20.67%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.64%	.79%	.80%	.84%	.78%
Expenses net of fee waivers, if any	.47% H	.64%	.79%	.80%	.84%	.78%
Expenses net of all reductions	.47% H	.64%	.79%	.80%	.84%	.78%
Net investment income (loss)	.04% H	(.10)%	(.43)%	(.26)%	.04% C	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$7,041	$6,873	$12,620	$8,282	$2,819	$850
Portfolio turnover rate I	57% H,J	75%	66%	47%	37% J	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.15)%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Growth Opportunities Fund Class Z

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$108.54	$177.37	$155.40	$98.44	$83.00	$73.88
Income from Investment Operations
Net investment income (loss) A,B	.09	.03	(.54)	(.17)	.14 C	.04
Net realized and unrealized gain (loss)	13.02	(53.71)	30.58	60.77	23.20	14.35
Total from investment operations	13.11	(53.68)	30.04	60.60	23.34	14.39
Distributions from net investment income	-	-	-	-	-	(.05)
Distributions from net realized gain	-	(15.15)	(8.07)	(3.64)	(7.90)	(5.22)
Total distributions	-	(15.15)	(8.07)	(3.64)	(7.90)	(5.27)
Net asset value, end of period	$121.65	$108.54	$177.37	$155.40	$98.44	$83.00
Total Return D,E	12.08%	(33.06)%	20.04%	63.72%	31.81%	20.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34% H	.52%	.67%	.69%	.72%	.66%
Expenses net of fee waivers, if any	.34% H	.51%	.67%	.68%	.72%	.66%
Expenses net of all reductions	.34% H	.51%	.67%	.68%	.72%	.65%
Net investment income (loss)	.17% H	.03%	(.31)%	(.15)%	.16% C	.06%
Supplemental Data
Net assets, end of period (in millions)	$2,491	$2,330	$3,828	$2,826	$1,114	$88
Portfolio turnover rate I	57% H,J	75%	66%	47%	37% J	46%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$592,845	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	13.8 - 15.8 / 15.0	Increase
			Enterprise value/Revenue multiple (EV/R)	1.3 - 25.0 / 7.2	Increase
			Enterprise value/Net income multiple (EV/NI)	15.0	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.0	Increase
			Probability rate	25.0% - 75.0% / 50.0%	Increase
		Recovery value	Recovery value	$0.00 - $0.31 / $0.14	Increase
		Market approach	Transaction price	$1.11 - $91.72 / $19.74	Increase
			Discount rate	15.0% - 52.5% / 38.6%	Decrease
		Discounted cash flow	Weighted average cost of capital (WACC)	29.0%	Decrease
			Exit multiple	1.8	Increase
		Black scholes	Discount rate	3.5% - 4.3% / 4.0%
			Volatility	50.0% - 100.0% / 70.2%	Increase
			Term	2.0 - 5.0 / 3.7	Increase
Corporate Bonds	$14,553	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.3 - 2.5 / 2.5	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 50.0% / 33.3%	Increase
		Black scholes	Discount rate	4.3%	Increase
			Volatility	60.0% - 75.0% / 74.5%	Increase
			Term	0.6 - 2.0 / 0.6	Increase
Preferred Securities	$11,560	Market comparable	Enterprise value/Revenue multiple (EV/R)	5.0	Increase
		Market approach	Transaction price	$59.45	Increase
		Discounted cash flow	Discount rate	20.0%	Decrease
		Black scholes	Discount rate	4.2%	Increase
			Volatility	70.0%	Increase
			Term	2.0	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Growth Opportunities Fund	$11

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,008,499
Gross unrealized depreciation	(1,429,059)
Net unrealized appreciation (depreciation)	$4,579,440
Tax cost	$11,280,852

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,897,510)
Long-term	(-)
Total capital loss carryforward	$(1,897,510)

The Fund elected to defer to its next fiscal year approximately $46,910 of ordinary losses recognized during the period January 1, 2022 to November 30, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor Growth Opportunities Fund	11,465.07

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth Opportunities Fund	4,106,829	5,030,874

5.   Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Growth Opportunities Fund	90	9,166	10,082

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .28% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$3,381	$73
Class M	.25%	.25%	5,272	43
Class C	.75%	.25%	3,986	471
			$12,639	$587

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,481
Class M	70
Class C A	192
$2,743

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 2,296.17
Class M	1,680.16
Class C	698.18
Class I	5,456.17
Class Z	474.04
	$10,604

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Growth Opportunities Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Growth Opportunities Fund	$ 110

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Growth Opportunities Fund	Borrower	$ 19,205	4.65%	$ 208

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Growth Opportunities Fund	208,008	471,506	(49,902)

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Growth Opportunities Fund	$14

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Growth Opportunities Fund	$107	$ 34	$130

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $328.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Growth Opportunities Fund
Distributions to shareholders
Class A	$ -	$383,847
Class M	-	311,608
Class C	-	146,868
Class I	-	1,065,687
Class Z	-	343,730
Total	$-	$2,251,740

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Growth Opportunities Fund
Class A
Shares sold	2,260	7,278	$220,021	$794,992
Reinvestment of distributions	-	2,511	-	362,972
Shares redeemed	(3,075)	(7,570)	(296,064)	(828,468)
Net increase (decrease)	(815)	2,219	$(76,043)	$329,496
Class M
Shares sold	903	2,024	$86,371	$223,304
Reinvestment of distributions	-	2,107	-	300,595
Shares redeemed	(1,633)	(3,818)	(155,379)	(419,272)
Net increase (decrease)	(730)	313	$(69,008)	$104,627
Class C
Shares sold	658	1,830	$51,586	$171,562
Reinvestment of distributions	-	1,177	-	138,522
Shares redeemed	(1,359)	(3,130)	(105,431)	(280,287)
Net increase (decrease)	(701)	(123)	$(53,845)	$29,797
Class I
Shares sold	8,439	25,262	$908,040	$3,147,620
Reinvestment of distributions	-	6,084	-	970,856
Shares redeemed	(13,911)	(39,190)	(1,478,084)	(4,835,461)
Net increase (decrease)	(5,472)	(7,844)	$(570,044)	$(716,985)
Class Z
Shares sold	3,496	10,960	$380,610	$1,437,835
Reinvestment of distributions	-	1,870	-	301,936
Shares redeemed	(4,482)	(12,944)	(483,872)	(1,589,902)
Net increase (decrease)	(986)	(114)	$(103,262)	$149,869

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity Advisor® Growth Opportunities Fund
Class A	.72%
Actual		$ 1,000	$ 1,118.60	$ 3.80
Hypothetical- B		$ 1,000	$ 1,021.34	$ 3.63
Class M	.96%
Actual		$ 1,000	$ 1,117.20	$ 5.07
Hypothetical- B		$ 1,000	$ 1,020.14	$ 4.84
Class C	1.47%
Actual		$ 1,000	$ 1,114.40	$ 7.75
Hypothetical- B		$ 1,000	$ 1,017.60	$ 7.39
Class I	.47%
Actual		$ 1,000	$ 1,120.10	$ 2.48
Hypothetical- B		$ 1,000	$ 1,022.59	$ 2.37
Class Z	.34%
Actual		$ 1,000	$ 1,120.80	$ 1.80
Hypothetical- B		$ 1,000	$ 1,023.24	$ 1.72

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Growth Opportunities Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704615.125
GO-SANN-0723
Fidelity Advisor® Growth & Income Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.8
Exxon Mobil Corp.	7.3
Wells Fargo & Co.	5.4
General Electric Co.*	4.3
Apple, Inc.	3.5
Bank of America Corp.	2.5
Visa, Inc. Class A	1.9
UnitedHealth Group, Inc.	1.9
Comcast Corp. Class A	1.9
The Boeing Co.	1.7
38.2

* Security or a portion of the security is pledged as collateral for options written.
Market Sectors (% of Fund's net assets)

Information Technology	18.0
Financials	17.3
Industrials	16.2
Health Care	12.9
Energy	11.2
Consumer Staples	5.6
Communication Services	4.6
Consumer Discretionary	3.1
Materials	2.8
Utilities	1.6
Real Estate	1.3

Asset Allocation (% of Fund's net assets)

Written options - (0.0)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	77,500	3,140
Elisa Corp. (A Shares)	12,500	700
Verizon Communications, Inc.	82,209	2,929
		6,769
Entertainment - 1.2%
Activision Blizzard, Inc.	14,400	1,155
The Walt Disney Co. (b)	49,700	4,372
Universal Music Group NV (c)	228,000	4,523
Universal Music Group NV rights (b)	218,700	63
Warner Music Group Corp. Class A	48,500	1,186
		11,299
Media - 2.6%
Comcast Corp. Class A	438,958	17,273
Interpublic Group of Companies, Inc. (d)	171,400	6,374
		23,647
TOTAL COMMUNICATION SERVICES		41,715
CONSUMER DISCRETIONARY - 3.1%
Automobile Components - 0.3%
BorgWarner, Inc.	71,900	3,187
Hotels, Restaurants & Leisure - 1.4%
Amadeus IT Holding SA Class A	64,500	4,629
Churchill Downs, Inc.	24,400	3,314
Domino's Pizza, Inc.	4,900	1,420
Marriott International, Inc. Class A	12,900	2,164
Starbucks Corp.	15,700	1,533
		13,060
Household Durables - 0.2%
Sony Group Corp. sponsored ADR	14,100	1,321
Whirlpool Corp. (e)	4,200	543
		1,864
Specialty Retail - 0.9%
Lowe's Companies, Inc.	38,857	7,815
TJX Companies, Inc.	2,400	184
Williams-Sonoma, Inc.	1,000	114
		8,113
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	12,900	1,358
Puma AG	18,944	901
Tapestry, Inc.	300	12
Wolverine World Wide, Inc.	20,800	278
		2,549
TOTAL CONSUMER DISCRETIONARY		28,773
CONSUMER STAPLES - 5.6%
Beverages - 2.3%
Diageo PLC sponsored ADR (e)	24,300	4,083
Keurig Dr. Pepper, Inc.	171,900	5,350
Pernod Ricard SA	6,900	1,491
Remy Cointreau SA	4,044	621
The Coca-Cola Co.	161,784	9,652
		21,197
Consumer Staples Distribution & Retail - 1.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	5,600	271
Sysco Corp.	79,700	5,575
Target Corp.	19,600	2,566
Walmart, Inc.	29,500	4,333
		12,745
Household Products - 0.3%
Colgate-Palmolive Co.	6,800	506
Kimberly-Clark Corp.	1,700	228
Procter & Gamble Co.	9,300	1,325
Spectrum Brands Holdings, Inc. (e)	12,600	910
		2,969
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	6,800	1,251
Haleon PLC ADR	394,509	3,172
Kenvue, Inc.	73,600	1,847
		6,270
Tobacco - 0.9%
Altria Group, Inc.	184,920	8,214
Philip Morris International, Inc.	1,000	90
		8,304
TOTAL CONSUMER STAPLES		51,485
ENERGY - 11.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	5,700	155
Oil, Gas & Consumable Fuels - 11.2%
Canadian Natural Resources Ltd.	36,500	1,966
Cenovus Energy, Inc. (Canada)	571,300	9,128
Energy Transfer LP	38,500	477
Enterprise Products Partners LP	23,300	590
Exxon Mobil Corp.	657,300	67,163
Hess Corp.	117,015	14,822
Imperial Oil Ltd.	132,900	6,033
Kosmos Energy Ltd. (b)	410,600	2,447
Phillips 66 Co.	10,900	999
		103,625
TOTAL ENERGY		103,780
FINANCIALS - 17.3%
Banks - 11.1%
Bank of America Corp.	830,342	23,075
JPMorgan Chase & Co.	63,543	8,623
M&T Bank Corp.	20,800	2,479
PNC Financial Services Group, Inc.	69,116	8,006
Truist Financial Corp.	182,649	5,565
U.S. Bancorp	150,130	4,489
Wells Fargo & Co.	1,258,350	50,095
		102,332
Capital Markets - 2.2%
Brookfield Asset Management Ltd. Class A	9,543	291
Brookfield Corp. Class A (e)	35,601	1,069
Charles Schwab Corp.	3,000	158
CME Group, Inc.	1,600	286
Intercontinental Exchange, Inc.	1,100	117
KKR & Co. LP	64,113	3,301
Morgan Stanley	35,630	2,913
Northern Trust Corp.	105,437	7,583
Raymond James Financial, Inc.	42,350	3,826
S&P Global, Inc.	100	37
State Street Corp.	9,870	671
		20,252
Financial Services - 3.1%
Edenred SA	57,400	3,686
Essent Group Ltd.	20,500	905
Fidelity National Information Services, Inc.	51,500	2,810
Global Payments, Inc.	13,300	1,299
MasterCard, Inc. Class A	6,800	2,482
Visa, Inc. Class A	80,140	17,713
		28,895
Insurance - 0.9%
American Financial Group, Inc.	4,500	505
Arthur J. Gallagher & Co.	3,300	661
Brookfield Asset Management Reinsurance Partners Ltd.	172	5
Chubb Ltd.	12,100	2,248
Marsh & McLennan Companies, Inc.	17,766	3,077
Old Republic International Corp.	23,500	576
The Travelers Companies, Inc.	8,000	1,354
		8,426
TOTAL FINANCIALS		159,905
HEALTH CARE - 12.7%
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	5,500	561
Becton, Dickinson & Co.	11,775	2,847
Boston Scientific Corp. (b)	144,000	7,413
GE Healthcare Holding LLC	67,812	5,392
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	105,029	1,983
Sonova Holding AG	2,713	695
		18,891
Health Care Providers & Services - 5.7%
Cardinal Health, Inc. (d)	67,200	5,531
Cigna Group	42,400	10,490
CVS Health Corp.	81,151	5,521
Humana, Inc.	4,100	2,058
McKesson Corp. (d)	28,833	11,269
UnitedHealth Group, Inc.	35,600	17,346
		52,215
Life Sciences Tools & Services - 0.5%
Danaher Corp.	21,800	5,006
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	217,400	14,009
Eli Lilly & Co.	15,600	6,700
GSK PLC sponsored ADR	175,447	5,895
Johnson & Johnson	66,401	10,296
Sanofi SA sponsored ADR	22,200	1,133
UCB SA	27,300	2,379
Viatris, Inc.	7,200	66
Zoetis, Inc. Class A	1,500	245
		40,723
TOTAL HEALTH CARE		116,835
INDUSTRIALS - 16.2%
Aerospace & Defense - 3.5%
Airbus Group NV	39,100	5,135
General Dynamics Corp.	15,200	3,104
Huntington Ingalls Industries, Inc.	11,300	2,276
MTU Aero Engines AG	5,700	1,315
Raytheon Technologies Corp.	20,731	1,910
Safran SA	14,300	2,070
Textron, Inc.	13,900	860
The Boeing Co. (b)	76,610	15,759
		32,429
Air Freight & Logistics - 1.7%
DSV A/S	5,300	1,021
Expeditors International of Washington, Inc.	700	77
FedEx Corp.	12,600	2,747
United Parcel Service, Inc. Class B	70,079	11,703
		15,548
Building Products - 0.5%
A.O. Smith Corp.	19,500	1,247
Johnson Controls International PLC	49,100	2,931
		4,178
Commercial Services & Supplies - 0.7%
GFL Environmental, Inc.	165,900	5,988
Ritchie Bros. Auctioneers, Inc.	1,300	68
		6,056
Electrical Equipment - 1.0%
Acuity Brands, Inc.	14,600	2,200
AMETEK, Inc.	3,400	493
Hubbell, Inc. Class B	13,612	3,845
Regal Rexnord Corp.	16,700	2,169
Rockwell Automation, Inc.	2,100	585
		9,292
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	79,800	4,388
Industrial Conglomerates - 4.4%
3M Co.	11,400	1,064
General Electric Co. (d)	390,036	39,600
		40,664
Machinery - 1.9%
Allison Transmission Holdings, Inc.	43,300	2,048
Barnes Group, Inc.	2,300	91
Caterpillar, Inc.	3,800	782
Cummins, Inc.	6,200	1,267
Donaldson Co., Inc.	66,300	3,881
Epiroc AB (A Shares)	2,700	47
Flowserve Corp.	37,500	1,221
Fortive Corp.	32,000	2,084
Kardex AG	550	119
Nordson Corp.	16,300	3,552
Otis Worldwide Corp.	9,565	761
Stanley Black & Decker, Inc.	11,710	878
Westinghouse Air Brake Tech Co.	13,131	1,216
		17,947
Passenger Airlines - 0.0%
Copa Holdings SA Class A	3,400	357
Professional Services - 0.8%
Equifax, Inc.	9,500	1,982
Genpact Ltd.	66,400	2,442
Paycom Software, Inc.	700	196
RELX PLC (London Stock Exchange)	94,538	2,957
Robert Half International, Inc.	800	52
		7,629
Trading Companies & Distributors - 1.0%
Brenntag SE	8,300	651
Fastenal Co.	13,900	749
MSC Industrial Direct Co., Inc. Class A	1,500	135
Watsco, Inc. (e)	22,364	7,254
WESCO International, Inc.	5,600	769
		9,558
Transportation Infrastructure - 0.2%
Aena SME SA (a)	9,100	1,422
TOTAL INDUSTRIALS		149,468
INFORMATION TECHNOLOGY - 18.0%
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	12,900	2,215
IT Services - 0.5%
Amdocs Ltd.	15,500	1,460
IBM Corp.	20,100	2,585
Unisys Corp. (b)	43,666	172
		4,217
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	17,800	3,163
Applied Materials, Inc.	20,295	2,705
BE Semiconductor Industries NV	7,400	815
Intel Corp.	14,000	440
Lam Research Corp.	4,400	2,713
Marvell Technology, Inc.	132,700	7,762
Microchip Technology, Inc.	2,300	173
NVIDIA Corp. (d)	11,900	4,502
NXP Semiconductors NV	22,800	4,083
Qualcomm, Inc.	68,698	7,791
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	26,900	2,652
Teradyne, Inc.	8,600	862
		37,661
Software - 9.6%
Intuit, Inc.	14,800	6,203
Microsoft Corp.	219,453	72,065
Open Text Corp.	18,100	753
SAP SE sponsored ADR	62,500	8,153
Temenos Group AG	13,490	1,137
		88,311
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	182,392	32,329
FUJIFILM Holdings Corp.	7,000	429
Samsung Electronics Co. Ltd.	17,790	960
		33,718
TOTAL INFORMATION TECHNOLOGY		166,122
MATERIALS - 2.8%
Chemicals - 0.8%
DuPont de Nemours, Inc.	68,800	4,623
International Flavors & Fragrances, Inc.	4,800	371
LyondellBasell Industries NV Class A	13,200	1,129
PPG Industries, Inc.	6,000	788
Sherwin-Williams Co.	1,600	364
		7,275
Metals & Mining - 2.0%
First Quantum Minerals Ltd.	299,100	6,266
Freeport-McMoRan, Inc.	247,900	8,513
Glencore PLC	706,900	3,615
		18,394
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,800	164
TOTAL MATERIALS		25,833
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	23,800	4,390
Crown Castle International Corp.	19,900	2,253
Equinix, Inc.	110	82
Public Storage	200	57
Simon Property Group, Inc.	44,900	4,721
		11,503
UTILITIES - 1.6%
Electric Utilities - 1.5%
Constellation Energy Corp.	5,600	471
Duke Energy Corp.	12,800	1,143
Entergy Corp.	14,800	1,453
Exelon Corp.	15,700	623
PG&E Corp. (b)	106,900	1,811
Southern Co.	120,200	8,384
		13,885
Multi-Utilities - 0.1%
Sempra Energy	7,500	1,076
TOTAL UTILITIES		14,961
TOTAL COMMON STOCKS (Cost $640,214)		870,380

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	14,200	684
Boston Scientific Corp. Series A, 5.50%	8,400	1,031
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,564)		1,715

Convertible Bonds - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $725)	1,004	704

Money Market Funds - 6.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (g)	49,617,729	49,628
Fidelity Securities Lending Cash Central Fund 5.14% (g)(h)	12,612,564	12,614
TOTAL MONEY MARKET FUNDS (Cost $62,242)		62,242

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $704,745)	935,041
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(12,207)
NET ASSETS - 100.0%	922,834

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Cardinal Health, Inc.	Chicago Board Options Exchange	95	782	90.00	07/21/23	(4)
General Electric Co.	Chicago Board Options Exchange	193	1,960	110.00	07/21/23	(26)
Interpublic Group of Companies, Inc.	Chicago Board Options Exchange	344	1,279	42.00	07/21/23	(6)
McKesson Corp.	Chicago Board Options Exchange	39	1,524	420.00	06/16/23	(2)
McKesson Corp.	Chicago Board Options Exchange	16	625	420.00	06/30/23	(2)
NVIDIA Corp.	Chicago Board Options Exchange	5	189	350.00	06/16/23	(17)
NVIDIA Corp.	Chicago Board Options Exchange	8	303	360.00	07/21/23	(31)

TOTAL WRITTEN OPTIONS						(88)

For the period, the average monthly notional amount at value for written options in the aggregate was $1,555.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,562,000 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $6,662,000.
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	73,093	110,359	133,824	1,555	-	-	49,628	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	12,462	64,113	63,961	37	-	-	12,614	0.0%
Total	85,555	174,472	197,785	1,592	-	-	62,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	41,715	37,129	4,586	-
Consumer Discretionary	28,773	24,144	4,629	-
Consumer Staples	51,485	51,485	-	-
Energy	103,780	103,780	-	-
Financials	159,905	159,905	-	-
Health Care	118,550	116,835	1,715	-
Industrials	149,468	141,329	8,139	-
Information Technology	166,122	166,122	-	-
Materials	25,833	22,218	3,615	-
Real Estate	11,503	11,503	-	-
Utilities	14,961	14,961	-	-

Corporate Bonds	704	-	704	-

Money Market Funds	62,242	62,242	-	-
Total Investments in Securities:	935,041	911,653	23,388	-
Derivative Instruments:

Liabilities
Written Options	(88)	(88)	-	-
Total Liabilities	(88)	(88)	-	-
Total Derivative Instruments:	(88)	(88)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(88)
Total Equity Risk	0	(88)
Total Value of Derivatives	0	(88)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,138) - See accompanying schedule:
Unaffiliated issuers (cost $642,503)	$872,799
Fidelity Central Funds (cost $62,242)	62,242

Total Investment in Securities (cost $704,745)		$935,041
Restricted cash		442
Foreign currency held at value (cost $1)		1
Receivable for investments sold		246
Receivable for fund shares sold		783
Dividends receivable		2,534
Distributions receivable from Fidelity Central Funds		253
Other receivables		21
Total assets		939,321
Liabilities
Payable for investments purchased
Regular delivery	$2,219
Delayed delivery	63
Payable for fund shares redeemed	785
Accrued management fee	331
Distribution and service plan fees payable	204
Written options, at value (premium received $81)	88
Other affiliated payables	150
Other payables and accrued expenses	33
Collateral on securities loaned	12,614
Total Liabilities		16,487
Net Assets		$922,834
Net Assets consist of:
Paid in capital		$688,028
Total accumulated earnings (loss)		234,806
Net Assets		$922,834

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($428,123 ÷ 13,210 shares) (a)		$32.41
Maximum offering price per share (100/94.25 of $32.41)		$34.39
Class M :
Net Asset Value and redemption price per share ($175,678 ÷ 5,409 shares) (a)		$32.48
Maximum offering price per share (100/96.50 of $32.48)		$33.66
Class C :
Net Asset Value and offering price per share ($47,550 ÷ 1,598 shares) (a)(b)		$29.75
Class I :
Net Asset Value , offering price and redemption price per share ($168,280 ÷ 5,051 shares)		$33.32
Class Z :
Net Asset Value , offering price and redemption price per share ($103,203 ÷ 3,091 shares)		$33.39
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$8,641
Interest		21
Income from Fidelity Central Funds (including $37 from security lending)		1,592
Total Income		10,254
Expenses
Management fee	$1,847
Transfer agent fees	722
Distribution and service plan fees	1,207
Accounting fees	133
Custodian fees and expenses	22
Independent trustees' fees and expenses	3
Registration fees	64
Audit	45
Legal	1
Miscellaneous	2
Total expenses before reductions	4,046
Expense reductions	(23)
Total expenses after reductions		4,023
Net Investment income (loss)		6,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,123
Foreign currency transactions	4
Written options	524
Total net realized gain (loss)		3,651
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(14,109)
Assets and liabilities in foreign currencies	2
Written options	80
Total change in net unrealized appreciation (depreciation)		(14,027)
Net gain (loss)		(10,376)
Net increase (decrease) in net assets resulting from operations		$(4,145)
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,231	$9,162
Net realized gain (loss)	3,651	2,169
Change in net unrealized appreciation (depreciation)	(14,027)	21,109
Net increase (decrease) in net assets resulting from operations	(4,145)	32,440
Distributions to shareholders	(8,300)	(33,061)
Share transactions - net increase (decrease)	114,291	173,331
Total increase (decrease) in net assets	101,846	172,710

Net Assets
Beginning of period	820,988	648,278
End of period	$922,834	$820,988

Financial Highlights
Fidelity Advisor® Growth & Income Fund Class A

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$32.90	$33.01	$27.71	$28.32	$28.69	$30.29
Income from Investment Operations
Net investment income (loss) A,B	.24	.42	.59 C	.44	.49	.43
Net realized and unrealized gain (loss)	(.41)	1.09	6.08	.90	2.48	.58
Total from investment operations	(.17)	1.51	6.67	1.34	2.97	1.01
Distributions from net investment income	(.22)	(.83)	(.48)	(.48)	(.47)	(.36)
Distributions from net realized gain	(.10)	(.80)	(.89)	(1.47)	(2.87)	(2.26)
Total distributions	(.32)	(1.62) D	(1.37)	(1.95)	(3.34)	(2.61) D
Net asset value, end of period	$32.41	$32.90	$33.01	$27.71	$28.32	$28.69
Total Return E,F,G	(.48)%	4.64%	25.08%	4.86%	13.65%	3.42%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.92% J	.91%	.92%	.95%	.96%	.96%
Expenses net of fee waivers, if any	.91% J	.91%	.92%	.95%	.96%	.96%
Expenses net of all reductions	.91% J	.91%	.92%	.95%	.95%	.95%
Net investment income (loss)	1.45% J	1.31%	1.85% C	1.78%	1.93%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$428	$406	$344	$277	$288	$243
Portfolio turnover rate K	11% J	8%	15%	28%	29%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.21%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Growth & Income Fund Class M

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$32.97	$33.01	$27.71	$28.31	$28.67	$30.26
Income from Investment Operations
Net investment income (loss) A,B	.20	.34	.51 C	.38	.43	.36
Net realized and unrealized gain (loss)	(.41)	1.10	6.10	.89	2.47	.59
Total from investment operations	(.21)	1.44	6.61	1.27	2.90	.95
Distributions from net investment income	(.18)	(.68)	(.42)	(.40)	(.39)	(.28)
Distributions from net realized gain	(.10)	(.80)	(.89)	(1.47)	(2.87)	(2.26)
Total distributions	(.28)	(1.48)	(1.31)	(1.87)	(3.26)	(2.54)
Net asset value, end of period	$32.48	$32.97	$33.01	$27.71	$28.31	$28.67
Total Return D,E,F	(.60)%	4.38%	24.77%	4.61%	13.33%	3.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.16% I	1.15%	1.16%	1.20%	1.21%	1.21%
Expenses net of fee waivers, if any	1.15% I	1.15%	1.16%	1.20%	1.21%	1.21%
Expenses net of all reductions	1.15% I	1.15%	1.16%	1.20%	1.20%	1.20%
Net investment income (loss)	1.21% I	1.07%	1.61% C	1.53%	1.68%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$176	$180	$173	$153	$172	$175
Portfolio turnover rate J	11% I	8%	15%	28%	29%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Growth & Income Fund Class C

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$30.24	$30.33	$25.56	$26.22	$26.79	$28.45
Income from Investment Operations
Net investment income (loss) A,B	.10	.16	.32 C	.23	.27	.20
Net realized and unrealized gain (loss)	(.37)	1.00	5.62	.82	2.28	.55
Total from investment operations	(.27)	1.16	5.94	1.05	2.55	.75
Distributions from net investment income	(.12)	(.45)	(.28)	(.24)	(.26)	(.15)
Distributions from net realized gain	(.10)	(.80)	(.89)	(1.47)	(2.87)	(2.26)
Total distributions	(.22)	(1.25)	(1.17)	(1.71)	(3.12) D	(2.41)
Net asset value, end of period	$29.75	$30.24	$30.33	$25.56	$26.22	$26.79
Total Return E,F,G	(.87)%	3.80%	24.14%	4.07%	12.74%	2.64%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.68% J	1.67%	1.69%	1.73%	1.73%	1.72%
Expenses net of fee waivers, if any	1.68% J	1.67%	1.69%	1.73%	1.73%	1.71%
Expenses net of all reductions	1.68% J	1.67%	1.69%	1.73%	1.73%	1.71%
Net investment income (loss)	.69% J	.55%	1.09% C	1.00%	1.15%	.73%
Supplemental Data
Net assets, end of period (in millions)	$48	$47	$41	$34	$41	$75
Portfolio turnover rate K	11% J	8%	15%	28%	29%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Growth & Income Fund Class I

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$33.81	$33.95	$28.45	$29.01	$29.33	$30.91
Income from Investment Operations
Net investment income (loss) A,B	.28	.51	.69 C	.52	.57	.52
Net realized and unrealized gain (loss)	(.41)	1.12	6.24	.93	2.52	.60
Total from investment operations	(.13)	1.63	6.93	1.45	3.09	1.12
Distributions from net investment income	(.26)	(.97)	(.55)	(.54)	(.54)	(.44)
Distributions from net realized gain	(.10)	(.80)	(.89)	(1.47)	(2.87)	(2.26)
Total distributions	(.36)	(1.77)	(1.43) D	(2.01)	(3.41)	(2.70)
Net asset value, end of period	$33.32	$33.81	$33.95	$28.45	$29.01	$29.33
Total Return E,F	(.35)%	4.86%	25.40%	5.16%	13.89%	3.71%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67% I	.66%	.67%	.70%	.70%	.69%
Expenses net of fee waivers, if any	.67% I	.66%	.67%	.70%	.69%	.69%
Expenses net of all reductions	.67% I	.66%	.67%	.69%	.69%	.69%
Net investment income (loss)	1.70% I	1.56%	2.10% C	2.03%	2.19%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$168	$128	$76	$45	$48	$47
Portfolio turnover rate J	11% I	8%	15%	28%	29%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.46%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Growth & Income Fund Class Z

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$33.88	$34.04	$28.52	$29.09	$29.35	$30.94
Income from Investment Operations
Net investment income (loss) A,B	.31	.55	.73 C	.55	.62	.56
Net realized and unrealized gain (loss)	(.42)	1.13	6.26	.93	2.53	.59
Total from investment operations	(.11)	1.68	6.99	1.48	3.15	1.15
Distributions from net investment income	(.28)	(1.05)	(.59)	(.58)	(.54)	(.49)
Distributions from net realized gain	(.10)	(.80)	(.89)	(1.47)	(2.87)	(2.26)
Total distributions	(.38)	(1.84) D	(1.47) D	(2.05)	(3.41)	(2.74) D
Net asset value, end of period	$33.39	$33.88	$34.04	$28.52	$29.09	$29.35
Total Return E,F	(.29)%	5.03%	25.59%	5.26%	14.11%	3.84%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.53% I	.53%	.53%	.55%	.56%	.56%
Expenses net of fee waivers, if any	.53% I	.52%	.53%	.55%	.56%	.56%
Expenses net of all reductions	.53% I	.52%	.53%	.55%	.55%	.55%
Net investment income (loss)	1.84% I	1.69%	2.24% C	2.18%	2.33%	1.89%
Supplemental Data
Net assets, end of period (in millions)	$103	$60	$14	$11	$7	$22
Portfolio turnover rate J	11% I	8%	15%	28%	29%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.60%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$267,603
Gross unrealized depreciation	(39,458)
Net unrealized appreciation (depreciation)	$228,145
Tax cost	$706,808

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth & Income Fund	184,224	45,198

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$520	$16
Class M	.25%	.25%	444	7
Class C	.75%	.25%	243	45
			$1,207	$68

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$340
Class M	14
Class C A	20
$374

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$370.18
Class M	151.17
Class C	46.19
Class I	139.18
Class Z	16.04
	$722

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Advisor Growth & Income Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Growth & Income Fund	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Growth & Income Fund	13,573	571	76
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Advisor Growth & Income Fund	$1

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Growth & Income Fund	$4	$-	$-

9. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.
Expense reduction
Class A	$1
Class M	3
$4

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Growth & Income Fund
Distributions to shareholders
Class A	$4,048	$17,363
Class M	1,538	7,787
Class C	354	1,696
Class I	1,551	4,201
Class Z	809	2,014
Total	$8,300	$33,061

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Growth & Income Fund
Class A
Shares sold	1,518	2,812	$49,197	$90,084
Reinvestment of distributions	122	504	3,865	16,493
Shares redeemed	(761)	(1,415)	(24,714)	(44,767)
Net increase (decrease)	879	1,901	$28,348	$61,810
Class M
Shares sold	261	643	$8,451	$20,917
Reinvestment of distributions	48	231	1,505	7,629
Shares redeemed	(362)	(650)	(11,733)	(20,594)
Net increase (decrease)	(53)	224	$(1,777)	$7,952
Class C
Shares sold	305	649	$9,046	$19,167
Reinvestment of distributions	12	55	338	1,666
Shares redeemed	(279)	(486)	(8,307)	(14,200)
Net increase (decrease)	38	218	$1,077	$6,633
Class I
Shares sold	2,401	2,275	$80,403	$74,876
Reinvestment of distributions	44	112	1,429	3,758
Shares redeemed	(1,172)	(850)	(39,307)	(27,709)
Net increase (decrease)	1,273	1,537	$42,525	$50,925
Class Z
Shares sold	1,501	1,643	$50,565	$55,104
Reinvestment of distributions	23	56	742	1,860
Shares redeemed	(216)	(334)	(7,189)	(10,953)
Net increase (decrease)	1,308	1,365	$44,118	$46,011

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity Advisor® Growth & Income Fund
Class A	.91%
Actual		$ 1,000	$ 995.20	$ 4.53
Hypothetical- B		$ 1,000	$ 1,020.39	$ 4.58
Class M	1.15%
Actual		$ 1,000	$ 994.00	$ 5.72
Hypothetical- B		$ 1,000	$ 1,019.20	$ 5.79
Class C	1.68%
Actual		$ 1,000	$ 991.30	$ 8.34
Hypothetical- B		$ 1,000	$ 1,016.55	$ 8.45
Class I	.67%
Actual		$ 1,000	$ 996.50	$ 3.33
Hypothetical- B		$ 1,000	$ 1,021.59	$ 3.38
Class Z	.53%
Actual		$ 1,000	$ 997.10	$ 2.64
Hypothetical- B		$ 1,000	$ 1,022.29	$ 2.67

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Growth & Income Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704634.125
AGAI-SANN-0723
Fidelity Advisor® Value Strategies Fund

Semi-Annual Report
May 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Canadian Natural Resources Ltd.	2.3
First Citizens Bancshares, Inc.	2.1
PG&E Corp.	2.1
Welltower, Inc.	1.9
Hess Corp.	1.8
Builders FirstSource, Inc.	1.8
Constellation Energy Corp.	1.7
Centene Corp.	1.7
Flex Ltd.	1.6
Cigna Group	1.6
18.6

Market Sectors (% of Fund's net assets)

Financials	18.7
Industrials	17.9
Materials	10.4
Consumer Discretionary	10.4
Energy	8.6
Utilities	8.2
Real Estate	8.0
Information Technology	6.0
Health Care	5.5
Consumer Staples	3.6
Communication Services	1.3

Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA (a)	327,900	13,287
Media - 0.4%
Nexstar Broadcasting Group, Inc. Class A	35,800	5,403
TOTAL COMMUNICATION SERVICES		18,690
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 1.3%
Adient PLC (b)	246,400	8,301
Autoliv, Inc.	119,000	9,699
		18,000
Automobiles - 0.2%
Harley-Davidson, Inc.	98,700	3,071
Broadline Retail - 0.3%
Kohl's Corp.	195,900	3,589
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (b)	300,314	12,463
Hotels, Restaurants & Leisure - 1.6%
Bowlero Corp. Class A (b)(c)	681,300	7,808
Hilton Grand Vacations, Inc. (b)	147,200	6,293
Red Rock Resorts, Inc.	170,200	7,759
		21,860
Household Durables - 1.6%
Mohawk Industries, Inc. (b)	84,000	7,731
Tempur Sealy International, Inc.	429,000	15,290
		23,021
Leisure Products - 0.5%
Mattel, Inc. (b)	415,700	7,237
Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	1,019,222	10,365
Bath & Body Works, Inc.	105,600	3,721
Lithia Motors, Inc. Class A (sub. vtg.) (c)	58,200	13,577
Sally Beauty Holdings, Inc. (b)	427,900	4,818
Upbound Group, Inc.	284,700	8,515
Victoria's Secret & Co. (b)	367,100	7,496
		48,492
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (b)	237,700	8,343
TOTAL CONSUMER DISCRETIONARY		146,076
CONSUMER STAPLES - 3.6%
Beverages - 0.7%
Primo Water Corp.	817,300	10,519
Consumer Staples Distribution & Retail - 1.5%
U.S. Foods Holding Corp. (b)	516,600	20,550
Food Products - 1.4%
Darling Ingredients, Inc. (b)	303,022	19,206
TOTAL CONSUMER STAPLES		50,275
ENERGY - 8.6%
Energy Equipment & Services - 1.8%
Expro Group Holdings NV (b)	764,000	12,675
Valaris Ltd. (b)	223,000	12,874
		25,549
Oil, Gas & Consumable Fuels - 6.8%
Antero Resources Corp. (b)	586,400	11,968
Canadian Natural Resources Ltd.	591,300	31,853
Hess Corp.	199,100	25,220
Targa Resources Corp.	190,400	12,957
Tourmaline Oil Corp. (c)	310,500	12,980
		94,978
TOTAL ENERGY		120,527
FINANCIALS - 18.7%
Banks - 4.3%
East West Bancorp, Inc.	329,100	15,747
First Citizens Bancshares, Inc. (c)	23,700	29,559
Popular, Inc.	161,200	9,217
U.S. Bancorp	191,000	5,711
		60,234
Capital Markets - 3.1%
Ameriprise Financial, Inc.	61,000	18,207
LPL Financial	92,600	18,037
Raymond James Financial, Inc.	86,600	7,824
		44,068
Consumer Finance - 2.8%
OneMain Holdings, Inc.	309,573	11,720
PROG Holdings, Inc. (b)	274,952	8,972
SLM Corp.	1,185,984	18,098
		38,790
Financial Services - 3.7%
Apollo Global Management, Inc.	302,200	20,202
Global Payments, Inc.	170,900	16,695
Walker & Dunlop, Inc.	207,400	15,180
		52,077
Insurance - 4.8%
American Financial Group, Inc.	136,500	15,325
Assurant, Inc.	126,700	15,203
First American Financial Corp.	197,500	10,849
Reinsurance Group of America, Inc.	64,150	8,981
The Travelers Companies, Inc.	104,500	17,686
		68,044
TOTAL FINANCIALS		263,213
HEALTH CARE - 5.5%
Health Care Providers & Services - 4.6%
AdaptHealth Corp. (b)	597,600	6,263
Centene Corp. (b)	379,200	23,666
Cigna Group	89,700	22,193
Tenet Healthcare Corp. (b)	175,500	12,496
		64,618
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (b)	103,400	13,252
TOTAL HEALTH CARE		77,870
INDUSTRIALS - 17.9%
Air Freight & Logistics - 1.1%
FedEx Corp.	70,700	15,411
Building Products - 1.8%
Builders FirstSource, Inc. (b)	213,300	24,732
Commercial Services & Supplies - 1.1%
The Brink's Co.	228,800	15,222
Construction & Engineering - 3.9%
Fluor Corp. (b)(c)	442,100	11,742
Granite Construction, Inc.	243,600	8,816
MDU Resources Group, Inc. (c)	526,600	15,366
Willscot Mobile Mini Holdings (b)	450,900	19,425
		55,349
Electrical Equipment - 1.9%
Regal Rexnord Corp.	126,100	16,379
Sensata Technologies, Inc. PLC	257,900	10,708
		27,087
Ground Transportation - 3.6%
Knight-Swift Transportation Holdings, Inc. Class A	106,800	5,873
TFI International, Inc. (Canada)	123,500	13,010
U-Haul Holding Co. (non-vtg.)	241,800	11,193
XPO, Inc. (b)	431,600	20,255
		50,331
Machinery - 3.2%
Allison Transmission Holdings, Inc.	269,800	12,762
Chart Industries, Inc. (b)	46,400	5,091
Flowserve Corp.	223,396	7,272
Kennametal, Inc. (c)	569,400	14,189
Timken Co.	76,500	5,474
		44,788
Professional Services - 0.8%
Manpower, Inc.	163,500	11,473
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (b)	119,500	7,641
TOTAL INDUSTRIALS		252,034
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.4%
Lumentum Holdings, Inc. (b)	371,200	19,636
Electronic Equipment, Instruments & Components - 3.0%
Coherent Corp. (b)(c)	178,400	6,594
Flex Ltd. (b)	901,100	22,879
Vontier Corp.	431,200	12,781
		42,254
Semiconductors & Semiconductor Equipment - 0.6%
Skyworks Solutions, Inc.	84,000	8,695
Software - 1.0%
NCR Corp. (b)	597,800	14,168
TOTAL INFORMATION TECHNOLOGY		84,753
MATERIALS - 10.4%
Chemicals - 5.6%
Axalta Coating Systems Ltd. (b)	424,800	12,323
Celanese Corp. Class A	125,700	13,075
Methanex Corp.	309,600	12,653
Olin Corp.	279,183	13,208
The Chemours Co. LLC	376,400	9,971
Tronox Holdings PLC	544,400	5,792
Westlake Corp. (c)	110,100	11,445
		78,467
Containers & Packaging - 2.3%
Crown Holdings, Inc.	161,554	12,315
O-I Glass, Inc. (b)	510,800	10,584
WestRock Co.	326,700	9,151
		32,050
Metals & Mining - 1.5%
Constellium NV (b)	842,500	12,553
Freeport-McMoRan, Inc.	266,400	9,148
		21,701
Paper & Forest Products - 1.0%
Louisiana-Pacific Corp.	252,800	14,794
TOTAL MATERIALS		147,012
REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 6.6%
CubeSmart	402,700	17,896
Equity Lifestyle Properties, Inc.	230,500	14,561
Essex Property Trust, Inc.	75,800	16,377
Prologis (REIT), Inc.	131,537	16,383
Welltower, Inc.	370,100	27,613
		92,830
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Inc. (b)	139,100	19,521
TOTAL REAL ESTATE		112,351
UTILITIES - 8.2%
Electric Utilities - 6.5%
Constellation Energy Corp.	289,000	24,282
Edison International	239,800	16,191
Evergy, Inc.	193,600	11,200
PG&E Corp. (b)	1,707,700	28,928
Southern Co.	153,100	10,679
		91,280
Independent Power and Renewable Electricity Producers - 1.7%
The AES Corp.	711,800	14,051
Vistra Corp.	448,700	10,755
		24,806
TOTAL UTILITIES		116,086
TOTAL COMMON STOCKS (Cost $1,234,956)		1,388,887

Money Market Funds - 7.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (d)	20,336,465	20,341
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	81,499,925	81,508
TOTAL MONEY MARKET FUNDS (Cost $101,849)		101,849

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $1,336,805)	1,490,736
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(82,119)
NET ASSETS - 100.0%	1,408,617

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,287,000 or 0.9% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,324	185,916	166,899	461	-	-	20,341	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	51,754	296,792	267,038	59	-	-	81,508	0.3%
Total	53,078	482,708	433,937	520	-	-	101,849

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	18,690	18,690	-	-
Consumer Discretionary	146,076	146,076	-	-
Consumer Staples	50,275	50,275	-	-
Energy	120,527	120,527	-	-
Financials	263,213	263,213	-	-
Health Care	77,870	77,870	-	-
Industrials	252,034	252,034	-	-
Information Technology	84,753	84,753	-	-
Materials	147,012	147,012	-	-
Real Estate	112,351	112,351	-	-
Utilities	116,086	116,086	-	-

Money Market Funds	101,849	101,849	-	-
Total Investments in Securities:	1,490,736	1,490,736	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,506) - See accompanying schedule:
Unaffiliated issuers (cost $1,234,956)	$1,388,887
Fidelity Central Funds (cost $101,849)	101,849

Total Investment in Securities (cost $1,336,805)		$1,490,736
Receivable for investments sold		514
Receivable for fund shares sold		831
Dividends receivable		1,389
Distributions receivable from Fidelity Central Funds		75
Other receivables		57
Total assets		1,493,602
Liabilities
Payable for fund shares redeemed	$2,188
Accrued management fee	841
Distribution and service plan fees payable	167
Other affiliated payables	241
Other payables and accrued expenses	40
Collateral on securities loaned	81,508
Total Liabilities		84,985
Net Assets		$1,408,617
Net Assets consist of:
Paid in capital		$1,252,732
Total accumulated earnings (loss)		155,885
Net Assets		$1,408,617

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($296,820 ÷ 7,909 shares) (a)		$37.53
Maximum offering price per share (100/94.25 of $37.53)		$39.82
Class M :
Net Asset Value and redemption price per share ($208,908 ÷ 5,179 shares) (a)		$40.34
Maximum offering price per share (100/96.50 of $40.34)		$41.80
Class C :
Net Asset Value and offering price per share ($16,498 ÷ 536 shares) (a)(b)		$30.77
Fidelity Value Strategies Fund :
Net Asset Value , offering price and redemption price per share ($501,751 ÷ 10,840 shares)		$46.29
Class K :
Net Asset Value , offering price and redemption price per share ($54,661 ÷ 1,183 shares) (b)		$46.22
Class I :
Net Asset Value , offering price and redemption price per share ($329,979 ÷ 7,769 shares)		$42.47
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$12,019
Income from Fidelity Central Funds (including $59 from security lending)		520
Total Income		12,539
Expenses
Management fee
Basic fee	$4,035
Performance adjustment	1,187
Transfer agent fees	1,274
Distribution and service plan fees	1,032
Accounting fees	213
Custodian fees and expenses	15
Independent trustees' fees and expenses	5
Registration fees	90
Audit	35
Legal	3
Interest	13
Miscellaneous	3
Total expenses before reductions	7,905
Expense reductions	(36)
Total expenses after reductions		7,869
Net Investment income (loss)		4,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	713
Foreign currency transactions	8
Total net realized gain (loss)		721
Change in net unrealized appreciation (depreciation) on investment securities		(114,406)
Net gain (loss)		(113,685)
Net increase (decrease) in net assets resulting from operations		$(109,015)
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,670	$10,616
Net realized gain (loss)	721	32,400
Change in net unrealized appreciation (depreciation)	(114,406)	24,245
Net increase (decrease) in net assets resulting from operations	(109,015)	67,261
Distributions to shareholders	(32,384)	(104,569)
Share transactions - net increase (decrease)	3,458	256,598
Total increase (decrease) in net assets	(137,941)	219,290

Net Assets
Beginning of period	1,546,558	1,327,268
End of period	$1,408,617	$1,546,558

Financial Highlights
Fidelity Advisor® Value Strategies Fund Class A

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$41.23	$42.62	$32.58	$33.23	$33.48	$38.91
Income from Investment Operations
Net investment income (loss) A,B	.09	.24	.37 C	.29	.42 D	.35
Net realized and unrealized gain (loss)	(2.86)	2.05	9.96	.87	3.66	(2.50)
Total from investment operations	(2.77)	2.29	10.33	1.16	4.08	(2.15)
Distributions from net investment income	(.27)	(.39)	(.29)	(.46) E	(.29)	(.51)
Distributions from net realized gain	(.65)	(3.29)	-	(1.34) E	(4.04)	(2.77)
Total distributions	(.93) F	(3.68)	(.29)	(1.81) F	(4.33)	(3.28)
Net asset value, end of period	$37.53	$41.23	$42.62	$32.58	$33.23	$33.48
Total Return G,H,I	(6.77)%	5.18%	31.91%	3.53%	16.34%	(6.16)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	1.16% L	1.14%	1.13%	1.03%	1.02%	.91%
Expenses net of fee waivers, if any	1.15% L	1.13%	1.13%	1.02%	1.02%	.91%
Expenses net of all reductions	1.15% L	1.13%	1.13%	1.01%	1.01%	.90%
Net investment income (loss)	.48% L	.61%	.90% C	1.03%	1.39% D	.98% M
Supplemental Data
Net assets, end of period (in millions)	$297	$318	$254	$191	$204	$175
Portfolio turnover rate N	62% L	46%	53%	72%	66%	72%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .52%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.10%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Total returns do not include the effect of the sales charges.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M The 2018 net investment income (loss) ratio has been restated to reflect the reclassification of certain distributions received by the fund.

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Strategies Fund Class M

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$44.16	$45.37	$34.67	$35.23	$35.16	$40.69
Income from Investment Operations
Net investment income (loss) A,B	.05	.16	.29 C	.24	.37 D	.28
Net realized and unrealized gain (loss)	(3.08)	2.17	10.61	.92	3.93	(2.63)
Total from investment operations	(3.03)	2.33	10.90	1.16	4.30	(2.35)
Distributions from net investment income	(.14)	(.25)	(.20)	(.37) E	(.19)	(.41)
Distributions from net realized gain	(.65)	(3.29)	-	(1.34) E	(4.04)	(2.77)
Total distributions	(.79)	(3.54)	(.20)	(1.72) F	(4.23)	(3.18)
Net asset value, end of period	$40.34	$44.16	$45.37	$34.67	$35.23	$35.16
Total Return G,H,I	(6.89)%	4.95%	31.59%	3.32%	16.07%	(6.38)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	1.40% L	1.37%	1.37%	1.25%	1.25%	1.14%
Expenses net of fee waivers, if any	1.39% L	1.37%	1.37%	1.25%	1.24%	1.14%
Expenses net of all reductions	1.39% L	1.37%	1.37%	1.24%	1.24%	1.13%
Net investment income (loss)	.24% L	.37%	.66% C	.81%	1.16% D	.75%
Supplemental Data
Net assets, end of period (in millions)	$209	$231	$237	$204	$234	$225
Portfolio turnover rate M	62% L	46%	53%	72%	66%	72%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .87%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Total returns do not include the effect of the sales charges.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Strategies Fund Class C

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$33.87	$35.64	$27.33	$28.07	$28.95	$34.09
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.06)	.04 C	.05	.15 D	.06
Net realized and unrealized gain (loss)	(2.35)	1.72	8.37	.71	3.04	(2.16)
Total from investment operations	(2.40)	1.66	8.41	.76	3.19	(2.10)
Distributions from net investment income	(.05)	(.14)	(.10)	(.16) E	(.03)	(.27)
Distributions from net realized gain	(.65)	(3.29)	-	(1.34) E	(4.04)	(2.77)
Total distributions	(.70)	(3.43)	(.10)	(1.50)	(4.07)	(3.04)
Net asset value, end of period	$30.77	$33.87	$35.64	$27.33	$28.07	$28.95
Total Return F,G,H	(7.13)%	4.37%	30.84%	2.73%	15.41%	(6.89)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.94% K	1.92%	1.92%	1.83%	1.82%	1.68%
Expenses net of fee waivers, if any	1.93% K	1.91%	1.91%	1.83%	1.82%	1.68%
Expenses net of all reductions	1.93% K	1.91%	1.91%	1.82%	1.82%	1.67%
Net investment income (loss)	(.30)% K	(.17)%	.11% C	.23%	.58% D	.21%
Supplemental Data
Net assets, end of period (in millions)	$16	$18	$14	$11	$14	$34
Portfolio turnover rate L	62% K	46%	53%	72%	66%	72%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.26)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .30%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Value Strategies Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$50.65	$51.53	$39.30	$39.68	$39.04	$44.81
Income from Investment Operations
Net investment income (loss) A,B	.18	.43	.58 C	.43	.60 D	.52
Net realized and unrealized gain (loss)	(3.54)	2.47	12.00	1.07	4.46	(2.92)
Total from investment operations	(3.36)	2.90	12.58	1.50	5.06	(2.40)
Distributions from net investment income	(.35)	(.49)	(.35)	(.54) E	(.38)	(.61)
Distributions from net realized gain	(.65)	(3.29)	-	(1.34) E	(4.04)	(2.77)
Total distributions	(1.00)	(3.78)	(.35)	(1.88)	(4.42)	(3.37) F
Net asset value, end of period	$46.29	$50.65	$51.53	$39.30	$39.68	$39.04
Total Return G,H	(6.66)%	5.48%	32.24%	3.85%	16.63%	(5.89)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.90% K	.88%	.86%	.76%	.74%	.63%
Expenses net of fee waivers, if any	.90% K	.87%	.86%	.76%	.74%	.63%
Expenses net of all reductions	.90% K	.87%	.86%	.75%	.74%	.62%
Net investment income (loss)	.74% K	.87%	1.17% C	1.30%	1.66% D	1.26%
Supplemental Data
Net assets, end of period (in millions)	$502	$565	$513	$285	$332	$324
Portfolio turnover rate L	62% K	46%	53%	72%	66%	72%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .79%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.37%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Value Strategies Fund Class K

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$50.61	$51.49	$39.27	$39.65	$39.03	$44.82
Income from Investment Operations
Net investment income (loss) A,B	.21	.49	.64 C	.48	.64 D	.58
Net realized and unrealized gain (loss)	(3.53)	2.46	11.98	1.07	4.46	(2.93)
Total from investment operations	(3.32)	2.95	12.62	1.55	5.10	(2.35)
Distributions from net investment income	(.42)	(.54)	(.40)	(.59) E	(.44)	(.67)
Distributions from net realized gain	(.65)	(3.29)	-	(1.34) E	(4.04)	(2.77)
Total distributions	(1.07)	(3.83)	(.40)	(1.93)	(4.48)	(3.44)
Net asset value, end of period	$46.22	$50.61	$51.49	$39.27	$39.65	$39.03
Total Return F,G	(6.60)%	5.59%	32.41%	3.99%	16.80%	(5.80)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.77% J	.75%	.75%	.62%	.61%	.50%
Expenses net of fee waivers, if any	.77% J	.75%	.75%	.61%	.61%	.50%
Expenses net of all reductions	.77% J	.75%	.75%	.60%	.61%	.49%
Net investment income (loss)	.87% J	.99%	1.28% C	1.44%	1.79% D	1.39%
Supplemental Data
Net assets, end of period (in millions)	$55	$62	$54	$37	$49	$49
Portfolio turnover rate K	62% J	46%	53%	72%	66%	72%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Strategies Fund Class I

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$46.56	$47.69	$36.40	$36.90	$36.64	$42.27
Income from Investment Operations
Net investment income (loss) A,B	.16	.39	.54 C	.40	.55 D	.48
Net realized and unrealized gain (loss)	(3.24)	2.28	11.10	.98	4.12	(2.75)
Total from investment operations	(3.08)	2.67	11.64	1.38	4.67	(2.27)
Distributions from net investment income	(.36)	(.51)	(.35)	(.53) E	(.37)	(.59)
Distributions from net realized gain	(.65)	(3.29)	-	(1.34) E	(4.04)	(2.77)
Total distributions	(1.01)	(3.80)	(.35)	(1.88) F	(4.41)	(3.36)
Net asset value, end of period	$42.47	$46.56	$47.69	$36.40	$36.90	$36.64
Total Return G,H	(6.66)%	5.44%	32.23%	3.80%	16.64%	(5.95)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.91% K	.89%	.88%	.78%	.78%	.67%
Expenses net of fee waivers, if any	.90% K	.88%	.88%	.78%	.78%	.67%
Expenses net of all reductions	.90% K	.88%	.88%	.77%	.77%	.66%
Net investment income (loss)	.73% K	.86%	1.15% C	1.27%	1.63% D	1.22%
Supplemental Data
Net assets, end of period (in millions)	$330	$352	$256	$61	$72	$62
Portfolio turnover rate L	62% K	46%	53%	72%	66%	72%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .77%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.34%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Value Strategies Fund ,Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$269,582
Gross unrealized depreciation	(118,466)
Net unrealized appreciation (depreciation)	$151,116
Tax cost	$1,339,620

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Strategies Fund	470,761	512,092
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). For the reporting period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$390	$10
Class M	.25%	.25%	554	5
Class C	.75%	.25%	88	18
			$1,032	$33

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$121
Class M	10
Class C A	7
$138

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$275.18
Class M	183.17
Class C	18.20
Fidelity Value Strategies Fund	474.17
Class K	17.04
Class I	307.18
	$1,274

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Strategies Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Value Strategies Fund	$8

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Value Strategies Fund	Borrower	$5,685	5.07%	$13

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Strategies Fund	22,523	36,199	4,192

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Value Strategies Fund	$2
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Value Strategies Fund	$6	$-	$-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.
Expense reduction
Class M	$1

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $35.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Value Strategies Fund
Distributions to shareholders
Class A	$7,159	$21,936
Class M	4,122	18,416
Class C	374	1,360
Fidelity Value Strategies Fund	11,158	37,615
Class K	1,988	4,029
Class I	7,583	21,213
Total	$32,384	$104,569
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Value Strategies Fund
Class A
Shares sold	667	2,196	$26,229	$89,027
Reinvestment of distributions	158	488	6,023	20,592
Shares redeemed	(623)	(926)	(24,345)	(36,950)
Net increase (decrease)	202	1,758	$7,907	$72,669
Class M
Shares sold	140	311	$5,936	$13,538
Reinvestment of distributions	93	374	3,805	16,915
Shares redeemed	(296)	(668)	(12,530)	(28,828)
Net increase (decrease)	(63)	17	$(2,789)	$1,625
Class C
Shares sold	66	242	$2,144	$8,153
Reinvestment of distributions	11	38	360	1,324
Shares redeemed	(75)	(141)	(2,408)	(4,671)
Net increase (decrease)	2	139	$96	$4,806
Fidelity Value Strategies Fund
Shares sold	1,747	4,143	$86,537	$207,243
Reinvestment of distributions	219	684	10,304	35,310
Shares redeemed	(2,283)	(3,616)	(108,828)	(176,732)
Net increase (decrease)	(317)	1,211	$(11,987)	$65,821
Class K
Shares sold	958	569	$47,002	$28,021
Reinvestment of distributions	42	78	1,988	4,029
Shares redeemed	(1,036)	(485)	(48,744)	(23,528)
Net increase (decrease)	(36)	162	$246	$8,522
Class I
Shares sold	1,708	4,791	$76,698	$217,077
Reinvestment of distributions	166	430	7,191	20,448
Shares redeemed	(1,674)	(3,013)	(73,904)	(134,370)
Net increase (decrease)	200	2,208	$9,985	$103,155
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity Advisor® Value Strategies Fund
Class A	1.15%
Actual		$ 1,000	$ 932.30	$ 5.54
Hypothetical- B		$ 1,000	$ 1,019.20	$ 5.79
Class M	1.39%
Actual		$ 1,000	$ 931.10	$ 6.69
Hypothetical- B		$ 1,000	$ 1,018.00	$ 6.99
Class C	1.93%
Actual		$ 1,000	$ 928.70	$ 9.28
Hypothetical- B		$ 1,000	$ 1,015.31	$ 9.70
Fidelity® Value Strategies Fund	.90%
Actual		$ 1,000	$ 933.40	$ 4.34
Hypothetical- B		$ 1,000	$ 1,020.44	$ 4.53
Class K	.77%
Actual		$ 1,000	$ 934.00	$ 3.71
Hypothetical- B		$ 1,000	$ 1,021.09	$ 3.88
Class I	.90%
Actual		$ 1,000	$ 933.40	$ 4.34
Hypothetical- B		$ 1,000	$ 1,020.44	$ 4.53

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Value Strategies Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704744.125
SO-SANN-0723
Fidelity Advisor® Series Equity Growth Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	12.4
NVIDIA Corp.	6.9
Alphabet, Inc. Class A	5.3
Apple, Inc.	4.1
Uber Technologies, Inc.	3.2
Amazon.com, Inc.	3.2
UnitedHealth Group, Inc.	2.4
Vertex Pharmaceuticals, Inc.	2.2
Eli Lilly & Co.	2.0
CME Group, Inc.	1.8
43.5

Market Sectors (% of Fund's net assets)

Information Technology	37.3
Health Care	16.9
Industrials	12.6
Consumer Discretionary	10.9
Communication Services	9.5
Financials	6.2
Energy	4.1
Consumer Staples	1.4
Materials	0.5
Utilities	0.0
Real Estate	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.5%
Entertainment - 4.0%
Netflix, Inc. (a)	35,044	13,850,440
Universal Music Group NV (b)	775,853	15,390,637
Universal Music Group NV rights (a)	855,819	246,992
Warner Music Group Corp. Class A	380,326	9,298,971
		38,787,040
Interactive Media & Services - 5.5%
Alphabet, Inc. Class A (a)	424,352	52,140,130
Bumble, Inc. (a)	70,835	1,083,776
Epic Games, Inc. (a)(c)(d)	805	566,688
		53,790,594
Media - 0.0%
Innovid Corp. (a)	59,313	73,548
TOTAL COMMUNICATION SERVICES		92,651,182
CONSUMER DISCRETIONARY - 10.9%
Automobile Components - 0.0%
Mobileye Global, Inc. (e)	5,909	263,364
Automobiles - 1.1%
BYD Co. Ltd. (H Shares)	149,500	4,514,523
Ferrari NV	23,469	6,727,858
XPeng, Inc. ADR (a)(e)	4,400	34,672
		11,277,053
Broadline Retail - 4.2%
Amazon.com, Inc. (a)	257,498	31,049,109
Dollarama, Inc.	9,283	564,707
MercadoLibre, Inc. (a)	7,463	9,246,657
		40,860,473
Diversified Consumer Services - 0.2%
Laureate Education, Inc. Class A	201,933	2,443,389
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	59,416	6,522,094
Booking Holdings, Inc. (a)	2,037	5,110,364
Flutter Entertainment PLC (a)	48,986	9,588,301
Kura Sushi U.S.A., Inc. Class A (a)	16,471	1,342,222
		22,562,981
Specialty Retail - 1.9%
Five Below, Inc. (a)	40,079	6,914,429
RH (a)	6,389	1,565,177
TJX Companies, Inc.	127,975	9,827,200
		18,306,806
Textiles, Apparel & Luxury Goods - 1.2%
Compagnie Financiere Richemont SA Series A	1,274	202,841
LVMH Moet Hennessy Louis Vuitton SE	7,452	6,515,494
On Holding AG (a)	2,600	71,370
Samsonite International SA (a)(f)	1,900,548	4,825,124
		11,614,829
TOTAL CONSUMER DISCRETIONARY		107,328,895
CONSUMER STAPLES - 1.4%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	9,880	3,334,500
Monster Beverage Corp.	170,209	9,977,652
		13,312,152
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	157,994	4,305,337
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy, Inc.	96,600	13,501,782
Denbury, Inc. (a)	21,200	1,911,604
New Fortress Energy, Inc.	70,195	1,844,023
Range Resources Corp.	156,168	4,274,318
Reliance Industries Ltd.	476,053	14,219,414
		35,751,141
TOTAL ENERGY		40,056,478
FINANCIALS - 6.2%
Banks - 0.1%
HDFC Bank Ltd.	25,592	497,201
Capital Markets - 1.8%
CME Group, Inc.	101,296	18,106,660
Financial Services - 2.5%
Block, Inc. Class A (a)	82,474	4,980,605
MasterCard, Inc. Class A	48,051	17,539,576
One97 Communications Ltd. (a)	93,600	789,357
Rocket Companies, Inc. (a)(e)	155,554	1,247,543
		24,557,081
Insurance - 1.8%
American Financial Group, Inc.	35,842	4,023,981
Arthur J. Gallagher & Co.	38,984	7,809,665
BRP Group, Inc. (a)	74,663	1,497,740
Marsh & McLennan Companies, Inc.	23,841	4,128,784
		17,460,170
TOTAL FINANCIALS		60,621,112
HEALTH CARE - 16.9%
Biotechnology - 6.7%
2seventy bio, Inc. (a)(e)	11,500	136,965
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	220,830	55,208
rights (a)(d)	220,830	24,291
Affimed NV (a)	69,014	60,712
Alnylam Pharmaceuticals, Inc. (a)	29,839	5,520,513
Applied Therapeutics, Inc. (a)	4,900	6,321
Arcellx, Inc. (a)	6,279	277,218
Beam Therapeutics, Inc. (a)	5,476	174,684
Biogen, Inc. (a)	19,498	5,779,402
Cytokinetics, Inc. (a)	21,159	797,483
Evelo Biosciences, Inc. (a)(e)	61,000	8,327
Galapagos NV sponsored ADR (a)	59,305	2,452,855
Gamida Cell Ltd. (a)	321,345	674,825
Gamida Cell Ltd. warrants 4/21/28 (a)	59,930	74,872
Genmab A/S (a)	4,400	1,721,057
Hookipa Pharma, Inc. (a)	134,300	175,933
Immunocore Holdings PLC ADR (a)	20,086	1,108,345
Insmed, Inc. (a)	97,746	1,860,106
Legend Biotech Corp. ADR (a)	29,727	1,907,582
Prelude Therapeutics, Inc. (a)	4,000	22,320
Regeneron Pharmaceuticals, Inc. (a)	11,220	8,252,983
Repligen Corp. (a)	13,268	2,227,963
Rubius Therapeutics, Inc. (a)(e)	28,487	530
Seagen, Inc. (a)	45,409	8,886,541
Seres Therapeutics, Inc. (a)	54,600	270,270
Synlogic, Inc. (a)	159,700	83,843
Vertex Pharmaceuticals, Inc. (a)	66,147	21,403,185
Vor Biopharma, Inc. (a)	80,031	376,146
XOMA Corp. (a)	47,918	814,606
		65,155,086
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	250,614	12,901,609
Insulet Corp. (a)	856	234,758
Penumbra, Inc. (a)	7,127	2,190,412
		15,326,779
Health Care Providers & Services - 3.2%
HealthEquity, Inc. (a)	148,695	8,148,486
Option Care Health, Inc. (a)	7,150	196,983
UnitedHealth Group, Inc.	47,014	22,907,101
		31,252,570
Health Care Technology - 0.4%
Certara, Inc. (a)(e)	83,651	1,738,268
Evolent Health, Inc. (c)	53,800	1,489,345
Simulations Plus, Inc. (e)	13,667	603,945
		3,831,558
Life Sciences Tools & Services - 2.2%
Bio-Techne Corp.	29,159	2,384,915
Bruker Corp.	68,439	4,729,135
Charles River Laboratories International, Inc. (a)	16,676	3,224,805
Codexis, Inc. (a)	54,901	121,331
Danaher Corp.	20,056	4,605,259
Nanostring Technologies, Inc. (a)	14,449	85,105
Sartorius Stedim Biotech	7,783	2,043,207
Thermo Fisher Scientific, Inc.	8,972	4,561,903
		21,755,660
Pharmaceuticals - 2.8%
Aclaris Therapeutics, Inc. (a)	19,377	161,798
AstraZeneca PLC sponsored ADR	84,328	6,162,690
Eli Lilly & Co.	44,578	19,144,468
Nuvation Bio, Inc. (a)	41,625	67,433
Revance Therapeutics, Inc. (a)	77,992	2,383,436
		27,919,825
TOTAL HEALTH CARE		165,241,478
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	13,460	2,596,569
Spirit AeroSystems Holdings, Inc. Class A (e)	153,341	4,077,337
The Boeing Co. (a)	38,905	8,002,759
		14,676,665
Electrical Equipment - 1.7%
AMETEK, Inc.	21,901	3,177,178
Bloom Energy Corp. Class A (a)(e)	15,666	214,938
Eaton Corp. PLC	14,724	2,589,952
Hubbell, Inc. Class B	8,301	2,344,700
Rockwell Automation, Inc.	28,463	7,929,792
		16,256,560
Ground Transportation - 3.2%
Uber Technologies, Inc. (a)	833,630	31,619,586
Industrial Conglomerates - 1.4%
General Electric Co.	138,196	14,031,040
Machinery - 1.7%
Energy Recovery, Inc. (a)	29,770	708,824
Ingersoll Rand, Inc.	159,657	9,046,166
Parker Hannifin Corp.	14,089	4,514,679
Westinghouse Air Brake Tech Co.	25,451	2,357,526
		16,627,195
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	50,065	5,260,830
Professional Services - 1.7%
Equifax, Inc.	15,825	3,301,412
KBR, Inc.	188,994	11,154,426
TransUnion Holding Co., Inc.	32,084	2,309,406
		16,765,244
Trading Companies & Distributors - 0.9%
Ferguson PLC	57,827	8,398,282
TOTAL INDUSTRIALS		123,635,402
INFORMATION TECHNOLOGY - 37.3%
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd. (a)	261,131	6,630,116
Jabil, Inc.	54,278	4,858,967
		11,489,083
IT Services - 1.7%
Cloudflare, Inc. (a)	29,775	2,059,239
Gartner, Inc. (a)	6,067	2,080,132
MongoDB, Inc. Class A (a)	30,242	8,884,797
Shopify, Inc. Class A (a)	65,740	3,759,671
		16,783,839
Semiconductors & Semiconductor Equipment - 13.5%
Aixtron AG	101,664	3,152,478
Allegro MicroSystems LLC (a)	38,050	1,496,507
ASML Holding NV (depository receipt)	7,904	5,714,039
BE Semiconductor Industries NV	50,278	5,538,129
eMemory Technology, Inc.	5,992	358,919
Enphase Energy, Inc. (a)	19,090	3,319,369
KLA Corp.	12,788	5,664,956
Marvell Technology, Inc.	39,622	2,317,491
Monolithic Power Systems, Inc.	6,296	3,084,473
NVIDIA Corp.	178,238	67,434,565
NXP Semiconductors NV	42,246	7,566,259
Silicon Laboratories, Inc. (a)	1,800	253,206
SiTime Corp. (a)	41,086	4,074,499
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	171,696	16,927,509
Universal Display Corp.	37,332	5,500,124
		132,402,523
Software - 16.8%
Confluent, Inc. (a)	174,598	5,541,741
Elastic NV (a)	988	71,946
HashiCorp, Inc. (a)	74,228	2,548,990
HubSpot, Inc. (a)	14,553	7,538,308
Manhattan Associates, Inc. (a)	35,620	6,462,180
Microsoft Corp.	371,118	121,871,430
NICE Ltd. sponsored ADR (a)	8,300	1,709,302
Oracle Corp.	142,567	15,103,548
Palo Alto Networks, Inc. (a)	1,023	218,298
ServiceNow, Inc. (a)	5,808	3,164,082
Volue A/S (a)	181,855	265,078
		164,494,903
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	226,184	40,091,114
TOTAL INFORMATION TECHNOLOGY		365,261,462
MATERIALS - 0.2%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)	84,635	556,052
Metals & Mining - 0.1%
MP Materials Corp. (a)(e)	60,705	1,257,808
TOTAL MATERIALS		1,813,860
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Doma Holdings, Inc. (a)(c)	115,014	34,297
WeWork, Inc. (a)(e)	636,976	109,114
		143,411
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	13,809	418,689
TOTAL COMMON STOCKS (Cost $621,552,860)		970,484,121

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	26,300	110,460
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ASAPP, Inc. Series C (a)(c)(d)	90,925	338,241
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(d)	21,131	930,398
Series C3 (a)(c)(d)	26,414	1,163,008
Series C4 (a)(c)(d)	6,345	279,370
Series C5 (a)(c)(d)	13,150	578,995
		2,951,771
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,827,365)		3,400,472

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (g)	2,243,312	2,243,761
Fidelity Securities Lending Cash Central Fund 5.14% (g)(h)	5,907,765	5,908,356
TOTAL MONEY MARKET FUNDS (Cost $8,152,117)		8,152,117

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $632,532,342)	982,036,710
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(2,410,419)
NET ASSETS - 100.0%	979,626,291

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,490,802 or 0.6% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,825,124 or 0.5% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAPP, Inc. Series C	4/30/21	599,841

Doma Holdings, Inc.	3/02/21	1,150,140

ElevateBio LLC Series C	3/09/21	110,329

Epic Games, Inc.	3/29/21	712,425

Evolent Health, Inc.	3/28/23	1,560,200

Illuminated Holdings, Inc. Series C2	7/07/20	528,275

Illuminated Holdings, Inc. Series C3	7/07/20	792,420

Illuminated Holdings, Inc. Series C4	1/08/21	228,420

Illuminated Holdings, Inc. Series C5	6/16/21	568,080

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	8,265,413	187,258,774	193,280,426	212,948	-	-	2,243,761	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	7,581,305	75,407,653	77,080,602	77,836	-	-	5,908,356	0.0%
Total	15,846,718	262,666,427	270,361,028	290,784	-	-	8,152,117

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	92,651,182	76,446,865	15,637,629	566,688
Consumer Discretionary	107,328,895	96,096,037	11,232,858	-
Consumer Staples	13,312,152	13,312,152	-	-
Energy	40,056,478	40,056,478	-	-
Financials	60,621,112	60,123,911	497,201	-
Health Care	165,351,938	163,597,762	1,564,217	189,959
Industrials	123,635,402	123,635,402	-	-
Information Technology	365,599,703	365,261,462	-	338,241
Materials	4,765,631	1,813,860	-	2,951,771
Real Estate	143,411	143,411	-	-
Utilities	418,689	418,689	-	-

Money Market Funds	8,152,117	8,152,117	-	-
Total Investments in Securities:	982,036,710	949,058,146	28,931,905	4,046,659
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,313,721) - See accompanying schedule:
Unaffiliated issuers (cost $624,380,225)	$973,884,593
Fidelity Central Funds (cost $8,152,117)	8,152,117

Total Investment in Securities (cost $632,532,342)		$982,036,710
Foreign currency held at value (cost $2)		2
Receivable for investments sold		76,651,526
Receivable for fund shares sold		6,527
Dividends receivable		851,709
Distributions receivable from Fidelity Central Funds		56,797
Receivable from investment adviser for expense reductions		828
Other receivables		11,675
Total assets		1,059,615,774
Liabilities
Payable for investments purchased
Regular delivery	$6,601,446
Delayed delivery	246,992
Payable for fund shares redeemed	66,645,171
Other payables and accrued expenses	588,298
Collateral on securities loaned	5,907,576
Total Liabilities		79,989,483
Net Assets		$979,626,291
Net Assets consist of:
Paid in capital		$595,831,985
Total accumulated earnings (loss)		383,794,306
Net Assets		$979,626,291
Net Asset Value , offering price and redemption price per share ($979,626,291 ÷ 70,735,081 shares)		$13.85

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$4,537,592
Income from Fidelity Central Funds (including $77,836 from security lending)		290,784
Total Income		4,828,376
Expenses
Custodian fees and expenses	$21,666
Independent trustees' fees and expenses	3,077
Interest	5,337
Miscellaneous	756
Total expenses before reductions	30,836
Expense reductions	(7,627)
Total expenses after reductions		23,209
Net Investment income (loss)		4,805,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $59,039)	33,875,575
Foreign currency transactions	41,861
Total net realized gain (loss)		33,917,436
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $267,620)	47,168,842
Assets and liabilities in foreign currencies	(36,096)
Total change in net unrealized appreciation (depreciation)		47,132,746
Net gain (loss)		81,050,182
Net increase (decrease) in net assets resulting from operations		$85,855,349
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,805,167	$8,320,846
Net realized gain (loss)	33,917,436	45,053,325
Change in net unrealized appreciation (depreciation)	47,132,746	(251,222,565)
Net increase (decrease) in net assets resulting from operations	85,855,349	(197,848,394)
Distributions to shareholders	(49,123,120)	(197,714,407)
Share transactions
Proceeds from sales of shares	84,332,247	273,453,496
Reinvestment of distributions	49,123,120	197,714,406
Cost of shares redeemed	(172,922,540)	(216,449,387)
Net increase (decrease) in net assets resulting from share transactions	(39,467,173)	254,718,515
Total increase (decrease) in net assets	(2,734,944)	(140,844,286)

Net Assets
Beginning of period	982,361,235	1,123,205,521
End of period	$979,626,291	$982,361,235

Other Information
Shares
Sold	6,796,159	19,207,680
Issued in reinvestment of distributions	3,914,193	12,026,424
Redeemed	(13,038,550)	(15,067,731)
Net increase (decrease)	(2,328,198)	16,166,373

Financial Highlights
Fidelity Advisor® Series Equity Growth Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.45	$19.74	$19.73	$15.53	$14.20	$15.41
Income from Investment Operations
Net investment income (loss) A,B	.06	.12	.17 C	.10	.12	.13
Net realized and unrealized gain (loss)	1.02	(2.96)	4.20	6.02	2.33	1.05
Total from investment operations	1.08	(2.84)	4.37	6.12	2.45	1.18
Distributions from net investment income	(.11)	(.20)	(.13)	(.13)	(.13)	(.09)
Distributions from net realized gain	(.57)	(3.26)	(4.23)	(1.79)	(.99)	(2.30)
Total distributions	(.68)	(3.45) D	(4.36)	(1.92)	(1.12)	(2.39)
Net asset value, end of period	$13.85	$13.45	$19.74	$19.73	$15.53	$14.20
Total Return E,F	8.56%	(17.55)%	27.43%	44.43%	19.73%	8.96%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.01% I	-% J	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% I,J	-% J	-% J	.01%	.01%	.01%
Expenses net of all reductions	-% I,J	-% J	-% J	.01%	.01%	-% J
Net investment income (loss)	.97% I	.84%	.95% C	.65%	.84%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$979,626	$982,361	$1,123,206	$1,007,642	$977,722	$947,353
Portfolio turnover rate K	73% I	49%	51%	56%	52% L	38%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount represents less than .005%.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Advisor Series Equity Growth Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$381,519,709
Gross unrealized depreciation	(33,350,277)
Net unrealized appreciation (depreciation)	$348,169,432
Tax cost	$633,867,278

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity Growth Fund	355,555,973	437,624,206

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Equity Growth Fund	$5,350

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Series Equity Growth Fund	Borrower	$ 12,892,000	4.97%	$5,337

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Equity Growth Fund	10,870,372	21,532,403	463,521

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Series Equity Growth Fund	$8,429	$5,266	$143,558

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $7,627.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity Advisor® Series Equity Growth Fund	-%- D
Actual		$ 1,000	$ 1,085.60	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Series Equity Growth Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on April 19, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To reclassify the diversification status of the fund from diversified to non-diversified by eliminating the following fundamental policy: The fund may not with respect to 75% of fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,  or securities of other investment companies) if, as a result, (a) more than 5% of fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of outstanding voting securities of issuer.

	# of Votes	% of Votes
Affirmative	994,977,947.020	100.000
Against	0.000	0.000
Abstain	0.000	0.000
TOTAL	994,977,947.020	100.000

1.9860269.108
AXM1-SANN-0723
Fidelity Advisor® Dividend Growth Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.9
UnitedHealth Group, Inc.	2.7
Visa, Inc. Class A	2.6
Cigna Group	1.8
The Boeing Co.	1.7
Wells Fargo & Co.	1.6
Allison Transmission Holdings, Inc.	1.6
MasterCard, Inc. Class A	1.4
Marvell Technology, Inc.	1.4
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1.4
24.1

Market Sectors (% of Fund's net assets)

Information Technology	19.6
Health Care	13.8
Financials	12.7
Industrials	12.6
Energy	8.1
Consumer Staples	7.7
Utilities	6.7
Materials	5.5
Communication Services	5.0
Consumer Discretionary	4.5
Real Estate	3.0

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.1%
Cellnex Telecom SA (a)	134,800	5,462
Verizon Communications, Inc.	159,000	5,665
		11,127
Entertainment - 0.7%
Activision Blizzard, Inc.	93,600	7,507
Interactive Media & Services - 2.2%
Alphabet, Inc. Class A (b)	92,400	11,353
Meta Platforms, Inc. Class A (b)	45,600	12,071
		23,424
Media - 1.0%
Comcast Corp. Class A	278,150	10,945
TOTAL COMMUNICATION SERVICES		53,003
CONSUMER DISCRETIONARY - 4.5%
Diversified Consumer Services - 0.7%
H&R Block, Inc.	255,042	7,613
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	125,400	4,951
Churchill Downs, Inc.	21,800	2,961
Domino's Pizza, Inc.	31,600	9,159
Hilton Worldwide Holdings, Inc.	15,400	2,096
Restaurant Brands International, Inc. (c)	60,100	4,382
Starbucks Corp.	100	10
		23,559
Household Durables - 0.8%
D.R. Horton, Inc.	29,700	3,173
Lennar Corp. Class A	38,000	4,071
Sony Group Corp.	16,800	1,576
		8,820
Specialty Retail - 0.8%
TJX Companies, Inc.	62,000	4,761
Valvoline, Inc.	78,500	3,022
		7,783
TOTAL CONSUMER DISCRETIONARY		47,775
CONSUMER STAPLES - 7.7%
Beverages - 2.5%
Constellation Brands, Inc. Class A (sub. vtg.)	38,500	9,354
Keurig Dr. Pepper, Inc.	350,900	10,920
Molson Coors Beverage Co. Class B	26,500	1,639
The Coca-Cola Co.	84,600	5,047
		26,960
Consumer Staples Distribution & Retail - 2.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	158,400	7,670
Dollar General Corp.	24,900	5,007
Walmart, Inc.	55,000	8,078
		20,755
Food Products - 0.4%
The J.M. Smucker Co.	27,200	3,987
Household Products - 0.8%
Reynolds Consumer Products, Inc. (c)	327,761	8,994
Tobacco - 2.0%
Altria Group, Inc.	185,073	8,221
Philip Morris International, Inc.	141,500	12,736
		20,957
TOTAL CONSUMER STAPLES		81,653
ENERGY - 8.1%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	190,600	5,194
Schlumberger Ltd.	102,700	4,399
		9,593
Oil, Gas & Consumable Fuels - 7.2%
ARC Resources Ltd.	476,100	5,738
Arch Resources, Inc.	70,500	7,286
Canadian Natural Resources Ltd.	127,100	6,848
Cheniere Energy, Inc.	31,700	4,431
Cool Co. Ltd.	268,400	3,255
Energy Transfer LP	1,117,900	13,862
Enterprise Products Partners LP	447,200	11,328
Exxon Mobil Corp.	116,722	11,927
Reliance Industries Ltd. GDR (a)	85,900	5,077
Sitio Royalties Corp.	147,700	3,763
Viper Energy Partners LP	107,453	2,770
		76,285
TOTAL ENERGY		85,878
FINANCIALS - 12.7%
Banks - 2.8%
Bank of America Corp.	442,400	12,294
Wells Fargo & Co.	422,590	16,823
		29,117
Capital Markets - 1.7%
Brookfield Corp. Class A (c)	67,700	2,034
Intercontinental Exchange, Inc.	100,700	10,669
S&P Global, Inc.	14,548	5,345
		18,048
Financial Services - 5.4%
Apollo Global Management, Inc.	96,800	6,471
Fidelity National Information Services, Inc.	88,500	4,829
Global Payments, Inc.	39,800	3,888
MasterCard, Inc. Class A	41,400	15,112
Visa, Inc. Class A	123,200	27,231
		57,531
Insurance - 2.8%
Arthur J. Gallagher & Co.	49,500	9,916
Brookfield Asset Management Reinsurance Partners Ltd.	491	15
Chubb Ltd.	27,300	5,072
Marsh & McLennan Companies, Inc.	40,800	7,066
The Travelers Companies, Inc.	47,700	8,073
		30,142
TOTAL FINANCIALS		134,838
HEALTH CARE - 13.8%
Biotechnology - 1.2%
AbbVie, Inc.	20,200	2,787
Gilead Sciences, Inc.	126,700	9,748
		12,535
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	77,500	3,156
Becton, Dickinson & Co.	7,500	1,813
		4,969
Health Care Providers & Services - 7.0%
Cigna Group	79,600	19,694
CVS Health Corp.	80,100	5,449
Elevance Health, Inc.	15,800	7,076
HCA Holdings, Inc.	20,700	5,469
Humana, Inc.	17,200	8,632
UnitedHealth Group, Inc.	58,497	28,502
		74,822
Life Sciences Tools & Services - 1.6%
Danaher Corp.	39,100	8,978
Thermo Fisher Scientific, Inc.	15,100	7,678
		16,656
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	175,000	11,277
Eli Lilly & Co.	28,000	12,025
Novo Nordisk A/S Series B sponsored ADR	16,300	2,615
Perrigo Co. PLC	133,200	4,257
Roche Holding AG (participation certificate)	11,570	3,685
Royalty Pharma PLC	92,800	3,038
		36,897
TOTAL HEALTH CARE		145,879
INDUSTRIALS - 12.6%
Aerospace & Defense - 4.4%
Airbus Group NV	34,300	4,504
Howmet Aerospace, Inc.	109,200	4,668
L3Harris Technologies, Inc.	16,400	2,885
Lockheed Martin Corp.	8,300	3,685
Northrop Grumman Corp.	10,500	4,573
Spirit AeroSystems Holdings, Inc. Class A	116,600	3,100
Textron, Inc.	86,900	5,377
The Boeing Co. (b)	86,100	17,711
		46,503
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	10,000	1,670
Commercial Services & Supplies - 1.0%
GFL Environmental, Inc.	286,400	10,338
Industrial Conglomerates - 1.7%
General Electric Co.	118,187	12,000
Hitachi Ltd.	101,400	5,856
		17,856
Machinery - 1.8%
Allison Transmission Holdings, Inc.	354,443	16,765
Caterpillar, Inc.	13,600	2,798
		19,563
Marine Transportation - 0.3%
2020 Bulkers Ltd.	216,500	1,940
Himalaya Shipping Ltd.	207,000	1,047
		2,987
Professional Services - 2.5%
Equifax, Inc.	18,100	3,776
Genpact Ltd.	111,400	4,097
Leidos Holdings, Inc.	32,500	2,537
Paycom Software, Inc.	13,300	3,726
SS&C Technologies Holdings, Inc.	232,700	12,789
		26,925
Trading Companies & Distributors - 0.7%
United Rentals, Inc.	6,800	2,270
Watsco, Inc. (c)	17,000	5,514
		7,784
TOTAL INDUSTRIALS		133,626
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 0.6%
Cisco Systems, Inc.	126,200	6,268
Electronic Equipment, Instruments & Components - 0.4%
Jabil, Inc.	42,400	3,796
IT Services - 0.9%
Amdocs Ltd.	101,900	9,596
Semiconductors & Semiconductor Equipment - 7.1%
ASML Holding NV (Netherlands)	3,600	2,604
BE Semiconductor Industries NV	54,800	6,036
Broadcom, Inc.	10,400	8,403
Marvell Technology, Inc.	256,745	15,017
Microchip Technology, Inc.	13,400	1,008
Monolithic Power Systems, Inc.	4,500	2,205
NVIDIA Corp.	33,600	12,712
NXP Semiconductors NV	40,568	7,266
Skyworks Solutions, Inc.	25,100	2,598
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	148,400	14,631
Universal Display Corp.	17,600	2,593
		75,073
Software - 9.1%
Intuit, Inc.	31,300	13,118
Microsoft Corp.	254,700	83,643
		96,761
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	39,296	6,965
Samsung Electronics Co. Ltd.	167,820	9,060
		16,025
TOTAL INFORMATION TECHNOLOGY		207,519
MATERIALS - 5.5%
Chemicals - 0.7%
CF Industries Holdings, Inc.	41,000	2,522
International Flavors & Fragrances, Inc.	31,600	2,442
Shin-Etsu Chemical Co. Ltd.	91,900	2,829
		7,793
Metals & Mining - 4.3%
Agnico Eagle Mines Ltd. (Canada)	125,400	6,381
Barrick Gold Corp.	423,700	7,152
Freeport-McMoRan, Inc.	158,400	5,439
Glencore PLC	1,317,700	6,739
Newmont Corp.	245,600	9,959
Wheaton Precious Metals Corp.	218,600	9,907
		45,577
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	90,300	5,284
TOTAL MATERIALS		58,654
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	28,500	5,257
Crown Castle International Corp.	52,600	5,955
Digital Realty Trust, Inc.	14,900	1,527
Four Corners Property Trust, Inc.	151,300	3,888
National Retail Properties, Inc.	119,600	5,088
Public Storage	10,000	2,833
Simon Property Group, Inc.	14,300	1,504
Welltower, Inc.	68,400	5,103
		31,155
UTILITIES - 6.7%
Electric Utilities - 4.1%
Constellation Energy Corp.	88,833	7,464
Edison International	155,600	10,506
Exelon Corp.	174,300	6,911
FirstEnergy Corp.	246,800	9,228
PG&E Corp. (b)	81,066	1,373
Southern Co.	121,500	8,475
		43,957
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares	114,600	5,283
Independent Power and Renewable Electricity Producers - 1.7%
NextEra Energy Partners LP	86,500	5,183
The AES Corp.	273,600	5,401
Vistra Corp.	299,300	7,174
		17,758
Multi-Utilities - 0.4%
Dominion Energy, Inc.	83,100	4,178
TOTAL UTILITIES		71,176
TOTAL COMMON STOCKS (Cost $927,328)		1,051,156

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (d)	6,569,536	6,571
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	16,567,393	16,569
TOTAL MONEY MARKET FUNDS (Cost $23,140)		23,140

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $950,468)	1,074,296
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(15,303)
NET ASSETS - 100.0%	1,058,993

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,539,000 or 1.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	43,415	203,289	240,133	565	-	-	6,571	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	26,109	93,429	102,969	55	-	-	16,569	0.1%
Total	69,524	296,718	343,102	620	-	-	23,140

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	53,003	53,003	-	-
Consumer Discretionary	47,775	46,199	1,576	-
Consumer Staples	81,653	81,653	-	-
Energy	85,878	85,878	-	-
Financials	134,838	134,838	-	-
Health Care	145,879	142,194	3,685	-
Industrials	133,626	129,122	4,504	-
Information Technology	207,519	204,915	2,604	-
Materials	58,654	49,086	9,568	-
Real Estate	31,155	31,155	-	-
Utilities	71,176	71,176	-	-

Money Market Funds	23,140	23,140	-	-
Total Investments in Securities:	1,074,296	1,052,359	21,937	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,245) - See accompanying schedule:
Unaffiliated issuers (cost $927,328)	$1,051,156
Fidelity Central Funds (cost $23,140)	23,140

Total Investment in Securities (cost $950,468)		$1,074,296
Foreign currency held at value (cost $46)		46
Receivable for investments sold		15,622
Receivable for fund shares sold		348
Dividends receivable		2,063
Distributions receivable from Fidelity Central Funds		31
Other receivables		78
Total assets		1,092,484
Liabilities
Payable for investments purchased	$15,521
Payable for fund shares redeemed	469
Accrued management fee	445
Distribution and service plan fees payable	260
Other affiliated payables	187
Other payables and accrued expenses	40
Collateral on securities loaned	16,569
Total Liabilities		33,491
Net Assets		$1,058,993
Net Assets consist of:
Paid in capital		$932,417
Total accumulated earnings (loss)		126,576
Net Assets		$1,058,993

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($431,227 ÷ 26,142 shares) (a)		$16.50
Maximum offering price per share (100/94.25 of $16.50)		$17.51
Class M :
Net Asset Value and redemption price per share ($320,647 ÷ 19,520 shares) (a)		$16.43
Maximum offering price per share (100/96.50 of $16.43)		$17.03
Class C :
Net Asset Value and offering price per share ($40,132 ÷ 2,613 shares) (a)		$15.36
Class I :
Net Asset Value , offering price and redemption price per share ($236,859 ÷ 13,313 shares)		$17.79
Class Z :
Net Asset Value , offering price and redemption price per share ($30,128 ÷ 1,659 shares)		$18.16
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$11,232
Income from Fidelity Central Funds (including $55 from security lending)		620
Total Income		11,852
Expenses
Management fee
Basic fee	$2,930
Performance adjustment	(527)
Transfer agent fees	985
Distribution and service plan fees	1,578
Accounting fees	162
Custodian fees and expenses	22
Independent trustees' fees and expenses	4
Registration fees	41
Audit	31
Legal	2
Interest	5
Miscellaneous	4
Total expenses before reductions	5,237
Expense reductions	(28)
Total expenses after reductions		5,209
Net Investment income (loss)		6,643
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,553
Foreign currency transactions	16
Total net realized gain (loss)		2,569
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(35,699)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(35,697)
Net gain (loss)		(33,128)
Net increase (decrease) in net assets resulting from operations		$(26,485)
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,643	$12,545
Net realized gain (loss)	2,569	89,216
Change in net unrealized appreciation (depreciation)	(35,697)	(141,333)
Net increase (decrease) in net assets resulting from operations	(26,485)	(39,572)
Distributions to shareholders	(86,051)	(73,614)
Share transactions - net increase (decrease)	41,021	41,161
Total increase (decrease) in net assets	(71,515)	(72,025)

Net Assets
Beginning of period	1,130,508	1,202,533
End of period	$1,058,993	$1,130,508

Financial Highlights
Fidelity Advisor® Dividend Growth Fund Class A

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.40	$20.29	$16.20	$17.06	$17.97	$20.01
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.14	.27	.24 C	.28
Net realized and unrealized gain (loss)	(.57)	(.83)	4.19	(.35)	1.39	.58
Total from investment operations	(.47)	(.62)	4.33	(.08)	1.63	.86
Distributions from net investment income	(.12)	(.28)	(.24)	(.25)	(.27)	(.26)
Distributions from net realized gain	(1.31)	(.99)	-	(.54)	(2.27)	(2.65)
Total distributions	(1.43)	(1.27)	(.24)	(.78) D	(2.54)	(2.90) D
Net asset value, end of period	$16.50	$18.40	$20.29	$16.20	$17.06	$17.97
Total Return E,F,G	(2.46)%	(3.46)%	27.06%	(.60)%	12.84%	4.69%
Ratios to Average Net Assets A,H,I
Expenses before reductions	.91% J	.82%	.83%	.81%	.82%	.84%
Expenses net of fee waivers, if any	.91% J	.81%	.83%	.81%	.82%	.84%
Expenses net of all reductions	.91% J	.81%	.83%	.80%	.81%	.83%
Net investment income (loss)	1.22% J	1.16%	.73%	1.84%	1.53% C	1.58%
Supplemental Data
Net assets, end of period (in millions)	$431	$452	$477	$374	$421	$353
Portfolio turnover rate K	78% J	57%	54%	113%	75%	110%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Dividend Growth Fund Class M

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.29	$20.14	$16.08	$16.94	$17.85	$19.90
Income from Investment Operations
Net investment income (loss) A,B	.08	.17	.09	.23	.20 C	.24
Net realized and unrealized gain (loss)	(.57)	(.83)	4.17	(.35)	1.39	.57
Total from investment operations	(.49)	(.66)	4.26	(.12)	1.59	.81
Distributions from net investment income	(.07)	(.20)	(.20)	(.21)	(.23)	(.21)
Distributions from net realized gain	(1.31)	(.99)	-	(.54)	(2.27)	(2.65)
Total distributions	(1.37) D	(1.19)	(.20)	(.74) D	(2.50)	(2.86)
Net asset value, end of period	$16.43	$18.29	$20.14	$16.08	$16.94	$17.85
Total Return E,F,G	(2.58)%	(3.70)%	26.77%	(.85)%	12.59%	4.38%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.15% J	1.06%	1.07%	1.05%	1.07%	1.09%
Expenses net of fee waivers, if any	1.15% J	1.06%	1.07%	1.05%	1.07%	1.09%
Expenses net of all reductions	1.15% J	1.06%	1.07%	1.04%	1.06%	1.08%
Net investment income (loss)	.98% J	.92%	.49%	1.59%	1.28% C	1.33%
Supplemental Data
Net assets, end of period (in millions)	$321	$341	$368	$316	$376	$363
Portfolio turnover rate K	78% J	57%	54%	113%	75%	110%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.03%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Dividend Growth Fund Class C

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.17	$18.89	$15.10	$15.92	$16.92	$19.00
Income from Investment Operations
Net investment income (loss) A,B	.03	.06	(.01)	.14	.11 C	.14
Net realized and unrealized gain (loss)	(.53)	(.77)	3.92	(.34)	1.29	.54
Total from investment operations	(.50)	(.71)	3.91	(.20)	1.40	.68
Distributions from net investment income	- D	(.05)	(.12)	(.08)	(.14)	(.12)
Distributions from net realized gain	(1.31)	(.96)	-	(.54)	(2.27)	(2.65)
Total distributions	(1.31)	(1.01)	(.12)	(.62)	(2.40) E	(2.76) E
Net asset value, end of period	$15.36	$17.17	$18.89	$15.10	$15.92	$16.92
Total Return F,G,H	(2.84)%	(4.18)%	26.03%	(1.41)%	11.98%	3.86%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.70% K	1.60%	1.62%	1.61%	1.62%	1.61%
Expenses net of fee waivers, if any	1.69% K	1.60%	1.62%	1.61%	1.61%	1.61%
Expenses net of all reductions	1.69% K	1.60%	1.62%	1.60%	1.61%	1.60%
Net investment income (loss)	.43% K	.38%	(.06)%	1.04%	.73% C	.81%
Supplemental Data
Net assets, end of period (in millions)	$40	$45	$53	$56	$71	$137
Portfolio turnover rate L	78% K	57%	54%	113%	75%	110%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Dividend Growth Fund Class I

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.76	$21.72	$17.32	$18.18	$18.97	$20.97
Income from Investment Operations
Net investment income (loss) A,B	.13	.27	.20	.32	.29 C	.34
Net realized and unrealized gain (loss)	(.62)	(.89)	4.48	(.36)	1.50	.61
Total from investment operations	(.49)	(.62)	4.68	(.04)	1.79	.95
Distributions from net investment income	(.17)	(.35)	(.28)	(.28)	(.31)	(.30)
Distributions from net realized gain	(1.31)	(.99)	-	(.54)	(2.27)	(2.65)
Total distributions	(1.48)	(1.34)	(.28)	(.82)	(2.58)	(2.95)
Net asset value, end of period	$17.79	$19.76	$21.72	$17.32	$18.18	$18.97
Total Return D,E	(2.40)%	(3.23)%	27.37%	(.36)%	13.13%	4.93%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.59%	.60%	.57%	.58%	.60%
Expenses net of fee waivers, if any	.68% H	.58%	.60%	.57%	.58%	.60%
Expenses net of all reductions	.68% H	.58%	.60%	.56%	.57%	.59%
Net investment income (loss)	1.45% H	1.39%	.96%	2.08%	1.77% C	1.82%
Supplemental Data
Net assets, end of period (in millions)	$237	$239	$245	$180	$173	$166
Portfolio turnover rate I	78% H	57%	54%	113%	75%	110%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.52%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Dividend Growth Fund Class Z

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.15	$22.15	$17.65	$18.51	$19.28	$21.27
Income from Investment Operations
Net investment income (loss) A,B	.15	.31	.23	.35	.32 C	.38
Net realized and unrealized gain (loss)	(.63)	(.91)	4.57	(.37)	1.52	.62
Total from investment operations	(.48)	(.60)	4.80	(.02)	1.84	1.00
Distributions from net investment income	(.20)	(.41)	(.30)	(.31)	(.34)	(.34)
Distributions from net realized gain	(1.31)	(.99)	-	(.54)	(2.27)	(2.65)
Total distributions	(1.51)	(1.40)	(.30)	(.84) D	(2.61)	(2.99)
Net asset value, end of period	$18.16	$20.15	$22.15	$17.65	$18.51	$19.28
Total Return E,F	(2.27)%	(3.10)%	27.61%	(.22)%	13.25%	5.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.52% I	.43%	.45%	.41%	.43%	.45%
Expenses net of fee waivers, if any	.52% I	.43%	.44%	.41%	.43%	.45%
Expenses net of all reductions	.52% I	.43%	.44%	.40%	.42%	.44%
Net investment income (loss)	1.61% I	1.55%	1.12%	2.23%	1.92% C	1.98%
Supplemental Data
Net assets, end of period (in millions)	$30	$53	$60	$55	$13	$10
Portfolio turnover rate J	78% I	57%	54%	113%	75%	110%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.67%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), partnerships and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$175,041
Gross unrealized depreciation	(55,146)
Net unrealized appreciation (depreciation)	$119,895
Tax cost	$954,401

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Dividend Growth Fund	423,058	421,376

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$547	$9
Class M	.25%	.25%	819	7
Class C	.75%	.25%	212	21
			$1,578	$37

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$146
Class M	5
Class C A	7
$158

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$396.18
Class M	283.17
Class C	46.22
Class I	247.20
Class Z	13.04
	$985

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Dividend Growth Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Dividend Growth Fund	$8

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Dividend Growth Fund	Borrower	$16,256	5.07%	$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Dividend Growth Fund	34,434	22,140	(908)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Dividend Growth Fund	$1

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Dividend Growth Fund	$6	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by amount of less than five hundred dollars.   During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$2

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $26.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Dividend Growth Fund
Distributions to shareholders
Class A	$35,333	$30,177
Class M	25,458	21,723
Class C	3,428	2,797
Class I	17,847	15,231
Class Z	3,985	3,686
Total	$86,051	$73,614

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Dividend Growth Fund
Class A
Shares sold	1,427	2,949	$23,969	$54,415
Reinvestment of distributions	2,043	1,428	33,335	28,351
Shares redeemed	(1,906)	(3,325)	(31,705)	(60,441)
Net increase (decrease)	1,564	1,052	$25,599	$22,325
Class M
Shares sold	1,035	2,522	$17,198	$46,215
Reinvestment of distributions	1,546	1,082	25,135	21,418
Shares redeemed	(1,729)	(3,192)	(28,764)	(57,906)
Net increase (decrease)	852	412	$13,569	$9,727
Class C
Shares sold	233	549	$3,657	$9,531
Reinvestment of distributions	224	148	3,401	2,774
Shares redeemed	(454)	(877)	(7,039)	(14,974)
Net increase (decrease)	3	(180)	$19	$(2,669)
Class I
Shares sold	3,303	3,084	$57,894	$60,164
Reinvestment of distributions	992	699	17,449	14,853
Shares redeemed	(3,062)	(2,971)	(54,787)	(59,219)
Net increase (decrease)	1,233	812	$20,556	$15,798
Class Z
Shares sold	2,419	2,158	$43,570	$42,043
Reinvestment of distributions	201	157	3,613	3,397
Shares redeemed	(3,611)	(2,387)	(65,905)	(49,460)
Net increase (decrease)	(991)	(72)	$(18,722)	$(4,020)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity Advisor® Dividend Growth Fund
Class A	.91%
Actual		$ 1,000	$ 975.40	$ 4.48
Hypothetical- B		$ 1,000	$ 1,020.39	$ 4.58
Class M	1.15%
Actual		$ 1,000	$ 974.20	$ 5.66
Hypothetical- B		$ 1,000	$ 1,019.20	$ 5.79
Class C	1.69%
Actual		$ 1,000	$ 971.60	$ 8.31
Hypothetical- B		$ 1,000	$ 1,016.50	$ 8.50
Class I	.68%
Actual		$ 1,000	$ 976.00	$ 3.35
Hypothetical- B		$ 1,000	$ 1,021.54	$ 3.43
Class Z	.52%
Actual		$ 1,000	$ 977.30	$ 2.56
Hypothetical- B		$ 1,000	$ 1,022.34	$ 2.62

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Dividend Growth Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.721239.124
ADGF-SANN-0723
Fidelity® Real Estate High Income Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call  to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
BX Trust	9.2
BANK	5.4
Morgan Stanley Capital I Trust	4.9
Benchmark Mortgage Trust	4.8
BX Commercial Mortgage Trust	4.4
GS Mortgage Securities Trust	4.4
JPMorgan Chase Commercial Mortgage Securities Trust	3.3
Morgan Stanley BAML Trust	3.2
COMM Mortgage Trust	3.0
BBCMS Mortgage Trust	2.7
45.3

Top REIT Sectors (% of Fund's net assets)

Diversified Financial Services	2.5
Homebuilders/Real Estate	1.5
Hotels	1.0

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 1.8%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 0.8%
American Tower Corp.:
4.05% 3/15/32	1,785,000	1,627,040
5.65% 3/15/33	2,000,000	2,032,189
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)	1,635,000	1,586,315
TOTAL HOMEBUILDERS/REAL ESTATE		5,245,544
Hotels - 1.0%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	3,200,000	2,716,014
Marriott Ownership Resorts, Inc. 4.75% 1/15/28	2,250,000	2,008,567
Times Square Hotel Trust 8.528% 8/1/26 (b)	1,369,365	1,355,785
TOTAL HOTELS		6,080,366
TOTAL NONCONVERTIBLE BONDS (Cost $11,367,638)		11,325,910

Asset-Backed Securities - 3.0%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(c)(d)(e)	2,527,941	25
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (b)(c)(e)(f)	750,000	0
Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (b)(c)(e)(f)	2,670,000	0
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.4924% 1/28/40 (b)(c)(e)(f)(g)	3,078,262	0
DataBank Issuer, LLC Series 2021-1A Class C, 4.43% 2/27/51 (b)	1,500,000	1,299,894
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	1,068,000	910,281
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	2,033,805	1,713,682
Series 2021-1 Class F, 3.325% 9/17/41 (b)	902,095	711,774
Series 2021-2 Class G, 4.505% 12/17/26 (b)	5,345,779	4,380,208
Series 2021-3 Class F, 4.242% 1/17/41 (b)	1,229,025	1,015,394
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (c)	495,636	490,923
Progress Residential Series 2023-SFR1:
Class E1, 6.15% 3/17/40 (b)	648,000	610,855
Class E2, 6.6% 3/17/40 (b)	687,000	654,680
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (b)	1,228,000	1,171,756
Class G, 4.116% 9/17/36 (b)	998,000	944,246
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (b)	1,638,000	1,526,935
Class H, 5.268% 4/17/37 (b)	462,000	430,645
Series 2020-SFR3 Class H, 6.234% 10/17/27 (b)	966,000	894,915
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 9.8263% 12/5/36 (b)(c)(e)(f)	6,126,542	1
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)	664,000	651,482
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	574,000	539,864
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	672,000	590,824
TOTAL ASSET-BACKED SECURITIES (Cost $28,343,029)		18,538,384

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(c)	26,101	2,784
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.5997% 2/25/42 (b)(c)(e)	23,695	7,513
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.0197% 1/25/42 (b)(c)(e)	19,612	1,687
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.573% 6/25/43 (c)(e)(h)	81,912	31,084
Class 2B5, 3.573% 6/25/43 (c)(e)(h)	8,627	99
TOTAL U.S. GOVERNMENT AGENCY		40,383
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,111)		43,167

Commercial Mortgage Securities - 87.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 7.057% 4/15/36 (b)(c)(f)	4,028,000	3,915,195
Series 2015-200P Class F, 3.5958% 4/14/33 (b)(c)	2,588,000	2,197,817
BANK:
sequential payer:
Series 2021-BN33 Class A5, 2.556% 5/15/64	1,584,000	1,318,225
Series 2021-BN35 Class A5, 2.285% 6/15/64	2,650,000	2,150,886
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,895,000	1,601,161
Series 2022-BNK40, Class A4, 3.3935% 3/15/64 (c)	742,000	652,165
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	1,664,000	822,564
Class E, 2.5% 6/15/55 (b)	1,302,000	531,535
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	2,326,000	2,216,827
Series 2023-BNK45 Class C, 6.2795% 2/15/56 (c)	990,000	857,841
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	4,416,000	3,002,854
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	4,653,000	2,661,519
Class E, 2.8% 11/15/50 (b)(e)	2,625,000	1,009,433
Series 2018-BN10:
Class B, 4.078% 2/15/61 (c)	625,000	540,334
Class C, 4.163% 2/15/61 (c)	2,785,000	2,263,314
Series 2018-BN12 Class D, 3% 5/15/61 (b)	2,082,000	1,264,238
Series 2019-BN18 Class D, 3% 5/15/62 (b)	4,284,000	1,797,850
Series 2019-BN22 Class D, 2.5% 11/15/62 (b)	2,465,000	1,415,827
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	921,000	511,378
Series 2020-BN28 Class E, 2.5% 3/15/63 (b)	903,000	415,049
Series 2020-BN30:
Class E, 2.5% 12/15/53 (b)	735,000	334,916
Class MCDG, 2.9182% 12/15/53 (c)(e)	3,921,000	1,919,403
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	2,614,000	1,319,878
Series 2022-BNK44 Class C, 5.7458% 11/15/55 (c)	5,014,000	4,143,267
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (b)	2,201,000	1,510,151
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/49 (b)	726,000	527,172
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (b)	726,000	440,790
BBCMS Series 2022-C15, Class A5, 3.662% 4/15/55	3,015,000	2,703,754
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)(e)	3,013,000	1,350,293
Series 2022-C14 Class A5, 2.946% 2/15/55	3,302,000	2,799,788
Series 2022-C17 Class D, 2.5% 9/15/55 (b)	1,200,000	581,770
Series 2023-C19 Class A5, 5.451% 4/15/56	1,036,000	1,062,003
Series 2016-ETC Class D, 3.6089% 8/14/36 (b)(c)	1,749,000	1,349,174
Series 2020-C7 Class D, 3.603% 4/15/53 (b)(c)	840,000	470,497
Series 2022-C16 Class A5, 4.6% 6/15/55	4,573,000	4,402,978
Series 2022-C17 Class B, 4.889% 9/15/55	1,491,000	1,294,745
Series 2022-C18, Class B, 6.1484% 12/15/55 (c)	1,890,000	1,828,556
Series 2023 C19 Class B, 6.3333% 4/15/56 (c)	1,080,000	1,058,460
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(c)	1,680,000	1,031,517
Class 225E, 3.2943% 12/15/62 (b)(c)(e)	1,132,000	633,706
Series 2020-B22, Class A5, 1.973% 1/15/54	1,484,000	1,176,718
Series 2021-B29, Class A5, 2.3879% 9/15/54	2,055,000	1,667,016
Series 2022-B33 Class A5, 3.4582% 3/15/55	2,477,000	2,184,993
Series 2022-B34 Class A5, 3.786% 4/15/55	1,341,000	1,180,955
Series 2023-B38 Class A4, 5.5246% 4/15/56	1,264,000	1,298,588
Series 2018-B6 Class D, 3.1042% 10/10/51 (b)(c)(e)	1,877,000	1,166,904
Series 2018-B7 Class D, 3% 5/15/53 (b)(c)	833,000	530,638
Series 2019-B12 Class B, 3.5702% 8/15/52	1,186,000	977,340
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (b)(c)	4,074,000	3,431,143
Class D, 2.25% 7/15/53 (b)	1,500,000	786,370
Series 2020-B21 Class D, 2% 12/17/53 (b)	1,638,000	822,178
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(c)	3,049,000	2,009,681
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (b)(c)	6,055,000	3,430,765
Class 300E, 2.9942% 4/15/54 (b)(c)	1,113,000	652,206
Series 2022 B37 Class B, 5.7512% 11/15/55 (c)	980,000	919,281
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	3,003,000	1,479,216
Series 2022-B36 Class D, 2.5% 7/15/55 (b)	1,872,000	859,861
Series 2022-B37 Class C, 5.7512% 11/15/55 (c)	2,090,000	1,799,237
Series 2023 B38 Class B, 6.2447% 4/15/56	1,351,000	1,307,973
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 8.045% 8/15/36 (b)(c)(f)	1,165,500	1,086,743
Bmo 2023-C4 Mtg Trust Series 2023-C4:
Class B, 5.3964% 2/15/56 (c)	1,186,000	1,108,868
Class C, 5.8635% 2/15/56 (c)	1,147,000	997,261
BMO Mortgage Trust Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (b)(c)(e)	1,638,000	878,014
Class 360E, 3.9387% 2/17/55 (b)(c)	1,970,000	1,166,197
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 8.997% 10/15/38 (b)(c)(f)	642,214	590,071
BX Commercial Mortgage Trust:
floater:
Series 2019-CALM Class E, CME Term SOFR 1 Month Index + 2.110% 7.1735% 11/15/32 (b)(c)(f)	310,100	302,016
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 8.1938% 4/15/34 (b)(c)(f)	1,572,000	1,327,560
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 8.0541% 10/15/36 (b)(c)(f)	3,192,000	2,966,381
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 7.9093% 5/15/38 (b)(c)(f)	3,427,000	3,169,674
Class G, 1 month U.S. LIBOR + 3.950% 9.0593% 5/15/38 (b)(c)(f)	4,994,000	4,679,997
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(c)	9,422,000	7,581,820
Class E, 3.5488% 3/11/44 (b)(c)	8,563,000	6,697,228
Bx Commercial Mortgage Trust 2 floater Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 8.707% 4/15/34 (b)(c)(f)	3,255,000	3,127,167
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 9.482% 7/15/34 (b)(c)(f)	1,530,940	1,513,471
Series 2019-XL Class J, CME Term SOFR 1 Month Index + 2.760% 7.8238% 10/15/36 (b)(c)(f)	17,517,650	16,886,770
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 8.403% 11/15/38 (b)(c)(f)	2,541,000	2,381,358
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 8.4565% 10/15/26 (b)(c)(f)	4,374,000	3,990,443
Series 2021-LBA:
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.5745% 2/15/36 (b)(c)(f)	458,000	415,998
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.1745% 2/15/36 (b)(c)(f)	1,033,000	934,069
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.1735% 1/15/34 (b)(c)(f)	754,141	714,140
Class G, CME Term SOFR 1 Month Index + 4.010% 9.0735% 1/15/34 (b)(c)(f)	377,070	352,859
Series 2021-SOAR:
Class G, 1 month U.S. LIBOR + 2.800% 7.908% 6/15/38 (b)(c)(f)	3,083,446	2,881,926
Class J, 1 month U.S. LIBOR + 3.750% 8.858% 6/15/38 (b)(c)(f)	2,907,997	2,698,852
Series 2021-VOLT Class G, 1 month U.S. LIBOR + 2.850% 7.9574% 9/15/36 (b)(c)(f)	2,448,000	2,252,573
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.4093% 1/15/39 (b)(c)(f)	4,315,000	4,078,163
Class G, CME Term SOFR 1 Month Index + 4.200% 9.2593% 1/15/39 (b)(c)(f)	1,381,000	1,306,184
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	4,453,000	3,877,726
Series 2019-OC11 Class E, 3.944% 12/9/41 (b)(c)	14,678,000	12,148,185
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (b)(c)	709,000	381,709
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 10.389% 3/15/35 (b)(c)	2,283,000	2,214,331
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 8.357% 12/15/37 (b)(c)(f)	11,968,000	11,513,694
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (b)	4,073,000	1,574,432
Citigroup Commercial Mortgage Series 2023-SMRT Class D, 6.0475% 6/10/28 (b)(c)	2,611,000	2,490,019
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.154% 9/10/46 (b)(c)	7,323,000	6,813,409
Series 2019-GC41 Class D, 3% 8/10/56 (b)	2,273,000	1,351,280
Series 2020-420K Class E, 3.3118% 11/10/42 (b)(c)	2,081,000	1,470,342
Series 2020-GC46 Class E, 2.6% 2/15/53 (b)	329,000	150,714
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	3,129,000	1,510,313
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.150% 10.2633% 9/15/33 (b)(c)(f)	1,487,000	691,599
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,840,000	2,286,173
Series 2012-CR1:
Class D, 5.3182% 5/15/45 (b)(c)	7,226,000	4,990,010
Class G, 2.462% 5/15/45 (b)(e)	2,322,000	690,887
Series 2013-CR10 Class D, 4.8201% 8/10/46 (b)(c)	3,673,000	3,322,705
Series 2014-CR17 Class E, 4.8445% 5/10/47 (b)(c)	589,000	428,294
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)	4,405,000	3,697,907
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	2,000,070	1,340,048
Series 2019-CD4 Class C, 4.3497% 5/10/50 (c)	1,920,000	1,461,949
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	1,146,000	775,252
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7292% 11/10/49 (c)	1,680,000	855,323
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8451% 8/15/45 (b)(c)	234,087	213,815
Class E, 4.8451% 8/15/45 (b)(c)	5,385,400	4,576,194
Class F, 4.25% 8/15/45 (b)(e)	7,162,000	5,005,248
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)(e)	1,556,000	744,303
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 7.007% 12/15/31 (b)(c)(f)	2,385,600	2,230,463
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 2.9968% 11/13/39 (b)(c)	1,785,000	1,131,667
Class F, 2.9968% 11/13/39 (b)(c)	2,772,000	1,661,445
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 9.3243% 6/15/34 (b)(f)	2,561,600	2,178,490
Credit Suisse Mortgage Trust:
floater Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 9.0265% 11/15/23 (b)(c)(f)	7,098,000	6,927,918
Series 2019-UVIL Class E, 3.2833% 12/15/41 (b)(c)	2,289,000	1,514,071
Series 2020-NET Class F, 3.7042% 8/15/37 (b)(c)	918,000	757,604
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.6327% 5/15/26 (b)(c)(f)	3,269,728	3,072,401
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.6294% 10/15/51 (c)	777,000	606,805
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(c)	1,000,000	610,487
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (b)(c)	1,029,000	639,219
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 8.7229% 11/15/38 (b)(c)(f)	4,570,000	4,191,509
Extended Stay America Trust floater Series 2021-ESH Class F, 1 month U.S. LIBOR + 3.700% 8.808% 7/15/38 (b)(c)(f)	5,887,413	5,591,451
GS Mortgage Securities Corp. II Series 2010-C1 Class B, 5.148% 8/10/43 (b)	156,155	155,615
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 7.757% 10/15/36 (b)(c)(f)	2,550,000	2,292,110
GS Mortgage Securities Trust:
sequential payer:
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	2,965,000	2,583,061
Series 2020-GC45 Class A5, 2.9106% 2/13/53	2,586,000	2,246,099
Series 2011-GC5:
Class D, 5.1526% 8/10/44 (b)(c)	1,929,752	601,815
Class E, 5.1526% 8/10/44 (b)(c)(e)	2,432,000	220,905
Class F, 4.5% 8/10/44 (b)(e)	4,308,000	15,110
Series 2012-GCJ9 Class D, 4.6131% 11/10/45 (b)(c)	3,696,941	3,402,868
Series 2013-GC16:
Class D, 5.3239% 11/10/46 (b)(c)	3,923,000	3,453,125
Class F, 3.5% 11/10/46 (b)	2,530,000	2,000,343
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	2,058,050	1,565,832
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)	1,745,000	1,068,026
Series 2019-GC38 Class D, 3% 2/10/52 (b)	1,162,000	744,254
Series 2019-GC39 Class D, 3% 5/10/52 (b)	2,830,000	1,720,831
Series 2019-GC42:
Class C, 3.6924% 9/10/52 (c)	831,000	637,025
Class D, 2.8% 9/10/52 (b)	4,807,000	2,720,066
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)	2,499,000	1,784,144
Series 2020-GC45 Class SWD, 3.2185% 12/13/39 (b)(c)	1,764,000	1,150,781
Series 2020-GC47 Class D, 3.4541% 5/12/53 (b)(c)	756,000	459,446
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(c)	5,078,000	4,598,671
Class F, 4.1935% 11/5/38 (b)(c)	5,977,000	5,330,491
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	1,296,252	1,150,490
Class F, 4.101% 9/17/39 (b)	210,333	188,012
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (b)(c)	1,947,000	1,488,420
Series 2019-55HY Class F, 2.9428% 12/10/41 (b)(c)	1,617,000	1,073,917
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	2,083,000	1,873,594
Intown Mortgage Trust floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 10.0904% 8/15/39 (b)(c)(f)	1,623,000	1,610,797
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	604,000	456,657
Series 2015-C32 Class C, 4.6545% 11/15/48 (c)	1,500,000	1,014,306
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3822% 12/15/49 (b)(c)	2,418,000	1,549,067
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C7 Class D, 3% 10/15/50 (b)	1,355,000	766,988
Series 2018-C8 Class D, 3.3104% 6/15/51 (b)(c)	1,171,000	690,794
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)	1,354,000	730,029
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)	1,535,000	796,857
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2019-MFP Class F, 1 month U.S. LIBOR + 3.000% 8.107% 7/15/36 (b)(c)(f)	777,000	736,855
Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.450% 7.557% 4/15/38 (b)(c)(f)	3,060,000	2,921,690
Series 2011-C3:
Class E, 5.5257% 2/15/46 (b)(c)	3,008,000	1,227,393
Class G, 4.409% 2/15/46 (b)(c)	1,082,000	112,456
Class H, 4.409% 2/15/46 (b)(c)(e)	2,622,000	200,539
Series 2012-CBX:
Class E, 4.6897% 6/15/45 (b)(c)	2,587,032	2,222,103
Class F, 4% 6/15/45 (b)(e)	3,743,000	1,441,055
Class G 4% 6/15/45 (b)(e)	4,129,000	1,135,475
Series 2013-LC11:
Class D, 4.1392% 4/15/46 (c)	3,677,000	2,356,957
Class E, 3.25% 4/15/46 (b)(c)	104,000	46,284
Class F, 3.25% 4/15/46 (b)(c)(e)	5,894,000	664,236
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)(e)	3,213,000	8,038
Class E, 3.8046% 6/10/27 (b)(c)(e)	4,232,000	10,312
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(c)	2,150,000	552,550
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(c)	2,350,000	1,848,094
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	2,771,000	2,271,542
Class FFX, 4.6254% 1/16/37 (b)	2,388,000	1,893,013
Class GFX, 4.8445% 1/16/37 (b)(c)	942,000	710,980
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 7.257% 5/15/36 (b)(c)(f)	5,600,000	5,437,679
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.1235% 8/15/38 (b)(c)(f)	4,439,911	3,959,479
Liberty Street Trust Series 2016-225L Class E, 4.6485% 2/10/36 (b)(c)	2,063,000	1,672,473
LIFE Mortgage Trust floater Series 2021-BMR Class G, CME Term SOFR 1 Month Index + 3.060% 8.1235% 3/15/38 (b)(c)(f)	11,211,758	10,550,435
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(c)	1,976,000	1,051,620
Merit floater Series 2021-STOR:
Class E, 1 month U.S. LIBOR + 1.750% 6.857% 7/15/38 (b)(c)(f)	716,000	676,402
Class G, 1 month U.S. LIBOR + 2.750% 7.857% 7/15/38 (b)(c)(f)	735,000	688,842
Class J, 1 month U.S. LIBOR + 3.950% 9.057% 7/15/38 (b)(c)(f)	1,847,000	1,726,526
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, CME Term SOFR 1 Month Index + 3.310% 8.3744% 4/15/38 (b)(c)(f)	14,000,000	13,240,151
MHC Trust floater Series 2021-MHC2 Class F, CME Term SOFR 1 Month Index + 2.510% 7.507% 5/15/38 (b)(c)(f)	3,850,000	3,637,078
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, CME Term SOFR 1 Month Index + 3.950% 9.0168% 1/15/27 (b)(c)(f)	2,285,341	2,147,842
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (b)(c)	1,144,000	711,864
Class E, 3.4767% 2/10/42 (b)(c)	841,000	491,990
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (e)	1,666,000	927,049
Series 2012-C5 Class E, 4.6146% 8/15/45 (b)(c)	889,000	800,785
Series 2012-C6 Class D, 4.5222% 11/15/45 (b)(c)	3,633,000	3,051,608
Series 2012-C6, Class F, 4.5222% 11/15/45 (b)(c)(e)	1,575,000	976,497
Series 2013-C13:
Class D, 4.8895% 11/15/46 (b)(c)	5,150,000	4,798,522
Class E, 4.8895% 11/15/46 (b)(c)	1,666,000	1,481,724
Series 2013-C8 Class D, 4.1128% 12/15/48 (b)(c)	123,933	118,034
Series 2013-C9:
Class D, 3.9034% 5/15/46 (b)(c)	4,440,000	3,423,591
Class E, 3.9034% 5/15/46 (b)(c)	1,594,370	1,148,471
Series 2016-C30 Class D, 3% 9/15/49 (b)	798,000	422,940
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	2,932,000	1,973,403
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(c)	704	700
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(c)	3,616,253	3,307,378
Class F, 5.2113% 6/15/44 (b)(c)(e)	3,015,000	1,376,095
Series 2011-C3:
Class C, 5.0856% 7/15/49 (b)(c)	230,399	229,436
Class D, 5.0856% 7/15/49 (b)(c)	8,074,000	8,014,525
Class E, 5.0856% 7/15/49 (b)(c)(e)	2,610,000	2,272,683
Class F, 5.0856% 7/15/49 (b)(c)	984,000	560,024
Class G, 5.0856% 7/15/49 (b)(c)(e)	3,536,800	1,820,008
Series 2012-C4 Class D, 5.1638% 3/15/45 (b)(c)	787,462	736,212
Series 2015-MS1 Class D, 4.024% 5/15/48 (b)(c)	4,300,000	3,325,380
Series 2016-BNK2 Class C, 3% 11/15/49 (b)	4,506,000	2,915,103
Series 2017-H1 Class D, 2.546% 6/15/50 (b)	5,262,000	3,209,095
Series 2017-HR2 Class D, 2.73% 12/15/50	586,000	360,124
Series 2018-MP Class E, 4.276% 7/11/40 (b)(c)	3,059,000	1,944,017
Series 2020-CNP Class D, 2.4276% 4/5/42 (b)(c)	1,043,000	658,384
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 8.158% 10/15/37 (b)(c)(f)	935,805	894,587
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)	1,014,000	664,824
MSWF Commercial Mortgage Trust sequential payer Series 2023-1:
Class A5, 5.752% 5/15/33	1,899,000	1,967,363
Class C, 6.9055% 5/15/33	1,266,000	1,173,716
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 8.8574% 6/15/35 (b)(c)(e)(f)	222,000	36,214
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.400% 7.507% 11/15/34 (b)(c)(f)	638,000	598,689
Class F, 1 month U.S. LIBOR + 3.150% 8.257% 11/15/34 (b)(c)(f)	96,000	90,088
Class G, 1 month U.S. LIBOR + 4.150% 9.257% 11/15/34 (b)(c)(f)	572,000	534,104
Series 2019-10K:
Class E, 4.1346% 5/15/39 (b)(c)	2,293,000	1,734,686
Class F, 4.1346% 5/15/39 (b)(c)	3,014,000	2,171,093
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(c)	1,754,950	1,525,924
Class AMZ3, 3.5% 1/15/37 (b)(c)	822,675	700,122
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 7.505% 10/15/36 (b)(c)(f)	886,902	824,490
Class J, 1 month U.S. LIBOR + 3.340% 8.453% 10/15/36 (b)(c)(f)	1,473,510	1,369,824
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 8.458% 7/15/38 (b)(c)(f)	2,225,000	2,051,953
Class NR, 1 month U.S. LIBOR + 6.000% 11.108% 7/15/38 (b)(c)(f)	631,000	567,505
Prima Capital Ltd. floater Series 2021-9A Class C, 1 month U.S. LIBOR + 2.350% 7.4984% 12/15/37 (b)(c)(f)	1,000,000	938,004
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,480,867	1,505,674
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(c)	3,206,000	2,366,013
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (b)(c)	3,855,000	3,367,725
Class G, 3.7276% 3/15/37 (b)(c)	1,782,000	1,525,331
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 8.41% 1/15/39 (b)(c)(f)	3,360,000	3,149,805
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (b)(c)	2,499,000	1,513,224
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 8.3728% 10/15/38 (b)(c)(f)	3,339,000	3,055,414
Series 2021-MFP:
Class E, 1 month U.S. LIBOR + 2.020% 7.1342% 11/15/38 (b)(c)(f)	3,297,000	3,139,552
Class F, 1 month U.S. LIBOR + 2.620% 7.7323% 11/15/38 (b)(c)(f)	1,405,000	1,324,226
Series 2021-MFP2:
Class G, 1 month U.S. LIBOR + 2.960% 8.0745% 11/15/36 (b)(c)(f)	3,024,000	2,823,322
Class J, 1 month U.S. LIBOR + 3.910% 9.0225% 11/15/36 (b)(c)(f)	1,803,000	1,701,257
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 8.658% 11/15/36 (b)(c)(f)	3,319,000	3,051,672
Class G, 1 month U.S. LIBOR + 4.200% 9.307% 11/15/36 (b)(c)(f)	1,134,000	1,042,051
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 8.96% 6/15/26 (b)(c)(f)	1,008,000	944,660
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class E, 5% 5/10/45 (b)(c)(e)	1,477,846	990,157
Class F, 5% 5/10/45 (b)(c)(e)	2,484,000	118,902
Series 2018-C8 Class C, 4.685% 2/15/51 (c)	756,000	621,654
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)	2,090,000	1,694,784
Series 2012-WRM Class C, 4.238% 6/10/30 (b)(c)	890,000	758,068
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 10.107% 7/15/39 (b)(c)(f)	693,000	483,046
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 9.007% 7/15/39 (b)(c)(f)	3,009,000	2,177,635
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 9.6113% 1/18/37 (b)(c)(f)	4,664,500	4,351,064
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-SAVE Class E, 1 month U.S. LIBOR + 3.650% 8.757% 2/15/40 (b)(c)(f)	511,779	440,884
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	2,108,000	1,171,240
Series 2020-C58 Class A4, 2.092% 7/15/53	2,745,000	2,199,131
Series 20XX-C60 Class A4, 2.342% 8/15/54	2,703,000	2,192,184
Series 2015-NXS4 Class D, 3.6853% 12/15/48 (c)	1,834,000	1,510,151
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,526,000	828,514
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	1,250,000	876,675
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)	1,824,000	785,868
Series 2018-C44 Class D, 3% 5/15/51 (b)	3,949,000	2,368,541
Series 2019-C49:
Class B, 4.546% 3/15/52	450,000	388,524
Class C, 4.866% 3/15/52 (c)	3,713,000	3,124,920
Wells Fargo Commercial Mtg Trust 3.514% 10/15/52	1,459,000	1,152,065
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(e)	1,252,600	59,082
Series 2011-C3 Class D, 5.8545% 3/15/44 (b)(c)	1,284,756	250,527
Series 2011-C4:
Class D, 4.8463% 6/15/44 (b)(c)	1,616,000	1,376,164
Class E, 4.8463% 6/15/44 (b)(c)	1,274,000	877,858
Series 2011-C5:
Class E, 5.4542% 11/15/44 (b)(c)	1,001,884	941,184
Class F, 5.25% 11/15/44 (b)(c)	3,930,000	3,491,547
Class G, 5.25% 11/15/44 (b)(c)	1,255,150	1,059,604
Series 2013-C11 Class E, 3.9765% 3/15/45 (b)(c)	4,999,000	2,249,429
Series 2013-C13 Class D, 4.0816% 5/15/45 (b)(c)	1,499,000	1,350,556
Series 2013-C16 Class D, 4.9834% 9/15/46 (b)(c)	668,000	574,622
WFCM:
Series 2022-C62 Class D, 2.5% 4/15/55 (b)	2,352,000	1,101,300
Series 2022-C62, Class A4, 4% 4/15/55	2,074,000	1,886,510
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (b)(c)	1,695,000	498,692
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)	1,638,000	1,298,054
Class PR2, 3.516% 6/5/35 (b)(c)	4,354,000	3,285,613
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $647,161,557)		538,597,235

Common Stocks - 0.0%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Cyxtera Technologies, Inc. Class A (i) (Cost $919,192)	92,200	14,936

Preferred Stocks - 0.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
RLJ Lodging Trust Series A, 1.95%	45,550	1,068,148
Nonconvertible Preferred Stocks - 0.5%
Homebuilders/Real Estate - 0.5%
Arbor Realty Trust, Inc. Series F, 6.25% (c)	57,000	1,064,190
Digitalbridge Group, Inc.:
Series H, 7.125%	43,529	892,345
Series I, 7.15%	41,600	841,984
Dynex Capital, Inc. Series C 6.90% (c)	17,707	385,127
		3,183,646
TOTAL PREFERRED STOCKS (Cost $4,989,618)		4,251,794

Bank Loan Obligations - 2.5%
	Principal Amount (a)	Value ($)
Diversified Financial Services - 2.5%
Agellan Portfolio 9% 8/7/25 (e)(j)	908,000	908,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.0593% 1/9/24 (c)(e)(f)(j)	4,858,250	4,469,590
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.5577% 1/21/27 (c)(e)(f)(j)	2,792,918	2,792,918
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% 11/15/23 (e)(f)(g)(j)	11,130,675	7,457,552

TOTAL BANK LOAN OBLIGATIONS (Cost $19,686,619)		15,628,060

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(e)	3,000,000	0
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)(e)	3,100,000	31

TOTAL PREFERRED SECURITIES (Cost $6,004,704)		31

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (k) (Cost $21,790,318)	21,785,961	21,790,318

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $740,303,786)	610,189,835
NET OTHER ASSETS (LIABILITIES) - 0.8%	4,748,828
NET ASSETS - 100.0%	614,938,663

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $483,774,746 or 78.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Level 3 security
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,183 or 0.0% of net assets.

(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.573% 6/25/43	9/29/03	33,264

Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.573% 6/25/43	9/29/03	1,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	51,234,326	122,224,351	151,668,359	754,101	-	-	21,790,318	0.1%
Total	51,234,326	122,224,351	151,668,359	754,101	-	-	21,790,318

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Financials	1,449,317	1,449,317	-	-
Information Technology	14,936	14,936	-	-
Real Estate	2,802,477	1,734,329	1,068,148	-

Corporate Bonds	11,325,910	-	11,325,910	-

Asset-Backed Securities	18,538,384	-	18,538,358	26

Collateralized Mortgage Obligations	43,167	-	2,784	40,383

Commercial Mortgage Securities	538,597,235	-	512,926,687	25,670,548

Bank Loan Obligations	15,628,060	-	-	15,628,060

Preferred Securities	31	-	-	31

Money Market Funds	21,790,318	21,790,318	-	-
Total Investments in Securities:	610,189,835	24,988,900	543,861,887	41,339,048

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$18,789,614
Net Realized Gain (Loss) on Investment Securities	(3,004,386)
Net Unrealized Gain (Loss) on Investment Securities	(264,845)
Cost of Purchases	-
Proceeds of Sales	(890,975)
Amortization/Accretion	(322,615)
Transfers into Level 3	18,096,131
Transfers out of Level 3	(6,732,376)
Ending Balance	$25,670,548
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$(3,386,281)
Bank Loan Obligations
Beginning Balance	$19,001,704
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(3,374,010)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	366
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$15,628,060
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$(3,374,010)
Other Investments in Securities
Beginning Balance	$72,334
Net Realized Gain (Loss) on Investment Securities	7,397
Net Unrealized Gain (Loss) on Investment Securities	(187,192)
Cost of Purchases	269,973
Proceeds of Sales	(39,040)
Amortization/Accretion	(114,360)
Transfers into Level 3	34,944
Transfers out of Level 3	(3,616)
Ending Balance	$40,440
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$(187,192)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $718,513,468)	$588,399,517
Fidelity Central Funds (cost $21,790,318)	21,790,318

Total Investment in Securities (cost $740,303,786)		$610,189,835
Receivable for investments sold		2,665,099
Interest receivable		2,878,192
Distributions receivable from Fidelity Central Funds		146,746
Prepaid expenses		152
Other receivables		149
Total assets		615,880,173
Liabilities
Payable to custodian bank	$1,866
Distributions payable	455,484
Accrued management fee	364,202
Other affiliated payables	28,319
Audit fee payable	89,336
Other payables and accrued expenses	2,303
Total Liabilities		941,510
Net Assets		$614,938,663
Net Assets consist of:
Paid in capital		$810,442,800
Total accumulated earnings (loss)		(195,504,137)
Net Assets		$614,938,663
Net Asset Value , offering price and redemption price per share ($614,938,663 ÷ 89,772,149 shares)		$6.85

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$650,352
Interest		19,917,647
Income from Fidelity Central Funds		754,101
Total Income		21,322,100
Expenses
Management fee	$2,375,229
Transfer agent fees	51,090
Accounting fees and expenses	131,020
Custodian fees and expenses	3,261
Independent trustees' fees and expenses	2,361
Audit	91,690
Legal	358
Miscellaneous	3,843
Total expenses before reductions	2,658,852
Expense reductions	(10,759)
Total expenses after reductions		2,648,093
Net Investment income (loss)		18,674,007
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(31,575,025)
Total net realized gain (loss)		(31,575,025)
Change in net unrealized appreciation (depreciation) on investment securities		165,016
Net gain (loss)		(31,410,009)
Net increase (decrease) in net assets resulting from operations		$(12,736,002)
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,674,007	$37,432,420
Net realized gain (loss)	(31,575,025)	(18,182,556)
Change in net unrealized appreciation (depreciation)	165,016	(98,119,750)
Net increase (decrease) in net assets resulting from operations	(12,736,002)	(78,869,886)
Distributions to shareholders	(17,820,668)	(35,148,510)
Distributions to shareholders from tax return of capital	-	(3,443,243)
Total Distributions	(17,820,668)	(38,591,753)
Share transactions
Proceeds from sales of shares	14,500	1,542,700
Reinvestment of distributions	15,388,359	34,056,356
Cost of shares redeemed	(92,120,522)	(141,867,241)
Net increase (decrease) in net assets resulting from share transactions	(76,717,663)	(106,268,185)
Total increase (decrease) in net assets	(107,274,333)	(223,729,824)

Net Assets
Beginning of period	722,212,996	945,942,820
End of period	$614,938,663	$722,212,996

Other Information
Shares
Sold	2,098	206,697
Issued in reinvestment of distributions	2,187,455	4,453,015
Redeemed	(13,101,072)	(18,754,870)
Net increase (decrease)	(10,911,519)	(14,095,158)

Financial Highlights
Fidelity® Real Estate High Income Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.17	$8.24	$7.80	$8.77	$8.44	$8.60
Income from Investment Operations
Net investment income (loss) A,B	.194	.345	.305	.341	.418	.417
Net realized and unrealized gain (loss)	(.298)	(1.059)	.469	(.972)	.338	(.148)
Total from investment operations	(.104)	(.714)	.774	(.631)	.756	.269
Distributions from net investment income	(.216)	(.324)	(.334)	(.339)	(.426)	(.429)
Tax return of capital	-	(.032)	-	-	-	-
Total distributions	(.216)	(.356)	(.334)	(.339)	(.426)	(.429)
Net asset value, end of period	$6.85	$7.17	$8.24	$7.80	$8.77	$8.44
Total Return C,D	(1.92)%	(8.84)%	10.07%	(7.06)%	9.15%	3.23%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.78% G	.78%	.78%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.78% G	.78%	.78%	.79%	.80%	.80%
Expenses net of all reductions	.78% G	.78%	.78%	.79%	.79%	.80%
Net investment income (loss)	5.50% G	4.48%	3.74%	4.41%	4.83%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$614,939	$722,213	$945,943	$757,024	$821,523	$732,992
Portfolio turnover rate H	30% G	16%	22%	27%	26%	13% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities   may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities   are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

The Fund attempts to obtain prices from one or more third party pricing services or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing service or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Preferred Securities	$31	Recovery value	Recovery value	$0.00	Increase
Bank Loan Obligations	$15,628,060	Discounted cash flow	Yield	8.2% - 20.1% / 15.1%	Decrease
Asset-Backed Securities	$26	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$0.00	Increase
Commercial Mortgage Securities	$25,670,548	Indicative market price	Evaluated bid	$0.24 - $87.08 / $54.01	Increase
Collateralized Mortgage Obligations	$40,383	Indicative market price	Evaluated bid	$1.15 - $37.95 / $35.47	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, controlled foreign corporations, tax return of capital and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,544,890
Gross unrealized depreciation	(133,660,066)
Net unrealized appreciation (depreciation)	$(130,115,176)
Tax cost	$740,305,011

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(10,443,799)
Long-term	(20,993,830)
Total capital loss carryforward	$(31,437,629)

For the period ended November 30, 2022, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate High Income Fund	96,742,622	144,748,295
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .02% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Real Estate High Income Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Real Estate High Income Fund	$405

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Real Estate High Income Fund	$702
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,246.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $8,513.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Real Estate High Income Fund	3	67%
9. Credit and Liquidity Risk.
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Real Estate High Income Fund	.78%
Actual		$ 1,000	$ 980.80	$ 3.85
Hypothetical- B		$ 1,000	$ 1,021.04	$ 3.93

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Real Estate High Income Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.723505.124
REHI-SANN-0723
Fidelity Advisor® Series Small Cap Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Valvoline, Inc.	1.7
Eagle Materials, Inc.	1.6
Insight Enterprises, Inc.	1.6
KBR, Inc.	1.5
Extreme Networks, Inc.	1.4
Chemed Corp.	1.4
Churchill Downs, Inc.	1.4
Fabrinet	1.4
Constellium NV	1.4
Brookfield Infrastructure Corp. A Shares	1.4
14.8

Market Sectors (% of Fund's net assets)

Industrials	19.8
Health Care	14.6
Information Technology	14.4
Financials	14.2
Consumer Discretionary	13.2
Materials	5.7
Energy	4.0
Real Estate	3.8
Consumer Staples	3.6
Communication Services	2.8
Utilities	1.8
Investment Companies	0.9

Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Entertainment - 0.2%
Vivid Seats, Inc. Class A (a)	106,498	778,500
Interactive Media & Services - 1.5%
Cars.com, Inc. (a)	205,900	3,634,135
Ziff Davis, Inc. (a)	34,284	2,024,127
		5,658,262
Media - 0.5%
TechTarget, Inc. (a)	59,800	2,077,452
Wireless Telecommunication Services - 0.6%
Gogo, Inc. (a)	161,600	2,432,080
TOTAL COMMUNICATION SERVICES		10,946,294
CONSUMER DISCRETIONARY - 13.2%
Automobile Components - 3.0%
Adient PLC (a)	115,500	3,891,195
Fox Factory Holding Corp. (a)	34,200	3,041,064
Patrick Industries, Inc.	73,481	4,815,210
		11,747,469
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc. (a)	59,900	2,191,142
Churchill Downs, Inc.	41,000	5,568,620
Lindblad Expeditions Holdings (a)	117,800	1,116,744
		8,876,506
Household Durables - 1.8%
Skyline Champion Corp. (a)	57,691	3,353,578
Tempur Sealy International, Inc.	102,500	3,653,100
		7,006,678
Leisure Products - 0.3%
Clarus Corp. (b)	162,190	1,341,311
Specialty Retail - 4.7%
Academy Sports & Outdoors, Inc.	36,250	1,774,800
Aritzia, Inc. (a)	32,800	840,115
Lithia Motors, Inc. Class A (sub. vtg.)	6,300	1,469,664
Murphy U.S.A., Inc.	15,200	4,201,584
Musti Group OYJ	175,431	3,579,722
Valvoline, Inc.	174,700	6,725,948
		18,591,833
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	36,682	4,118,655
TOTAL CONSUMER DISCRETIONARY		51,682,452
CONSUMER STAPLES - 3.6%
Consumer Staples Distribution & Retail - 2.6%
BJ's Wholesale Club Holdings, Inc. (a)	40,120	2,513,518
Performance Food Group Co. (a)	86,900	4,804,701
Sprouts Farmers Market LLC (a)	79,000	2,730,240
		10,048,459
Food Products - 1.0%
Nomad Foods Ltd. (a)	234,700	4,001,635
TOTAL CONSUMER STAPLES		14,050,094
ENERGY - 4.0%
Energy Equipment & Services - 0.7%
TechnipFMC PLC (a)	220,800	2,901,312
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (a)	175,100	3,573,791
Denbury, Inc. (a)	55,300	4,986,401
Hess Midstream LP	70,799	1,974,584
Magnolia Oil & Gas Corp. Class A	119,600	2,311,868
		12,846,644
TOTAL ENERGY		15,747,956
FINANCIALS - 14.2%
Banks - 4.5%
ConnectOne Bancorp, Inc.	194,376	2,639,626
First Interstate Bancsystem, Inc.	141,900	3,128,895
Independent Bank Group, Inc.	76,034	2,537,255
Metropolitan Bank Holding Corp. (a)	51,200	1,448,960
Pinnacle Financial Partners, Inc.	60,900	2,962,785
ServisFirst Bancshares, Inc.	57,100	2,301,130
Trico Bancshares	77,300	2,516,888
		17,535,539
Capital Markets - 3.3%
Houlihan Lokey	38,300	3,343,973
Lazard Ltd. Class A	72,300	2,074,287
LPL Financial	15,400	2,999,612
Morningstar, Inc.	8,864	1,814,461
Patria Investments Ltd.	189,600	2,796,600
		13,028,933
Consumer Finance - 1.1%
PROG Holdings, Inc. (a)	133,508	4,356,366
Financial Services - 1.9%
Essent Group Ltd.	121,500	5,366,655
Walker & Dunlop, Inc.	28,100	2,056,639
		7,423,294
Insurance - 3.4%
Old Republic International Corp.	153,800	3,766,562
Primerica, Inc.	28,800	5,242,176
Selective Insurance Group, Inc.	46,427	4,490,884
		13,499,622
TOTAL FINANCIALS		55,843,754
HEALTH CARE - 14.6%
Biotechnology - 4.4%
Avid Bioservices, Inc. (a)	62,215	961,222
Blueprint Medicines Corp. (a)	25,600	1,446,912
Celldex Therapeutics, Inc. (a)	16,700	531,060
Cerevel Therapeutics Holdings (a)	45,700	1,489,820
Cytokinetics, Inc. (a)	45,500	1,714,895
Day One Biopharmaceuticals, Inc. (a)	28,100	373,730
Exelixis, Inc. (a)	51,900	1,000,632
Janux Therapeutics, Inc. (a)(b)	41,400	481,068
Keros Therapeutics, Inc. (a)	13,800	660,468
Legend Biotech Corp. ADR (a)	17,800	1,142,226
PepGen, Inc.	28,100	420,938
Prelude Therapeutics, Inc. (a)	59,465	331,815
PTC Therapeutics, Inc. (a)	32,500	1,364,025
Relay Therapeutics, Inc. (a)(b)	43,200	481,248
Vaxcyte, Inc. (a)	30,900	1,530,168
Verve Therapeutics, Inc. (a)(b)	49,500	766,260
Viking Therapeutics, Inc. (a)	34,200	751,032
Xenon Pharmaceuticals, Inc. (a)	45,100	1,737,703
Zentalis Pharmaceuticals, Inc. (a)	9,130	237,745
		17,422,967
Health Care Equipment & Supplies - 4.1%
Envista Holdings Corp. (a)	104,600	3,335,694
Heska Corp. (a)	11,268	1,349,118
Inspire Medical Systems, Inc. (a)	9,300	2,720,157
Merit Medical Systems, Inc. (a)	39,100	3,221,840
Neogen Corp. (a)	119,400	2,088,306
Tandem Diabetes Care, Inc. (a)	49,800	1,294,302
TransMedics Group, Inc. (a)	29,000	2,107,140
		16,116,557
Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc. (a)	53,700	3,792,831
Chemed Corp.	10,500	5,604,585
Option Care Health, Inc. (a)	46,966	1,293,913
The Ensign Group, Inc.	52,700	4,669,747
		15,361,076
Life Sciences Tools & Services - 0.7%
BioLife Solutions, Inc. (a)	53,500	1,249,225
Olink Holding AB ADR (a)	47,528	925,845
Quanterix Corp. (a)	18,203	356,961
		2,532,031
Pharmaceuticals - 1.5%
Arvinas Holding Co. LLC (a)	30,000	654,900
DICE Therapeutics, Inc. (a)	31,200	986,232
Edgewise Therapeutics, Inc. (a)	59,600	603,152
Intra-Cellular Therapies, Inc. (a)	29,300	1,739,834
Ventyx Biosciences, Inc. (a)	25,400	875,538
Verona Pharma PLC ADR (a)	38,800	834,976
		5,694,632
TOTAL HEALTH CARE		57,127,263
INDUSTRIALS - 19.8%
Aerospace & Defense - 0.7%
V2X, Inc. (a)	68,000	2,805,000
Building Products - 2.1%
CSW Industrials, Inc.	19,885	2,818,102
Masonite International Corp. (a)	61,900	5,451,533
		8,269,635
Commercial Services & Supplies - 0.6%
Tetra Tech, Inc.	18,500	2,543,195
Construction & Engineering - 1.8%
EMCOR Group, Inc.	31,000	5,110,040
Granite Construction, Inc.	49,400	1,787,786
		6,897,826
Electrical Equipment - 1.5%
Array Technologies, Inc. (a)	160,288	3,553,585
Atkore, Inc. (a)	21,600	2,522,232
		6,075,817
Ground Transportation - 0.8%
TFI International, Inc.	30,600	3,221,568
Machinery - 2.1%
ITT, Inc.	39,500	3,008,320
Luxfer Holdings PLC sponsored	147,200	2,113,792
Terex Corp.	66,400	3,078,968
		8,201,080
Professional Services - 6.1%
ASGN, Inc. (a)	42,400	2,774,232
Concentrix Corp.	39,313	3,447,750
FTI Consulting, Inc. (a)	18,900	3,553,389
KBR, Inc.	99,400	5,866,588
NV5 Global, Inc. (a)	37,468	3,395,350
TriNet Group, Inc. (a)(b)	53,600	4,763,432
		23,800,741
Trading Companies & Distributors - 4.1%
Applied Industrial Technologies, Inc.	28,300	3,479,768
Beacon Roofing Supply, Inc. (a)	42,600	2,723,844
Custom Truck One Source, Inc. Class A (a)	211,502	1,362,073
GMS, Inc. (a)	68,200	4,319,106
Rush Enterprises, Inc. Class A	80,432	4,204,181
		16,088,972
TOTAL INDUSTRIALS		77,903,834
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.4%
Extreme Networks, Inc. (a)	274,800	5,660,880
Electronic Equipment, Instruments & Components - 5.7%
Advanced Energy Industries, Inc.	40,800	4,004,520
Fabrinet (a)	49,100	5,559,102
Insight Enterprises, Inc. (a)	46,598	6,300,982
Napco Security Technologies, Inc.	58,782	2,186,103
TD SYNNEX Corp.	47,013	4,202,022
		22,252,729
IT Services - 1.1%
Endava PLC ADR (a)	32,801	1,600,689
Perficient, Inc. (a)	34,600	2,645,862
		4,246,551
Semiconductors & Semiconductor Equipment - 3.0%
AEHR Test Systems (a)(b)	77,200	2,549,144
Allegro MicroSystems LLC (a)	38,900	1,529,937
Axcelis Technologies, Inc. (a)	13,900	2,189,945
MACOM Technology Solutions Holdings, Inc. (a)	55,500	3,320,565
Synaptics, Inc. (a)	24,858	2,138,782
		11,728,373
Software - 2.7%
Five9, Inc. (a)	23,100	1,527,141
Intapp, Inc. (a)	97,819	4,134,809
Rapid7, Inc. (a)	32,800	1,565,216
Tenable Holdings, Inc. (a)	79,100	3,242,309
		10,469,475
Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology, Inc. (a)	89,700	2,152,800
TOTAL INFORMATION TECHNOLOGY		56,510,808
MATERIALS - 5.7%
Chemicals - 1.3%
Element Solutions, Inc.	208,800	3,743,784
Tronox Holdings PLC	132,800	1,412,992
		5,156,776
Construction Materials - 1.6%
Eagle Materials, Inc.	39,300	6,403,149
Metals & Mining - 2.8%
Commercial Metals Co.	122,700	5,245,425
Constellium NV (a)	371,800	5,539,820
		10,785,245
TOTAL MATERIALS		22,345,170
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Essential Properties Realty Trust, Inc.	211,092	5,051,432
Lamar Advertising Co. Class A	56,800	5,105,184
Urban Edge Properties	189,100	2,520,703
		12,677,319
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	267,933	2,124,709
TOTAL REAL ESTATE		14,802,028
UTILITIES - 1.8%
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	119,957	5,530,018
Multi-Utilities - 0.4%
Telecom Plus PLC	78,058	1,475,924
TOTAL UTILITIES		7,005,942
TOTAL COMMON STOCKS (Cost $331,740,937)		383,965,595

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	3,679,595	3,680,331
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	10,366,973	10,368,010
TOTAL MONEY MARKET FUNDS (Cost $14,048,341)		14,048,341

Equity Funds - 0.9%
	Shares	Value ($)
Small Blend Funds - 0.9%
iShares Russell 2000 Index ETF (b) (Cost $3,598,090)	20,500	3,562,285

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $349,387,368)	401,576,221
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(9,267,516)
NET ASSETS - 100.0%	392,308,705

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	3,753,464	71,508,886	71,582,019	100,322	-	-	3,680,331	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	7,058,236	36,518,941	33,209,167	36,788	-	-	10,368,010	0.0%
Total	10,811,700	108,027,827	104,791,186	137,110	-	-	14,048,341

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,946,294	10,946,294	-	-
Consumer Discretionary	51,682,452	51,682,452	-	-
Consumer Staples	14,050,094	14,050,094	-	-
Energy	15,747,956	15,747,956	-	-
Financials	55,843,754	55,843,754	-	-
Health Care	57,127,263	57,127,263	-	-
Industrials	77,903,834	77,903,834	-	-
Information Technology	56,510,808	56,510,808	-	-
Materials	22,345,170	22,345,170	-	-
Real Estate	14,802,028	14,802,028	-	-
Utilities	7,005,942	7,005,942	-	-

Money Market Funds	14,048,341	14,048,341	-	-

Equity Funds	3,562,285	3,562,285	-	-
Total Investments in Securities:	401,576,221	401,576,221	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,026,399) - See accompanying schedule:
Unaffiliated issuers (cost $335,339,027)	$387,527,880
Fidelity Central Funds (cost $14,048,341)	14,048,341

Total Investment in Securities (cost $349,387,368)		$401,576,221
Cash		8,480
Foreign currency held at value (cost $379,886)		379,691
Receivable for investments sold		200,997
Receivable for fund shares sold		957,846
Dividends receivable		313,724
Distributions receivable from Fidelity Central Funds		44,823
Receivable from investment adviser for expense reductions		3,734
Other receivables		4,663
Total assets		403,490,179
Liabilities
Payable for investments purchased	$151,935
Payable for fund shares redeemed	654,119
Other payables and accrued expenses	7,920
Collateral on securities loaned	10,367,500
Total Liabilities		11,181,474
Net Assets		$392,308,705
Net Assets consist of:
Paid in capital		$336,770,293
Total accumulated earnings (loss)		55,538,412
Net Assets		$392,308,705
Net Asset Value , offering price and redemption price per share ($392,308,705 ÷ 37,079,345 shares)		$10.58

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$1,315,171
Income from Fidelity Central Funds (including $36,788 from security lending)		137,110
Total Income		1,452,281
Expenses
Custodian fees and expenses	$14,770
Independent trustees' fees and expenses	1,300
Interest	2,430
Total expenses before reductions	18,500
Expense reductions	(8,868)
Total expenses after reductions		9,632
Net Investment income (loss)		1,442,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,430,653
Foreign currency transactions	314
Total net realized gain (loss)		5,430,967
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(24,250,122)
Assets and liabilities in foreign currencies	276
Total change in net unrealized appreciation (depreciation)		(24,249,846)
Net gain (loss)		(18,818,879)
Net increase (decrease) in net assets resulting from operations		$(17,376,230)
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,442,649	$4,070,375
Net realized gain (loss)	5,430,967	36,754,089
Change in net unrealized appreciation (depreciation)	(24,249,846)	(107,069,322)
Net increase (decrease) in net assets resulting from operations	(17,376,230)	(66,244,858)
Distributions to shareholders	(34,872,065)	(92,151,608)
Share transactions
Proceeds from sales of shares	51,194,147	93,304,376
Reinvestment of distributions	34,872,065	92,151,608
Cost of shares redeemed	(48,391,324)	(128,622,536)
Net increase (decrease) in net assets resulting from share transactions	37,674,888	56,833,448
Total increase (decrease) in net assets	(14,573,407)	(101,563,018)

Net Assets
Beginning of period	406,882,112	508,445,130
End of period	$392,308,705	$406,882,112

Other Information
Shares
Sold	4,628,615	7,557,448
Issued in reinvestment of distributions	3,216,980	6,549,510
Redeemed	(4,238,945)	(10,479,350)
Net increase (decrease)	3,606,650	3,627,608

Financial Highlights
Fidelity Advisor® Series Small Cap Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.16	$17.04	$12.88	$11.72	$11.41	$12.72
Income from Investment Operations
Net investment income (loss) A,B	.04	.11	.11	.09	.09	.10
Net realized and unrealized gain (loss)	(.57)	(1.91)	4.49	1.42	1.32	(.58)
Total from investment operations	(.53)	(1.80)	4.60	1.51	1.41	(.48)
Distributions from net investment income	(.11)	(.12)	(.12)	(.07)	(.11) C	(.07)
Distributions from net realized gain	(.94)	(2.97)	(.32)	(.28)	(.99) C	(.76)
Total distributions	(1.05)	(3.08) D	(.44)	(.35)	(1.10)	(.83)
Net asset value, end of period	$10.58	$12.16	$17.04	$12.88	$11.72	$11.41
Total Return E,F	(4.57)%	(13.01)%	36.69%	13.21%	15.27%	(4.02)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.01% I	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% I,J	-% J	-% J	.01%	.01%	.01%
Expenses net of all reductions	-% I,J	-% J	-% J	.01%	.01%	-% J
Net investment income (loss)	.73% I	.92%	.68%	.85%	.89%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$392,309	$406,882	$508,445	$467,212	$469,471	$441,154
Portfolio turnover rate K	32% I	57%	51%	58%	76%	82%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount represents less than .005%.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Advisor Series Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), partnerships and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$89,678,066
Gross unrealized depreciation	(39,414,867)
Net unrealized appreciation (depreciation)	$50,263,199
Tax cost	$351,313,022
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Small Cap Fund	67,975,893	62,541,983
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Small Cap Fund	$1,712

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Series Small Cap Fund	Borrower	$3,052,000	4.78%	$2,430

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Small Cap Fund	3,215,454	5,007,682	(480,717)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Series Small Cap Fund	$3,967	$-	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $8,868.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity Advisor® Series Small Cap Fund	-%- D
Actual		$ 1,000	$ 954.30	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Series Small Cap Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.967944.109
AXS5-SANN-0723
Fidelity Advisor® Equity Growth Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	12.4
NVIDIA Corp.	6.9
Alphabet, Inc. Class A	5.3
Apple, Inc.	4.1
Uber Technologies, Inc.	3.2
Amazon.com, Inc.	3.2
UnitedHealth Group, Inc.	2.4
Vertex Pharmaceuticals, Inc.	2.2
Eli Lilly & Co.	2.0
CME Group, Inc.	1.9
43.6

Market Sectors (% of Fund's net assets)

Information Technology	37.1
Health Care	16.8
Industrials	12.6
Consumer Discretionary	10.9
Communication Services	9.5
Financials	6.2
Energy	3.9
Consumer Staples	1.3
Materials	0.4
Utilities	0.0
Real Estate	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.5%
Entertainment - 4.0%
Netflix, Inc. (a)	228,721	90,397
Universal Music Group NV (b)	5,072,145	100,616
Universal Music Group NV rights (a)	4,998,494	1,443
Warner Music Group Corp. Class A	2,482,213	60,690
		253,146
Interactive Media & Services - 5.5%
Alphabet, Inc. Class A (a)	2,769,553	340,295
Bumble, Inc. (a)	462,310	7,073
Epic Games, Inc. (a)(c)(d)	3,289	2,315
		349,683
Media - 0.0%
Innovid Corp. (a)	242,614	301
TOTAL COMMUNICATION SERVICES		603,130
CONSUMER DISCRETIONARY - 10.9%
Automobile Components - 0.0%
Mobileye Global, Inc. (e)	39,900	1,778
Automobiles - 1.1%
BYD Co. Ltd. (H Shares)	910,925	27,508
Ferrari NV	153,177	43,911
XPeng, Inc. ADR (a)(e)	19,500	154
		71,573
Broadline Retail - 4.2%
Amazon.com, Inc. (a)	1,680,572	202,643
Dollarama, Inc.	56,000	3,407
MercadoLibre, Inc. (a)	48,710	60,352
		266,402
Diversified Consumer Services - 0.2%
Laureate Education, Inc. Class A	1,317,928	15,947
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	387,786	42,567
Booking Holdings, Inc. (a)	13,301	33,369
Flutter Entertainment PLC (a)	319,713	62,579
Kura Sushi U.S.A., Inc. Class A (a)	107,500	8,760
		147,275
Household Durables - 0.0%
Blu Investments LLC (a)(c)(d)	12,123,162	4
Specialty Retail - 1.9%
Five Below, Inc. (a)(e)	261,578	45,127
RH (a)	41,702	10,216
TJX Companies, Inc.	835,237	64,138
		119,481
Textiles, Apparel & Luxury Goods - 1.2%
Compagnie Financiere Richemont SA Series A	10,550	1,680
LVMH Moet Hennessy Louis Vuitton SE	48,638	42,526
On Holding AG (a)	11,400	313
Samsonite International SA (a)(f)	11,675,075	29,641
		74,160
TOTAL CONSUMER DISCRETIONARY		696,620
CONSUMER STAPLES - 1.3%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	52,768	17,809
Monster Beverage Corp.	1,110,879	65,120
		82,929
ENERGY - 3.9%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	1,031,160	28,099
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy, Inc.	630,400	88,111
Denbury, Inc. (a)	96,800	8,728
New Fortress Energy, Inc.	458,132	12,035
Range Resources Corp.	1,019,237	27,897
Reliance Industries Ltd.	2,883,932	86,141
		222,912
TOTAL ENERGY		251,011
FINANCIALS - 6.2%
Banks - 0.0%
HDFC Bank Ltd.	160,292	3,114
Capital Markets - 1.9%
CME Group, Inc.	661,117	118,175
Financial Services - 2.5%
Block, Inc. Class A (a)	538,275	32,506
MasterCard, Inc. Class A	313,610	114,474
One97 Communications Ltd. (a)	562,300	4,742
Rocket Companies, Inc. (a)(e)	902,400	7,237
		158,959
Insurance - 1.8%
American Financial Group, Inc.	233,925	26,263
Arthur J. Gallagher & Co.	254,433	50,971
BRP Group, Inc. (a)	487,293	9,775
Marsh & McLennan Companies, Inc.	155,600	26,947
		113,956
TOTAL FINANCIALS		394,204
HEALTH CARE - 16.8%
Biotechnology - 6.6%
2seventy bio, Inc. (a)	57,100	680
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	1,000,100	250
rights (a)(d)	1,000,100	110
Affimed NV (a)	337,485	297
Alnylam Pharmaceuticals, Inc. (a)	194,747	36,030
Applied Therapeutics, Inc. (a)	56,090	72
Arcellx, Inc. (a)	42,000	1,854
Beam Therapeutics, Inc. (a)	45,900	1,464
Biogen, Inc. (a)	127,255	37,720
Cytokinetics, Inc. (a)	138,100	5,205
Evelo Biosciences, Inc. (a)	268,200	37
Galapagos NV sponsored ADR (a)	387,060	16,009
Gamida Cell Ltd. (a)(e)	1,895,116	3,980
Gamida Cell Ltd. warrants 4/21/28 (a)	354,200	443
Genmab A/S (a)	29,000	11,343
Hookipa Pharma, Inc. (a)	669,700	877
Immunocore Holdings PLC ADR (a)	133,988	7,393
Insmed, Inc. (a)(e)	637,949	12,140
Legend Biotech Corp. ADR (a)	158,800	10,190
Prelude Therapeutics, Inc. (a)	17,000	95
Regeneron Pharmaceuticals, Inc. (a)	73,229	53,864
Repligen Corp. (a)	86,600	14,542
Rubius Therapeutics, Inc. (a)(e)	80,596	1
Seagen, Inc. (a)	296,368	57,999
Seres Therapeutics, Inc. (a)	235,000	1,163
Synlogic, Inc. (a)	647,800	340
Vertex Pharmaceuticals, Inc. (a)	431,715	139,690
Vor Biopharma, Inc. (a)	474,939	2,232
XOMA Corp. (a)	291,100	4,949
		420,969
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	1,635,647	84,203
Insulet Corp. (a)	5,000	1,371
Penumbra, Inc. (a)	46,516	14,296
		99,870
Health Care Providers & Services - 3.2%
HealthEquity, Inc. (a)	970,468	53,182
Option Care Health, Inc. (a)	46,500	1,281
UnitedHealth Group, Inc.	306,840	149,505
		203,968
Health Care Technology - 0.4%
Certara, Inc. (a)(e)	545,958	11,345
Evolent Health, Inc. (c)	304,700	8,435
Simulations Plus, Inc. (e)	94,400	4,172
		23,952
Life Sciences Tools & Services - 2.2%
Bio-Techne Corp.	190,311	15,566
Bruker Corp.	446,671	30,865
Charles River Laboratories International, Inc. (a)	108,838	21,047
Codexis, Inc. (a)	365,704	808
Danaher Corp.	130,901	30,057
Nanostring Technologies, Inc. (a)	62,300	367
Sartorius Stedim Biotech	50,800	13,336
Thermo Fisher Scientific, Inc.	58,560	29,775
		141,821
Pharmaceuticals - 2.8%
Aclaris Therapeutics, Inc. (a)	156,900	1,310
AstraZeneca PLC sponsored ADR	550,376	40,221
Eli Lilly & Co.	290,945	124,949
Nuvation Bio, Inc. (a)	186,501	302
Revance Therapeutics, Inc. (a)	509,024	15,556
		182,338
TOTAL HEALTH CARE		1,072,918
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	87,853	16,948
Spirit AeroSystems Holdings, Inc. Class A (e)	1,000,788	26,611
The Boeing Co. (a)	253,919	52,231
		95,790
Electrical Equipment - 1.7%
AMETEK, Inc.	142,941	20,736
Bloom Energy Corp. Class A (a)(e)	87,000	1,194
Eaton Corp. PLC	96,100	16,904
Hubbell, Inc. Class B	54,178	15,303
Rockwell Automation, Inc.	185,767	51,755
		105,892
Ground Transportation - 3.2%
Uber Technologies, Inc. (a)	5,440,722	206,367
Industrial Conglomerates - 1.4%
General Electric Co.	901,945	91,574
Machinery - 1.7%
Energy Recovery, Inc. (a)	194,300	4,626
Ingersoll Rand, Inc.	1,042,010	59,040
Parker Hannifin Corp.	91,954	29,466
Westinghouse Air Brake Tech Co.	166,110	15,387
		108,519
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	326,754	34,335
Professional Services - 1.7%
Equifax, Inc.	103,286	21,548
KBR, Inc.	1,233,480	72,800
TransUnion Holding Co., Inc.	209,400	15,073
		109,421
Trading Companies & Distributors - 0.9%
Ferguson PLC	377,413	54,812
TOTAL INDUSTRIALS		806,710
INFORMATION TECHNOLOGY - 37.1%
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd. (a)	1,509,981	38,338
Jabil, Inc.	334,251	29,922
		68,260
IT Services - 1.7%
Cloudflare, Inc. (a)	194,331	13,440
Gartner, Inc. (a)	39,600	13,577
MongoDB, Inc. Class A (a)	197,381	57,989
Shopify, Inc. Class A (a)	429,056	24,538
		109,544
Semiconductors & Semiconductor Equipment - 13.4%
Aixtron AG	663,516	20,575
Allegro MicroSystems LLC (a)	248,336	9,767
ASML Holding NV (depository receipt)	51,586	37,293
BE Semiconductor Industries NV	328,142	36,145
eMemory Technology, Inc.	36,000	2,156
Enphase Energy, Inc. (a)	124,596	21,665
KLA Corp.	83,462	36,973
Marvell Technology, Inc.	258,600	15,126
Monolithic Power Systems, Inc.	41,095	20,133
NVIDIA Corp.	1,163,280	440,115
NXP Semiconductors NV	254,066	45,503
Silicon Laboratories, Inc. (a)	7,020	988
SiTime Corp. (a)	268,151	26,593
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,120,583	110,478
Universal Display Corp.	243,652	35,897
		859,407
Software - 16.8%
Confluent, Inc. (a)	1,139,527	36,169
Elastic NV (a)	3,012	219
HashiCorp, Inc. (a)	484,458	16,636
HubSpot, Inc. (a)	94,874	49,144
Manhattan Associates, Inc. (a)	232,480	42,177
Microsoft Corp.	2,422,119	795,402
NICE Ltd. sponsored ADR (a)	50,300	10,359
Oracle Corp.	930,474	98,574
Palo Alto Networks, Inc. (a)	5,820	1,242
ServiceNow, Inc. (a)	37,700	20,538
Volue A/S (a)	1,207,600	1,760
		1,072,220
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,476,199	261,656
TOTAL INFORMATION TECHNOLOGY		2,371,087
MATERIALS - 0.2%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)	510,800	3,356
Metals & Mining - 0.1%
MP Materials Corp. (a)(e)	396,197	8,209
TOTAL MATERIALS		11,565
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Doma Holdings, Inc. (a)(c)	487,314	145
WeWork, Inc. (a)(e)	3,567,400	611
		756
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	82,400	2,498
TOTAL COMMON STOCKS (Cost $4,475,317)		6,293,428

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	111,100	467
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ASAPP, Inc. Series C (a)(c)(d)	367,427	1,367
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(d)	76,285	3,359
Series C3 (a)(c)(d)	95,356	4,199
Series C4 (a)(c)(d)	27,230	1,199
Series C5 (a)(c)(d)	53,844	2,371
		11,128
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,964)		12,962

Money Market Funds - 2.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (g)	83,011,301	83,028
Fidelity Securities Lending Cash Central Fund 5.14% (g)(h)	42,625,176	42,629
TOTAL MONEY MARKET FUNDS (Cost $125,657)		125,657

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,611,938)	6,432,047
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(44,010)
NET ASSETS - 100.0%	6,388,037

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,861,000 or 0.4% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,641,000 or 0.5% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAPP, Inc. Series C	4/30/21	2,424

Blu Investments LLC	5/21/20	21

Doma Holdings, Inc.	3/02/21	4,873

ElevateBio LLC Series C	3/09/21	466

Epic Games, Inc.	3/29/21	2,911

Evolent Health, Inc.	3/28/23	8,836

Illuminated Holdings, Inc. Series C2	7/07/20	1,907

Illuminated Holdings, Inc. Series C3	7/07/20	2,861

Illuminated Holdings, Inc. Series C4	1/08/21	980

Illuminated Holdings, Inc. Series C5	6/16/21	2,326

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	121,727	1,220,369	1,259,068	2,804	-	-	83,028	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	30,152	242,446	229,969	414	-	-	42,629	0.1%
Total	151,879	1,462,815	1,489,037	3,218	-	-	125,657

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	603,130	498,756	102,059	2,315
Consumer Discretionary	696,620	624,902	71,714	4
Consumer Staples	82,929	82,929	-	-
Energy	251,011	251,011	-	-
Financials	394,204	391,090	3,114	-
Health Care	1,073,385	1,063,680	8,878	827
Industrials	806,710	806,710	-	-
Information Technology	2,372,454	2,371,087	-	1,367
Materials	22,693	11,565	-	11,128
Real Estate	756	756	-	-
Utilities	2,498	2,498	-	-

Money Market Funds	125,657	125,657	-	-
Total Investments in Securities:	6,432,047	6,230,641	185,765	15,641
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,945) - See accompanying schedule:
Unaffiliated issuers (cost $4,486,281)	$6,306,390
Fidelity Central Funds (cost $125,657)	125,657

Total Investment in Securities (cost $4,611,938)		$6,432,047
Foreign currency held at value (cost $958)		964
Receivable for investments sold		33,178
Receivable for fund shares sold		14,445
Dividends receivable		5,010
Distributions receivable from Fidelity Central Funds		810
Prepaid expenses		1
Other receivables		84
Total assets		6,486,539
Liabilities
Payable for investments purchased
Regular delivery	$41,720
Delayed delivery	1,443
Payable for fund shares redeemed	4,571
Accrued management fee	2,690
Distribution and service plan fees payable	1,024
Other affiliated payables	788
Other payables and accrued expenses	3,642
Collateral on securities loaned	42,624
Total Liabilities		98,502
Net Assets		$6,388,037
Net Assets consist of:
Paid in capital		$4,586,153
Total accumulated earnings (loss)		1,801,884
Net Assets		$6,388,037

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,569,182 ÷ 107,338 shares) (a)		$14.62
Maximum offering price per share (100/94.25 of $14.62)		$15.51
Class M :
Net Asset Value and redemption price per share ($1,503,288 ÷ 106,667 shares) (a)		$14.09
Maximum offering price per share (100/96.50 of $14.09)		$14.60
Class C :
Net Asset Value and offering price per share ($114,049 ÷ 10,367 shares) (a)		$11.00
Class I :
Net Asset Value , offering price and redemption price per share ($2,022,479 ÷ 119,565 shares)		$16.92
Class Z :
Net Asset Value , offering price and redemption price per share ($1,179,039 ÷ 68,731 shares)		$17.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$24,822
Income from Fidelity Central Funds (including $414 from security lending)		3,218
Total Income		28,040
Expenses
Management fee	$14,443
Transfer agent fees	4,007
Distribution and service plan fees	5,842
Accounting fees	489
Custodian fees and expenses	59
Independent trustees' fees and expenses	16
Registration fees	106
Audit	40
Legal	4
Miscellaneous	336
Total expenses before reductions	25,342
Expense reductions	(125)
Total expenses after reductions		25,217
Net Investment income (loss)		2,823
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,894
Foreign currency transactions	143
Total net realized gain (loss)		9,037
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,012)	466,475
Assets and liabilities in foreign currencies	(50)
Total change in net unrealized appreciation (depreciation)		466,425
Net gain (loss)		475,462
Net increase (decrease) in net assets resulting from operations		$478,285
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,823	$(5,924)
Net realized gain (loss)	9,037	101,764
Change in net unrealized appreciation (depreciation)	466,425	(1,034,185)
Net increase (decrease) in net assets resulting from operations	478,285	(938,345)
Distributions to shareholders	(103,218)	(584,982)
Share transactions - net increase (decrease)	1,127,156	1,234,456
Total increase (decrease) in net assets	1,502,223	(288,871)

Net Assets
Beginning of period	4,885,814	5,174,685
End of period	$6,388,037	$4,885,814

Financial Highlights
Fidelity Advisor® Equity Growth Fund Class A

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.85	$19.23	$17.06	$13.07	$11.84	$12.26
Income from Investment Operations
Net investment income (loss) B,C	- D	(.02)	- E	(.05)	(.02)	(.01)
Net realized and unrealized gain (loss)	1.06	(3.14)	4.08	5.22	1.97	.93
Total from investment operations	1.06	(3.16)	4.08	5.17	1.95	.92
Distributions from net realized gain	(.29)	(2.22)	(1.91)	(1.18)	(.72)	(1.34)
Total distributions	(.29)	(2.22)	(1.91)	(1.18)	(.72)	(1.34)
Net asset value, end of period	$14.62	$13.85	$19.23	$17.06	$13.07	$11.84
Total Return F,G,H	7.96%	(18.79)%	26.35%	42.92%	18.34%	8.38%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.97% K,L	.97%	.97%	.99%	1.01%	1.02%
Expenses net of fee waivers, if any	.97% K,L	.97%	.97%	.99%	1.01%	1.01%
Expenses net of all reductions	.97% K,L	.97%	.97%	.99%	1.01%	1.01%
Net investment income (loss)	.05% K,L	(.11)%	(.02)% E	(.33)%	(.16)%	(.09)%
Supplemental Data
Net assets, end of period (in millions)	$1,569	$1,422	$1,752	$1,477	$1,049	$865
Portfolio turnover rate M	59% K	40%	44%	52%	49% N	37%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Amount represents less than $.005 per share.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.31)%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Audit fees are not annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Equity Growth Fund Class M

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$18.64	$16.60	$12.78	$11.61	$12.05
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.05)	(.04) D	(.08)	(.05)	(.04)
Net realized and unrealized gain (loss)	1.01	(3.04)	3.95	5.08	1.94	.91
Total from investment operations	1.00	(3.09)	3.91	5.00	1.89	.87
Distributions from net realized gain	(.29)	(2.17)	(1.87)	(1.18)	(.72)	(1.31)
Total distributions	(.29)	(2.17)	(1.87)	(1.18)	(.72)	(1.31)
Net asset value, end of period	$14.09	$13.38	$18.64	$16.60	$12.78	$11.61
Total Return E,F,G	7.79%	(18.95)%	25.99%	42.54%	18.18%	8.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.22% J,K	1.21%	1.21%	1.23%	1.25%	1.25%
Expenses net of fee waivers, if any	1.21% J,K	1.21%	1.21%	1.23%	1.25%	1.25%
Expenses net of all reductions	1.21% J,K	1.21%	1.21%	1.23%	1.24%	1.24%
Net investment income (loss)	(.19)% J,K	(.36)%	(.26)% D	(.57)%	(.40)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$1,503	$1,437	$1,938	$1,747	$1,417	$1,332
Portfolio turnover rate L	59% J	40%	44%	52%	49% M	37%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Audit fees are not annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Equity Growth Fund Class C

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.54	$15.14	$13.84	$10.90	$10.07	$10.63
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.10)	(.11) D	(.13)	(.09)	(.09)
Net realized and unrealized gain (loss)	.79	(2.39)	3.24	4.25	1.64	.80
Total from investment operations	.75	(2.49)	3.13	4.12	1.55	.71
Distributions from net realized gain	(.29)	(2.11)	(1.83)	(1.18)	(.72)	(1.27)
Total distributions	(.29)	(2.11)	(1.83)	(1.18)	(.72)	(1.27)
Net asset value, end of period	$11.00	$10.54	$15.14	$13.84	$10.90	$10.07
Total Return E,F,G	7.50%	(19.38)%	25.36%	41.73%	17.53%	7.50%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.76% J,K	1.75%	1.74%	1.78%	1.80%	1.78%
Expenses net of fee waivers, if any	1.75% J,K	1.75%	1.74%	1.77%	1.80%	1.78%
Expenses net of all reductions	1.75% J,K	1.75%	1.74%	1.77%	1.79%	1.77%
Net investment income (loss)	(.73)% J,K	(.89)%	(.79)% D	(1.12)%	(.95)%	(.85)%
Supplemental Data
Net assets, end of period (in millions)	$114	$98	$134	$131	$101	$196
Portfolio turnover rate L	59% J	40%	44%	52%	49% M	37%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.09)%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Audit fees are not annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Equity Growth Fund Class I

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$15.95	$21.82	$19.10	$14.46	$12.98	$13.32
Income from Investment Operations
Net investment income (loss) B,C	.02	.02	.05 D	(.01)	.01	.02
Net realized and unrealized gain (loss)	1.24	(3.63)	4.61	5.83	2.19	1.01
Total from investment operations	1.26	(3.61)	4.66	5.82	2.20	1.03
Distributions from net realized gain	(.29)	(2.26)	(1.94)	(1.18)	(.72)	(1.37)
Total distributions	(.29)	(2.26)	(1.94)	(1.18)	(.72)	(1.37)
Net asset value, end of period	$16.92	$15.95	$21.82	$19.10	$14.46	$12.98
Total Return E,F	8.17%	(18.62)%	26.65%	43.32%	18.68%	8.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.72% I,J	.72%	.71%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.72% I,J	.71%	.71%	.73%	.75%	.75%
Expenses net of all reductions	.72% I,J	.71%	.71%	.73%	.75%	.75%
Net investment income (loss)	.30% I,J	.14%	.24% D	(.07)%	.10%	.17%
Supplemental Data
Net assets, end of period (in millions)	$2,022	$1,285	$1,067	$770	$548	$679
Portfolio turnover rate K	59% J	40%	44%	52%	49% L	37%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.06)%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Audit fees are not annualized.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Equity Growth Fund Class Z

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$16.17	$22.07	$19.30	$14.59	$13.07	$13.40
Income from Investment Operations
Net investment income (loss) B,C	.03	.04	.07 D	.01	.03	.04
Net realized and unrealized gain (loss)	1.24	(3.66)	4.66	5.88	2.21	1.02
Total from investment operations	1.27	(3.62)	4.73	5.89	2.24	1.06
Distributions from net realized gain	(.29)	(2.28)	(1.96)	(1.18)	(.72)	(1.39)
Total distributions	(.29)	(2.28)	(1.96)	(1.18)	(.72)	(1.39)
Net asset value, end of period	$17.15	$16.17	$22.07	$19.30	$14.59	$13.07
Total Return E,F	8.12%	(18.46)%	26.77%	43.43%	18.87%	8.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I,J	.60%	.60%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.60% I,J	.60%	.60%	.61%	.62%	.62%
Expenses net of all reductions	.60% I,J	.60%	.60%	.61%	.62%	.62%
Net investment income (loss)	.42% I,J	.26%	.35% D	.05%	.23%	.30%
Supplemental Data
Net assets, end of period (in millions)	$1,179	$645	$285	$180	$112	$87
Portfolio turnover rate K	59% I	40%	44%	52%	49% L	37%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Equity Growth Fund	$24

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,043,427
Gross unrealized depreciation	(229,026)
Net unrealized appreciation (depreciation)	$1,814,401
Tax cost	$4,617,646

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Growth Fund	2,612,340	1,606,666
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$1,802	$39
Class M	.25%	.25%	3,530	33
Class C	.75%	.25%	510	87
			$5,842	$159

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$715
Class M	27
Class C A	63
$805

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$1,204.17
Class M	1,122.16
Class C	101.20
Class I	1,401.17
Class Z	179.04
	$4,007

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Equity Growth Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Equity Growth Fund	$ 30

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Growth Fund	128,756	83,854	(7,478)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Equity Growth Fund	$5
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Equity Growth Fund	$45	$19	$776
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$1
Class M	2
$3

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived *a portion of fund-level operating expenses in the amount of $121.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Equity Growth Fund
Distributions to shareholders
Class A	$ 29,592	$201,902
Class M	30,631	224,409
Class C	2,701	18,487
Class I	27,944	110,672
Class Z	12,350	29,512
Total	$103,218	$584,982
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Advisor Equity Growth Fund
Class A
Shares sold	9,508	16,685	$128,214	$238,232
Reinvestment of distributions	2,171	10,895	27,414	189,362
Shares redeemed	(7,023)	(16,000)	(94,971)	(233,550)
Net increase (decrease)	4,656	11,580	$60,657	$194,044
Class M
Shares sold	3,848	8,496	$50,244	$121,186
Reinvestment of distributions	2,457	13,013	29,946	218,886
Shares redeemed	(7,040)	(18,044)	(92,085)	(258,376)
Net increase (decrease)	(735)	3,465	$(11,895)	$81,696
Class C
Shares sold	2,174	2,281	$22,095	$25,246
Reinvestment of distributions	276	1,360	2,629	18,111
Shares redeemed	(1,349)	(3,196)	(13,684)	(36,259)
Net increase (decrease)	1,101	445	$11,040	$7,098
Class I
Shares sold	50,659	45,700	$789,522	$738,514
Reinvestment of distributions	1,802	5,203	26,307	103,900
Shares redeemed	(13,427)	(19,286)	(210,595)	(320,943)
Net increase (decrease)	39,034	31,617	$605,234	$521,471
Class Z
Shares sold	34,911	29,802	$558,640	$472,459
Reinvestment of distributions	773	1,400	11,444	28,312
Shares redeemed	(6,847)	(4,204)	(107,964)	(70,624)
Net increase (decrease)	28,837	26,998	$462,120	$430,147
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity Advisor® Equity Growth Fund
Class A	.97%
Actual		$ 1,000	$ 1,079.60	$ 5.03
Hypothetical- B		$ 1,000	$ 1,020.09	$ 4.89
Class M	1.21%
Actual		$ 1,000	$ 1,077.90	$ 6.27
Hypothetical- B		$ 1,000	$ 1,018.90	$ 6.09
Class C	1.75%
Actual		$ 1,000	$ 1,075.00	$ 9.05
Hypothetical- B		$ 1,000	$ 1,016.21	$ 8.80
Class I	.72%
Actual		$ 1,000	$ 1,081.70	$ 3.74
Hypothetical- B		$ 1,000	$ 1,021.34	$ 3.63
Class Z	.60%
Actual		$ 1,000	$ 1,081.20	$ 3.11
Hypothetical- B		$ 1,000	$ 1,021.94	$ 3.02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Equity Growth Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704747.125
EPG-SANN-0723
Fidelity Advisor® Series Growth Opportunities Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	9.8
NVIDIA Corp.	7.2
Alphabet, Inc. Class C	5.0
Amazon.com, Inc.	4.5
T-Mobile U.S., Inc.	3.2
Uber Technologies, Inc.	2.9
Meta Platforms, Inc. Class A	2.8
Apple, Inc.	2.3
Advanced Micro Devices, Inc.	2.2
Flex Ltd.	2.2
42.1

Market Sectors (% of Fund's net assets)

Information Technology	43.5
Communication Services	17.1
Health Care	9.8
Financials	9.6
Consumer Discretionary	8.4
Industrials	5.4
Energy	3.1
Utilities	2.3
Consumer Staples	0.3
Investment Companies	0.2
Materials	0.1

Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 16.9%
Entertainment - 2.2%
Netflix, Inc. (a)	7,700	3,043,271
Roku, Inc. Class A (a)	140,496	8,176,867
Sea Ltd. ADR (a)	73,340	4,210,449
		15,430,587
Interactive Media & Services - 10.8%
Alphabet, Inc.:
Class A (a)	106,900	13,134,803
Class C (a)	280,960	34,662,035
Epic Games, Inc. (a)(b)(c)	2,200	1,548,712
Meta Platforms, Inc. Class A (a)	71,889	19,030,456
Snap, Inc. Class A (a)	203,500	2,075,700
Zoominfo Technologies, Inc. (a)	150,784	3,728,888
		74,180,594
Media - 0.7%
Innovid Corp. (a)	35,509	44,031
Magnite, Inc. (a)	264,602	3,143,472
TechTarget, Inc. (a)	43,000	1,493,820
The Trade Desk, Inc. (a)	4,655	326,222
		5,007,545
Wireless Telecommunication Services - 3.2%
T-Mobile U.S., Inc. (a)	161,324	22,141,719
TOTAL COMMUNICATION SERVICES		116,760,445
CONSUMER DISCRETIONARY - 8.3%
Automobile Components - 0.1%
Aptiv PLC (a)	7,500	660,600
Automobiles - 0.5%
Neutron Holdings, Inc. (a)(b)(c)	77,208	1,977
Rad Power Bikes, Inc. (a)(b)(c)	13,874	29,135
Rivian Automotive, Inc. (a)	57,300	844,029
Tesla, Inc. (a)	12,560	2,561,361
		3,436,502
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	259,480	31,288,098
Hotels, Restaurants & Leisure - 0.4%
Domino's Pizza, Inc.	200	57,970
Doordash, Inc. (a)(d)	39,772	2,596,714
Sonder Holdings, Inc.:
rights (a)(c)	1,133	79
rights (a)(c)	1,132	57
rights (a)(c)	1,132	45
rights (a)(c)	1,132	34
rights (a)(c)	1,132	23
rights (a)(c)	1,132	23
		2,654,945
Household Durables - 0.1%
D.R. Horton, Inc.	600	64,104
Lennar Corp. Class A	800	85,696
Tempur Sealy International, Inc.	8,700	310,068
		459,868
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	26,600	193,648
Specialty Retail - 1.9%
Auto1 Group SE (a)(e)	381,568	3,272,653
Carvana Co. Class A (a)(d)	94,900	1,226,108
Cazoo Group Ltd. Class A (a)(d)	25,917	34,210
Floor & Decor Holdings, Inc. Class A (a)(d)	53,900	4,921,609
Lowe's Companies, Inc.	14,900	2,996,837
Wayfair LLC Class A (a)	21,586	870,348
		13,321,765
Textiles, Apparel & Luxury Goods - 0.8%
Bombas LLC (a)(b)(c)	174,908	526,473
Compagnie Financiere Richemont SA Series A	5,770	918,673
lululemon athletica, Inc. (a)	12,101	4,016,685
		5,461,831
TOTAL CONSUMER DISCRETIONARY		57,477,257
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	2,800	945,000
Celsius Holdings, Inc. (a)	700	87,871
		1,032,871
Food Products - 0.0%
Local Bounti Corp. (a)(d)	187,297	82,411
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(c)	709	6,700
TOTAL CONSUMER STAPLES		1,121,982
ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Antero Resources Corp. (a)	254,500	5,194,345
Canadian Natural Resources Ltd.	51,300	2,763,587
Cenovus Energy, Inc. (Canada)	87,600	1,399,664
Cheniere Energy, Inc.	3,600	503,172
Denbury, Inc. (a)	2,400	216,408
Exxon Mobil Corp.	15,200	1,553,136
Hess Corp.	24,300	3,078,081
Occidental Petroleum Corp.	2,300	132,618
Ovintiv, Inc.	97,000	3,207,790
Tourmaline Oil Corp. (d)	74,600	3,118,637
		21,167,438
FINANCIALS - 9.4%
Banks - 0.7%
NatWest Group PLC	757,500	2,454,439
Starling Bank Ltd. Series D (a)(b)(c)	244,400	918,145
UniCredit SpA	84,700	1,633,209
		5,005,793
Capital Markets - 0.7%
Coinbase Global, Inc. (a)(d)	5,800	360,760
LPL Financial	23,000	4,479,940
		4,840,700
Financial Services - 8.0%
Adyen BV (a)(e)	800	1,310,274
Apollo Global Management, Inc.	9,700	648,445
Block, Inc. Class A (a)	200,979	12,137,122
Dlocal Ltd. (a)(d)	289,856	3,373,924
Fiserv, Inc. (a)	37,500	4,207,125
FleetCor Technologies, Inc. (a)	600	135,930
Global Payments, Inc.	37,000	3,614,530
Marqeta, Inc. Class A (a)	834,188	3,995,761
MasterCard, Inc. Class A	13,601	4,964,637
Nuvei Corp. (Canada) (a)(e)	221,280	6,942,405
Payoneer Global, Inc. (a)(b)	15,500	64,325
Repay Holdings Corp. (a)	263,230	1,666,246
Shift4 Payments, Inc. (a)	36,700	2,301,824
Visa, Inc. Class A	42,926	9,487,934
		54,850,482
TOTAL FINANCIALS		64,696,975
HEALTH CARE - 9.6%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	6,663	1,232,722
ALX Oncology Holdings, Inc. (a)	25,200	168,084
Arcutis Biotherapeutics, Inc. (a)	7,700	57,827
Argenx SE ADR (a)	6,890	2,678,143
Ascendis Pharma A/S sponsored ADR (a)	8,116	705,849
Blueprint Medicines Corp. (a)	4,400	248,688
Celldex Therapeutics, Inc. (a)	29,200	928,560
Cytokinetics, Inc. (a)	43,941	1,656,136
Gilead Sciences, Inc.	1,600	123,104
Icosavax, Inc. (a)	75,090	753,904
Keros Therapeutics, Inc. (a)	12,000	574,320
Moderna, Inc. (a)	400	51,084
Morphic Holding, Inc. (a)	17,000	977,500
Nuvalent, Inc. Class A (a)	16,700	703,070
PTC Therapeutics, Inc. (a)	2,900	121,713
Vaxcyte, Inc. (a)	52,702	2,609,803
Verve Therapeutics, Inc. (a)(d)	9,800	151,704
Zentalis Pharmaceuticals, Inc. (a)	33,300	867,132
		14,609,343
Health Care Equipment & Supplies - 2.0%
Blink Health LLC Series A1 (a)(b)(c)	1,597	76,480
Boston Scientific Corp. (a)	126,901	6,532,863
Insulet Corp. (a)	4,945	1,356,166
Penumbra, Inc. (a)	9,495	2,918,193
TransMedics Group, Inc. (a)	42,107	3,059,495
		13,943,197
Health Care Providers & Services - 4.5%
agilon health, Inc. (a)(d)	333,683	6,633,618
Alignment Healthcare, Inc. (a)	40,903	240,101
Centene Corp. (a)	110,287	6,883,012
Humana, Inc.	13,119	6,584,033
P3 Health Partners, Inc. Class A (a)	47,156	190,982
The Oncology Institute, Inc. (a)	16,268	6,955
UnitedHealth Group, Inc.	21,191	10,325,103
		30,863,804
Life Sciences Tools & Services - 0.6%
Danaher Corp.	9,697	2,226,625
Thermo Fisher Scientific, Inc.	3,400	1,728,764
		3,955,389
Pharmaceuticals - 0.4%
Eli Lilly & Co.	6,600	2,834,436
TOTAL HEALTH CARE		66,206,169
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	5,400	2,397,654
Space Exploration Technologies Corp. Class A (a)(b)(c)	3,000	231,000
The Boeing Co. (a)	15,300	3,147,210
		5,775,864
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)	122,800	2,092,512
Electrical Equipment - 0.1%
Bloom Energy Corp. Class A (a)(d)	25,500	349,860
Eaton Corp. PLC	400	70,360
Nextracker, Inc. Class A (d)	2,900	110,925
Sunrun, Inc. (a)	4,300	75,852
		606,997
Ground Transportation - 3.2%
Bird Global, Inc.:
Stage 1 rights (a)(c)	3,816	0
Stage 2 rights (a)(c)	3,816	0
Stage 3 rights (a)(c)	3,815	0
Lyft, Inc. (a)	277,072	2,499,189
Uber Technologies, Inc. (a)	521,976	19,798,550
		22,297,739
Professional Services - 0.1%
FTI Consulting, Inc. (a)	800	150,408
Paycom Software, Inc.	900	252,117
		402,525
TOTAL INDUSTRIALS		31,175,637
INFORMATION TECHNOLOGY - 43.0%
Communications Equipment - 0.2%
Lumentum Holdings, Inc. (a)	22,100	1,169,090
Electronic Equipment, Instruments & Components - 2.9%
Coherent Corp. (a)(d)	24,100	890,736
Flex Ltd. (a)	592,290	15,038,243
Jabil, Inc.	47,700	4,270,104
		20,199,083
IT Services - 2.9%
Cloudflare, Inc. (a)	39,500	2,731,820
EPAM Systems, Inc. (a)	28,200	7,236,684
Globant SA (a)	6,100	1,121,241
MongoDB, Inc. Class A (a)	17,100	5,023,809
Okta, Inc. (a)	5,400	490,860
Shopify, Inc. Class A (a)	5,800	331,702
Snowflake, Inc. (a)	2,200	363,792
Twilio, Inc. Class A (a)	37,800	2,631,636
		19,931,544
Semiconductors & Semiconductor Equipment - 17.7%
Advanced Micro Devices, Inc. (a)	129,000	15,249,090
Applied Materials, Inc.	40,166	5,354,128
Enphase Energy, Inc. (a)	2,100	365,148
GlobalFoundries, Inc. (a)	51,900	3,027,327
Impinj, Inc. (a)	3,400	347,956
Lam Research Corp.	4,919	3,033,547
Lattice Semiconductor Corp. (a)	3,500	284,585
Marvell Technology, Inc.	195,951	11,461,174
Monolithic Power Systems, Inc.	300	146,973
NVIDIA Corp.	130,676	49,439,958
NXP Semiconductors NV	72,528	12,989,765
onsemi (a)	169,942	14,207,151
Rambus, Inc. (a)	23,200	1,483,872
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	49,300	4,860,487
		122,251,161
Software - 16.9%
Adobe, Inc. (a)	1,500	626,685
Bill Holdings, Inc. (a)	27,900	2,889,882
Confluent, Inc. (a)	75,200	2,386,848
Convoy, Inc. warrants (a)(b)(c)	6,152	15,318
Datadog, Inc. Class A (a)	37,200	3,530,652
DoubleVerify Holdings, Inc. (a)	73,540	2,564,340
Dynatrace, Inc. (a)	122,147	6,228,276
Elastic NV (a)	37,913	2,760,825
Five9, Inc. (a)	32,600	2,155,186
HubSpot, Inc. (a)	8,074	4,182,251
Intapp, Inc. (a)	63,879	2,700,165
Intuit, Inc.	7,513	3,148,849
Microsoft Corp.	206,783	67,905,465
Oracle Corp.	49,000	5,191,060
Palo Alto Networks, Inc. (a)	2,800	597,492
Salesforce, Inc. (a)	16,279	3,636,403
SentinelOne, Inc. (a)	12,327	263,551
ServiceNow, Inc. (a)	9,168	4,994,543
Stripe, Inc. Class B (a)(b)(c)	2,500	50,325
Viant Technology, Inc. (a)	51,542	237,093
Zscaler, Inc. (a)	2,000	270,960
		116,336,169
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	89,413	15,848,454
Pure Storage, Inc. Class A (a)	34,900	1,004,771
		16,853,225
TOTAL INFORMATION TECHNOLOGY		296,740,272
UTILITIES - 2.3%
Electric Utilities - 1.7%
Constellation Energy Corp.	20,633	1,733,585
ORSTED A/S (e)	32,326	2,830,465
PG&E Corp. (a)	405,600	6,870,864
		11,434,914
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	70,790	4,241,737
TOTAL UTILITIES		15,676,651
TOTAL COMMON STOCKS (Cost $427,380,948)		671,022,826

Preferred Stocks - 2.2%
	Shares	Value ($)
Convertible Preferred Stocks - 2.0%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	4,644	985,410

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	1,809	3,799
Series C(a)(b)(c)	7,117	14,946
Series D(a)(b)(c)	12,697	26,664
		45,409
CONSUMER STAPLES - 0.2%
Consumer Staples Distribution & Retail - 0.1%
GoBrands, Inc. Series G (a)(b)(c)	2,400	206,592
Instacart, Inc.:
Series H(a)(b)(c)	10,566	432,678
Series I(a)(b)(c)	3,119	127,723
		766,993
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	13,745	128,103

Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(b)(c)	70,175	663,154
Series D(a)(b)(c)	938	8,864
		672,018
TOTAL CONSUMER STAPLES		1,567,114

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (b)(c)	5,401	132,379

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	15,631	748,569

Health Care Technology - 0.1%
Aledade, Inc. Series E1 (b)(c)	5,837	292,550

TOTAL HEALTH CARE		1,041,119

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.7%
Relativity Space, Inc. Series E (a)(b)(c)	36,263	622,636
Space Exploration Technologies Corp.:
Series I(a)(b)(c)	3,290	2,533,300
Series N(a)(b)(c)	2,559	1,970,430
		5,126,366
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(b)(c)	15,188	1,246,024

TOTAL INDUSTRIALS		6,372,390

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	12,100	158,026
Enevate Corp. Series E (a)(b)(c)	285,844	165,790
		323,816
IT Services - 0.0%
Yanka Industries, Inc.:
Series E(a)(b)(c)	19,716	147,081
Series F(a)(b)(c)	13,160	98,174
		245,255
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(a)(b)(c)	10,622	118,223
Series F2(a)(b)(c)	5,609	62,428
SiMa.ai:
Series B(a)(b)(c)	40,700	243,793
Series B1(a)(b)(c)	5,810	41,077
Xsight Labs Ltd. Series D (a)(b)(c)	17,400	122,148
		587,669
Software - 0.2%
Convoy, Inc. Series D (a)(b)(c)	93,888	529,528
Databricks, Inc. Series G (a)(b)(c)	6,600	318,582
Mountain Digital, Inc. Series D (a)(b)(c)	28,106	392,360
Stripe, Inc. Series H (a)(b)(c)	5,729	115,325
Tenstorrent, Inc. Series C1 (a)(b)(c)	1,200	67,728
		1,423,523
TOTAL INFORMATION TECHNOLOGY		2,580,263

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	23,194	822,691

TOTAL CONVERTIBLE PREFERRED STOCKS		13,546,775
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	1,387,600	35,523
Waymo LLC Series A2 (a)(b)(c)	2,896	133,506
		169,029
FINANCIALS - 0.2%
Financial Services - 0.2%
Circle Internet Financial Ltd. Series E (a)(b)(c)	53,240	1,304,912

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	17,900	256,328

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,730,269
TOTAL PREFERRED STOCKS (Cost $14,121,562)		15,277,044

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	47,700	49,121
4% 6/12/27 (b)(c)	13,100	13,490
4.5% 10/27/25 (b)(c)(g)	404,059	399,089
		461,700
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	40,971	41,913
TOTAL CONVERTIBLE BONDS (Cost $505,830)		503,613

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (b)(c)(h)	248,956	307,286
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h)	63,300	60,072
TOTAL PREFERRED SECURITIES (Cost $312,256)		367,358

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i)	2,113,452	2,113,874
Fidelity Securities Lending Cash Central Fund 5.14% (i)(j)	20,061,462	20,063,468
TOTAL MONEY MARKET FUNDS (Cost $22,177,342)		22,177,342

Equity Funds - 0.2%
	Shares	Value ($)
Domestic Equity Funds - 0.2%
iShares Russell 1000 Growth Index ETF (Cost $1,659,473)	6,400	1,653,760

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $466,157,411)	711,001,943
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(20,629,651)
NET ASSETS - 100.0%	690,372,292

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,616,605 or 2.8% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,355,797 or 2.1% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	290,767

Beta Technologies, Inc. Series A	4/09/21	1,112,825

Blink Health LLC Series A1	12/30/20	43,263

Blink Health LLC Series C	11/07/19 - 7/14/21	596,729

Bombas LLC	2/16/21 - 11/12/21	830,401

Bowery Farming, Inc. Series C1	5/18/21	828,127

ByteDance Ltd. Series E1	11/18/20	508,862

CelLink Corp. Series D	1/20/22	251,969

Circle Internet Financial Ltd. Series E	5/11/21	864,100

Circle Internet Financial Ltd. Series F	5/09/22	227,598

Convoy, Inc. Series D	10/30/19	1,271,244

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	40,971

Databricks, Inc. Series G	2/01/21	390,209

Diamond Foundry, Inc. Series C	3/15/21	556,656

Enevate Corp. Series E	1/29/21	316,911

Epic Games, Inc.	7/13/20 - 3/29/21	1,730,000

GaN Systems, Inc. Series F1	11/30/21	90,075

GaN Systems, Inc. Series F2	11/30/21	47,564

GaN Systems, Inc. 0%	11/30/21	248,956

GoBrands, Inc. Series G	3/02/21	599,322

Gupshup, Inc.	6/08/21	409,287

Instacart, Inc. Series H	11/13/20	633,960

Instacart, Inc. Series I	2/26/21	389,875

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Mountain Digital, Inc. Series D	11/05/21	645,463

Neutron Holdings, Inc.	2/04/21	772

Neutron Holdings, Inc. Series 1C	7/03/18	253,709

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	47,700

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	13,100

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	404,059

Payoneer Global, Inc.	2/03/21	155,000

Rad Power Bikes, Inc.	1/21/21	66,926

Rad Power Bikes, Inc. Series A	1/21/21	8,726

Rad Power Bikes, Inc. Series C	1/21/21	34,331

Rad Power Bikes, Inc. Series D	9/17/21	121,686

Relativity Space, Inc. Series E	5/27/21	828,069

SiMa.ai Series B	5/10/21	208,685

SiMa.ai Series B1	4/25/22 - 10/17/22	41,198

Space Exploration Technologies Corp. Class A	2/16/21	125,997

Space Exploration Technologies Corp. Series I	4/05/18	556,010

Space Exploration Technologies Corp. Series N	8/04/20	690,930

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	468,193

Stripe, Inc. Class B	5/18/21	100,321

Stripe, Inc. Series H	3/15/21 - 5/25/23	229,877

Tenstorrent, Inc. Series C1	4/23/21	71,345

Tenstorrent, Inc. 0%	4/23/21	63,300

Waymo LLC Series A2	5/08/20	248,671

Xsight Labs Ltd. Series D	2/16/21	139,130

Yanka Industries, Inc. Series E	5/15/20	238,154

Yanka Industries, Inc. Series F	4/08/21	419,499

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,314,371	152,248,847	152,449,344	86,203	-	-	2,113,874	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	6,708,138	87,060,141	73,704,811	78,497	-	-	20,063,468	0.1%
Total	9,022,509	239,308,988	226,154,155	164,700	-	-	22,177,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	117,745,855	115,211,733	-	2,534,122
Consumer Discretionary	57,691,695	56,000,738	918,673	772,284
Consumer Staples	2,689,096	1,115,282	-	1,573,814
Energy	21,167,438	21,167,438	-	-
Financials	66,134,266	58,380,908	5,397,922	2,355,436
Health Care	67,247,288	66,129,689	-	1,117,599
Industrials	37,548,027	30,944,637	-	6,603,390
Information Technology	299,576,863	296,674,629	-	2,902,234
Materials	822,691	-	-	822,691
Utilities	15,676,651	15,676,651	-	-

Corporate Bonds	503,613	-	-	503,613

Preferred Securities	367,358	-	-	367,358

Money Market Funds	22,177,342	22,177,342	-	-

Equity Funds	1,653,760	1,653,760	-	-
Total Investments in Securities:	711,001,943	685,132,807	6,316,595	19,552,541

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$18,099,372
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,555,933)
Cost of Purchases	249,869
Proceeds of Sales	(121,700)
Amortization/Accretion	-
Transfers into Level 3	2,880,933
Transfers out of Level 3	-
Ending Balance	$19,552,541
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$(1,563,116)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,974,872) - See accompanying schedule:
Unaffiliated issuers (cost $443,980,069)	$688,824,601
Fidelity Central Funds (cost $22,177,342)	22,177,342

Total Investment in Securities (cost $466,157,411)		$711,001,943
Foreign currency held at value (cost $136)		136
Receivable for investments sold		74,031,177
Receivable for fund shares sold		4,614
Dividends receivable		349,268
Interest receivable		10,172
Distributions receivable from Fidelity Central Funds		18,639
Receivable from investment adviser for expense reductions		206
Other receivables		24,531
Total assets		785,440,686
Liabilities
Payable for investments purchased	$2,944,744
Payable for fund shares redeemed	72,047,330
Other payables and accrued expenses	11,800
Collateral on securities loaned	20,064,520
Total Liabilities		95,068,394
Net Assets		$690,372,292
Net Assets consist of:
Paid in capital		$497,683,811
Total accumulated earnings (loss)		192,688,481
Net Assets		$690,372,292
Net Asset Value , offering price and redemption price per share ($690,372,292 ÷ 63,925,242 shares)		$10.80

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$1,875,167
Interest		18,095
Income from Fidelity Central Funds (including $78,497 from security lending)		164,700
Income before foreign taxes withheld		$2,057,962
Less foreign taxes withheld		(116,280)
Total Income		1,941,682
Expenses
Custodian fees and expenses	$26,159
Independent trustees' fees and expenses	2,157
Interest	7,449
Miscellaneous	756
Total expenses before reductions	36,521
Expense reductions	(16,408)
Total expenses after reductions		20,113
Net Investment income (loss)		1,921,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $144,260)	(3,225,553)
Foreign currency transactions	9,827
Total net realized gain (loss)		(3,215,726)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $144,127)	91,778,357
Unfunded commitments	38,467
Assets and liabilities in foreign currencies	(12,944)
Total change in net unrealized appreciation (depreciation)		91,803,880
Net gain (loss)		88,588,154
Net increase (decrease) in net assets resulting from operations		$90,509,723
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,921,569	$3,908,240
Net realized gain (loss)	(3,215,726)	(46,081,967)
Change in net unrealized appreciation (depreciation)	91,803,880	(225,541,561)
Net increase (decrease) in net assets resulting from operations	90,509,723	(267,715,288)
Distributions to shareholders	(3,392,612)	(182,406,087)
Share transactions
Proceeds from sales of shares	66,608,138	362,824,993
Reinvestment of distributions	3,392,612	182,406,087
Cost of shares redeemed	(170,422,385)	(167,505,935)
Net increase (decrease) in net assets resulting from share transactions	(100,421,635)	377,725,145
Total increase (decrease) in net assets	(13,304,524)	(72,396,230)

Net Assets
Beginning of period	703,676,816	776,073,046
End of period	$690,372,292	$703,676,816

Other Information
Shares
Sold	7,275,478	33,624,140
Issued in reinvestment of distributions	364,014	13,132,188
Redeemed	(16,806,471)	(15,229,553)
Net increase (decrease)	(9,166,979)	31,526,775

Financial Highlights
Fidelity Advisor® Series Growth Opportunities Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.63	$18.67	$20.55	$16.27	$15.46	$13.86
Income from Investment Operations
Net investment income (loss) A,B	.03	.06	.06	.08	.11 C	.10
Net realized and unrealized gain (loss)	1.19	(4.79)	3.39	7.91	3.56	2.83
Total from investment operations	1.22	(4.73)	3.45	7.99	3.67	2.93
Distributions from net investment income	(.05)	(.06)	(.11)	(.13)	(.11)	(.11)
Distributions from net realized gain	-	(4.25)	(5.22)	(3.59)	(2.75)	(1.22)
Total distributions	(.05)	(4.31)	(5.33)	(3.71) D	(2.86)	(1.33)
Net asset value, end of period	$10.80	$9.63	$18.67	$20.55	$16.27	$15.46
Total Return E,F	12.72%	(32.42)%	21.11%	63.04%	32.07%	23.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.01% I	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01% I	-% J	-% J	.01%	.01%	.01%
Expenses net of all reductions	.01% I	-% J	-% J	.01%	.01%	.01%
Net investment income (loss)	.55% I	.57%	.35%	.54%	.77% C	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$690,372	$703,677	$776,073	$713,285	$647,544	$636,343
Portfolio turnover rate K	68% I	97%	84%	78%	78% L	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .62%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount represents less than .005%.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Advisor Series Growth Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$ 18,681,570	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	13.8 - 15.8 / 15.3	Increase
			Enterprise value/Revenue multiple (EV/R)	1.3 - 25.0 / 5.9	Increase
			Enterprise value/Net income multiple (EV/NI)	15.0	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.0	Increase
			Probability rate	25.0% - 75.0% / 50.0%	Increase
		Recovery value	Recovery value	$0.00 - $0.31 / $0.06	Increase
		Market approach	Transaction price	$1.11 - $91.72 / $25.13	Increase
			Discount rate	15.0% - 52.5% / 40.6%	Decrease
		Discounted cash flow	Weighted average cost of capital (WACC)	29.0%	Decrease
			Exit multiple	1.8	Increase
		Black scholes	Discount rate	3.5% - 4.3% / 4.0%	Increase
			Volatility	50.0% - 100.0% / 70.7%	Increase
			Term	2.0 - 5.0 / 3.5	Increase
Corporate Bonds	$ 503,613	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.3 - 2.5 / 2.4	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 50.0% / 33.3%	Increase
		Black scholes	Discount rate	4.3%	Increase
			Volatility	60.0% - 75.0% / 73.6%	Increase
			Term	0.6 - 2.0 / 0.7	Increase
Preferred Securities	$ 367,358	Market comparable	Enterprise value/Revenue multiple (EV/R)	5.0	Increase
		Market approach	Transaction price	$59.45	Increase
		Discounted cash flow	Discount rate	20.0%	Decrease
		Black scholes	Discount rate	4.2%	Increase
			Volatility	70.0%	Increase
			Term	2.0	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$285,695,657
Gross unrealized depreciation	(45,683,378)
Net unrealized appreciation (depreciation)	$240,012,279
Tax cost	$470,989,664

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(39,249,621)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Growth Opportunities Fund	237,584,416	338,724,739

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Growth Opportunities Fund	$6,265

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Series Growth Opportunities Fund	Borrower	$ 7,307,125	4.59%	$7,449

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Growth Opportunities Fund	9,959,211	26,375,330	(2,901,402)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Series Growth Opportunities Fund	$8,502	$11,632	$1,978,800

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $13,408.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $3,000.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity Advisor® Series Growth Opportunities Fund	.01%
Actual		$ 1,000	$ 1,127.20	$ .05
Hypothetical- B		$ 1,000	$ 1,024.88	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Advisor Series Growth Opportunities Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on April 19, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To reclassify the diversification status of the fund from diversified to non-diversified by eliminating the following fundamental policy: The fund may not with respect to 75% of fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,  or securities of other investment companies) if, as a result, (a) more than 5% of fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of outstanding voting securities of issuer.

	# of Votes	% of Votes
Affirmative	703,275,700.060	100.000
Against	0.000	0.000
Abstain	0.000	0.000
TOTAL	703,275,700.060	100.000

1.967933.109
AXS3-SANN-0723

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 20, 2023